UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300

Indianapolis, Indiana 46204
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant's telephone number, including area code:877-355-1820

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TABLE OF CONTENTS

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic BlackRock Allocation Portfolio - Class I

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$18	0.34%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	61.2%
Exchange Traded Funds - Debt Funds	37.9%
Short-Term Investments	0.7%
Other Assets Less Liabilities - Net	0.2%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$55,147,636
Total number of portfolio holdings	14
Period portfolio turnover rate	28%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic BlackRock Allocation Portfolio - Class II

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$31	0.59%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	61.2%
Exchange Traded Funds - Debt Funds	37.9%
Short-Term Investments	0.7%
Other Assets Less Liabilities - Net	0.2%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$55,147,636
Total number of portfolio holdings	14
Period portfolio turnover rate	28%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic BlackRock Disciplined Core Portfolio - Class I

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$27	0.51%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks - Technology	36.8%
Common Stocks - Communications	15.8%
Common Stocks - Financial	11.6%
Common Stocks - Consumer, Non-cyclical	11.6%
Common Stocks - Industrial	9.9%
Common Stocks - Other	12.9%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$688,728,068
Total number of portfolio holdings	270
Period portfolio turnover rate	47%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic BlackRock Disciplined Core Portfolio - Class II

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$40	0.76%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks - Technology	36.8%
Common Stocks - Communications	15.8%
Common Stocks - Financial	11.6%
Common Stocks - Consumer, Non-cyclical	11.6%
Common Stocks - Industrial	9.9%
Common Stocks - Other	12.9%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$688,728,068
Total number of portfolio holdings	270
Period portfolio turnover rate	47%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic BlackRock Disciplined Growth Portfolio - Class I

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$26	0.50%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks - Technology	47.2%
Common Stocks - Communications	23.1%
Common Stocks - Industrial	11.8%
Common Stocks - Consumer, Non-cyclical	6.5%
Common Stocks - Financial	4.6%
Common Stocks - Other	4.9%
Short-Term Investments	2.4%
Other Assets Less Liabilities - Net	(0.5)%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$103,309,025
Total number of portfolio holdings	139
Period portfolio turnover rate	50%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic BlackRock Disciplined Growth Portfolio - Class II

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$39	0.75%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks - Technology	47.2%
Common Stocks - Communications	23.1%
Common Stocks - Industrial	11.8%
Common Stocks - Consumer, Non-cyclical	6.5%
Common Stocks - Financial	4.6%
Common Stocks - Other	4.9%
Short-Term Investments	2.4%
Other Assets Less Liabilities - Net	(0.5)%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$103,309,025
Total number of portfolio holdings	139
Period portfolio turnover rate	50%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic BlackRock Disciplined International Core Portfolio - Class I

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$42	0.79%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Country	% of Net Assets
United States	15.9%
Japan	13.4%
South Korea	7.8%
Canada	7.3%
United Kingdom	7.2%
China	6.2%
France	5.4%
Germany	5.0%
Other Country	30.1%
Other Assets Less Liabilities - Net	1.7%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$154,198,687
Total number of portfolio holdings	645
Period portfolio turnover rate	23%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic BlackRock Disciplined International Core Portfolio - Class II

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$55	1.04%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Country	% of Net Assets
United States	15.9%
Japan	13.4%
South Korea	7.8%
Canada	7.3%
United Kingdom	7.2%
China	6.2%
France	5.4%
Germany	5.0%
Other Country	30.1%
Other Assets Less Liabilities - Net	1.7%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$154,198,687
Total number of portfolio holdings	645
Period portfolio turnover rate	23%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio - Class I

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$35	0.67%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks - Technology	29.0%
Common Stocks - Industrial	17.4%
Common Stocks - Consumer, Non-cyclical	16.4%
Common Stocks - Consumer, Cyclical	13.8%
Common Stocks - Communications	8.7%
Common Stocks - Other	13.2%
Short-Term Investments	1.3%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	0.2%
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$262,451,553
Total number of portfolio holdings	319
Period portfolio turnover rate	66%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio - Class II

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$48	0.92%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks - Technology	29.0%
Common Stocks - Industrial	17.4%
Common Stocks - Consumer, Non-cyclical	16.4%
Common Stocks - Consumer, Cyclical	13.8%
Common Stocks - Communications	8.7%
Common Stocks - Other	13.2%
Short-Term Investments	1.3%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	0.2%
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$262,451,553
Total number of portfolio holdings	319
Period portfolio turnover rate	66%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic BlackRock Disciplined Value Portfolio - Class I

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$31	0.58%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks - Financial	20.7%
Common Stocks - Consumer, Non-cyclical	17.5%
Common Stocks - Technology	17.3%
Common Stocks - Industrial	12.4%
Common Stocks - Communications	11.1%
Common Stocks - Other	19.6%
Short-Term Investments	1.3%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$245,699,099
Total number of portfolio holdings	386
Period portfolio turnover rate	63%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic BlackRock Disciplined Value Portfolio - Class II

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$45	0.83%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks - Financial	20.7%
Common Stocks - Consumer, Non-cyclical	17.5%
Common Stocks - Technology	17.3%
Common Stocks - Industrial	12.4%
Common Stocks - Communications	11.1%
Common Stocks - Other	19.6%
Short-Term Investments	1.3%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$245,699,099
Total number of portfolio holdings	386
Period portfolio turnover rate	63%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic BlackRock High Yield Portfolio - Class I

This semi-annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$32	0.64%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Corporate Bonds and Notes - Financial	20.2%
Corporate Bonds and Notes - Communications	19.3%
Corporate Bonds and Notes - Energy	14.2%
Corporate Bonds and Notes - Consumer, Cyclical	13.0%
Corporate Bonds and Notes - Consumer, Non-cyclical	7.8%
Corporate Bonds and Notes - Other	23.9%
Short-Term Investments	0.4%
Other Assets Less Liabilities - Net	1.2%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$41,586,633
Total number of portfolio holdings	419
Period portfolio turnover rate	37%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic BlackRock High Yield Portfolio - Class II

This semi-annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$44	0.89%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Corporate Bonds and Notes - Financial	20.2%
Corporate Bonds and Notes - Communications	19.3%
Corporate Bonds and Notes - Energy	14.2%
Corporate Bonds and Notes - Consumer, Cyclical	13.0%
Corporate Bonds and Notes - Consumer, Non-cyclical	7.8%
Corporate Bonds and Notes - Other	23.9%
Short-Term Investments	0.4%
Other Assets Less Liabilities - Net	1.2%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$41,586,633
Total number of portfolio holdings	419
Period portfolio turnover rate	37%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

June 30, 2026

Global Atlantic Goldman Sachs Core Fixed Income Portfolio - Class I

This semi-annual shareholder report contains important information about Global Atlantic Goldman Sachs Core Fixed Income Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$25	0.50%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Corporate Bonds and Notes	35.6%
Agency Mortgage Backed Securities	31.6%
Asset Backed and Commercial Backed Securities	22.9%
U.S. Treasury Securities and Agency Bonds	14.1%
Sovereign Debts	1.4%
Other Investments	1.0%
Short-Term Investments	0.5%
Other Assets Less Liabilities - Net	(7.1)%
Total	100.0%

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$55,743,352
Total number of portfolio holdings	405
Period portfolio turnover rate	96%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the Financial Statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information

June 30, 2026

Global Atlantic Portfolios

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio1

Class I and Class II shares*

Each a separate series of the Forethought Variable Insurance Trust

Distributed by Global Atlantic Distributors, LLC
Member FINRA

1  Effective after the close of business on October 2, 2026, Global Atlantic Goldman Sachs Core Fixed Income Portfolio will be reorganized into Global Atlantic BlackRock High Yield Portfolio.

*  As of June 30, 2026, each Portfolio offered Class I and Class II, except the Global Atlantic Goldman Sachs Core Fixed Income Portfolio (which only offered Class I shares).

Global Atlantic BlackRock Allocation Portfolio

Portfolio of Investments (Unaudited)

June 30, 2026

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 99.1%
DEBT FUNDS - 37.9%
iShares 10-20 Year Treasury Bond ETF	17,496	$1,755,724
iShares Core Universal USD Bond ETF (a)	303,060	13,986,219
iShares MBS ETF	28,698	2,712,535
iShares U.S. Treasury Bond ETF	107,330	2,444,977
TOTAL DEBT FUNDS		20,899,455
EQUITY FUNDS - 61.2%
iShares Core MSCI Emerging Markets ETF	33,400	2,766,856
iShares Core S&P 500 ETF	16,659	12,475,758
iShares MSCI EAFE Growth ETF	15,495	1,927,888
iShares MSCI EAFE Value ETF	21,471	1,643,605
iShares MSCI USA Momentum Factor ETF	5,295	1,815,285
iShares S&P 500 Growth ETF	28,053	3,858,129
iShares S&P 500 Value ETF	15,876	3,604,805
iShares U.S. Equity Factor Rotation Active ETF	53,714	3,653,089
iShares U.S. Technology ETF	7,849	1,979,753
TOTAL EQUITY FUNDS		33,725,168
	Shares/ Principal	Fair Value
TOTAL EXCHANGE TRADED FUNDS (Cost - $42,946,976)		$54,624,623
SHORT-TERM INVESTMENTS - 0.7%
MONEY MARKET FUNDS - 0.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53% (b) (Cost - $391,792)	391,792	391,792
TOTAL SHORT-TERM INVESTMENTS (Cost - $391,792)		391,792
TOTAL INVESTMENTS - 99.8% (Cost - $43,338,768)		$55,016,415
OTHER ASSETS LESS LIABILITIES - NET 0.2%		131,221
TOTAL NET ASSETS - 100.0%		$55,147,636

(a)  The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

June 30, 2026

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 2.7%
General Dynamics Corp.	6,510	$2,306,102
General Electric Co.	7,518	2,809,702
HEICO Corp., Class A	1,272	328,062
Lockheed Martin Corp.	9,637	4,909,666
Northrop Grumman Corp.	4,736	2,412,092
RTX Corp.	32,068	6,084,262
		18,849,886
AIR FREIGHT & LOGISTICS - 0.4%
FedEx Corp.	5,691	1,782,023
United Parcel Service, Inc., Class B	8,396	902,570
		2,684,593
AUTOMOBILE COMPONENTS - 0.1%
Mobileye Global, Inc., Class A*	29,536	285,908
QuantumScape Corp., Class A*	44,253	334,553
		620,461
AUTOMOBILES - 1.8%
NIO, Inc., ADR*	25,629	129,683
Tesla, Inc.*	28,678	12,061,967
		12,191,650
BANKS - 3.9%
Bank of America Corp.	127,175	7,246,431
Citigroup, Inc.	46,441	6,499,882
Credicorp Ltd.	1,875	730,463
Grupo Financiero Galicia SA, ADR*	1,436	71,843
Huntington Bancshares, Inc.	23,975	425,077
JPMorgan Chase & Co.	30,676	10,041,175
Wells Fargo & Co.	25,556	2,111,948
		27,126,819
BEVERAGES - 1.0%
Coca-Cola Co. (The)	52,958	4,303,897
Constellation Brands, Inc., Class A	3,296	458,441
Molson Coors Beverage Co., Class B	16,030	624,529
PepsiCo, Inc.	12,821	1,735,963
		7,122,830
BIOTECHNOLOGY - 2.2%
Abbvie, Inc.	19,576	4,926,105
Amgen, Inc.	8,710	3,154,065
BioNTech SE, ADR*	1,008	93,794
Exelixis, Inc.*	14,547	791,502
Gilead Sciences, Inc.	16,414	2,073,745
Neurocrine Biosciences, Inc.*	2,919	491,954
Regeneron Pharmaceuticals, Inc.	1,841	1,147,937
REVOLUTION Medicines, Inc.*	927	173,608
Ultragenyx Pharmaceutical, Inc.*	11,305	377,474
United Therapeutics Corp.*	1,424	771,566
	Shares/ Principal	Fair Value
BIOTECHNOLOGY - 2.2% (Continued)
Vertex Pharmaceuticals, Inc.*	1,833	$910,506
Viking Therapeutics, Inc.*	5,685	221,772
		15,134,028
BROADLINE RETAIL - 3.8%
Amazon.com, Inc.*	107,448	25,609,156
Coupang, Inc.*	6,170	107,173
MercadoLibre, Inc.*	169	286,859
		26,003,188
BUILDING PRODUCTS - 0.1%
A O Smith Corp.	1,176	73,759
Owens Corning	632	100,463
Trane Technologies PLC	1,238	608,056
		782,278
CAPITAL MARKETS - 2.7%
Blackstone, Inc.	3,094	364,071
Blue Owl Capital, Inc.	20,231	177,021
Cboe Global Markets, Inc.	387	93,913
Charles Schwab Corp. (The)	20,118	1,856,288
CME Group, Inc.	6,124	1,352,363
Goldman Sachs Group, Inc. (The)	4,895	4,950,656
Hamilton Lane, Inc., Class A	1,203	94,833
Intercontinental Exchange, Inc.	7,480	920,863
LPL Financial Holdings, Inc.	1,431	403,084
Morgan Stanley	32,170	6,724,817
StepStone Group, Inc., Class A	11,831	489,330
TPG, Inc., Class A	20,348	825,111
Virtu Financial, Inc., Class A	9,590	571,276
		18,823,626
CHEMICALS - 0.9%
Air Products and Chemicals, Inc.	3,614	1,059,553
Albemarle Corp.	2,683	362,285
Celanese Corp.	1,585	72,910
Dow, Inc.	48,622	1,330,298
Eastman Chemical Co.	1,450	97,121
Ecolab, Inc.	3,007	837,780
Lyondellbasell Industries NV, Class A	32,687	1,720,971
Solstice Advanced Materials, Inc.	9,183	813,614
Westlake Corp.	1,116	81,468
		6,376,000
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Clean Harbors, Inc.*	1,342	400,923
Copart, Inc.*	19,875	560,276
Republic Services, Inc.	13,645	2,907,477
Waste Connections, Inc.	10,673	1,779,082
		5,647,758

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
COMMUNICATIONS EQUIPMENT - 1.0%
Arista Networks, Inc.*	5,723	$972,223
Ciena Corp.*	1,721	844,254
Cisco Systems, Inc.	27,369	3,214,763
Lumentum Holdings, Inc.*	1,922	1,649,191
Nokia OYJ, ADR	5,394	71,632
Viavi Solutions, Inc.*	2,621	125,153
		6,877,216
CONSTRUCTION & ENGINEERING - 0.4%
Comfort Systems USA, Inc.	368	729,357
EMCOR Group, Inc.	585	485,480
Everus Construction Group, Inc.*	2,661	441,593
MasTec, Inc.*	931	387,352
Quanta Services, Inc.	1,455	1,047,658
		3,091,440
CONSUMER FINANCE - 0.6%
Ally Financial, Inc.	20,263	931,085
American Express Co.	7,015	2,372,824
Capital One Financial Corp.	2,559	513,386
Qifu Technology, Inc., ADR	6,723	106,291
		3,923,586
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
Casey's General Stores, Inc.	292	232,079
Costco Wholesale Corp.	5,559	5,200,278
Dollar General Corp.	5,845	672,818
Kroger Co. (The)	11,612	644,814
Sysco Corp.	24,778	2,070,945
Target Corp.	1,659	216,682
Walmart, Inc.	16,905	1,914,660
		10,952,276
CONTAINERS & PACKAGING - 0.1%
International Paper Co.	24,630	938,403
DIVERSIFIED CONSUMER SERVICES - 0.0%†
H&R Block, Inc.	3,612	137,545
Liberty Live Holdings, Inc., Class C*	747	78,913
		216,458
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
AT&T, Inc.	12,366	255,976
Comcast Corp., Class A	27,287	669,896
Space Exploration Technologies Corp., Class A*	30,507	5,212,426
		6,138,298
ELECTRIC UTILITIES - 1.0%
FirstEnergy Corp.	13,356	634,944
NextEra Energy, Inc.	21,577	1,893,814
PG&E Corp.	46,304	778,833
Portland General Electric Co.	11,031	571,737
	Shares/ Principal	Fair Value
ELECTRIC UTILITIES - 1.0% (Continued)
PPL Corp.	56,543	$2,055,338
Xcel Energy, Inc.	12,837	1,030,811
		6,965,477
ELECTRICAL EQUIPMENT - 1.4%
Bloom Energy Corp., Class A*	1,654	500,666
Emerson Electric Co.	9,204	1,317,553
GE Vernova, Inc.	2,721	3,196,794
Generac Holdings, Inc.*	734	214,922
Hubbell, Inc.	435	227,592
Innio NV*	11,758	465,029
nVent Electric PLC	1,372	232,705
Rockwell Automation, Inc.	5,544	2,744,723
Vertiv Holdings Co., Class A	1,238	414,507
Vicor Corp.*	637	241,920
		9,556,411
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.8%
Advanced Energy Industries, Inc.	777	289,720
Amphenol Corp., Class A	13,183	2,324,426
Coherent Corp.*	1,574	620,896
Corning, Inc.	5,520	1,409,974
Keysight Technologies, Inc.*	2,626	919,284
		5,564,300
ENERGY EQUIPMENT & SERVICES - 0.2%
Halliburton Co.	31,942	1,084,431
ENTERTAINMENT - 0.5%
Netflix, Inc.*	30,379	2,169,061
Spotify Technology SA*	1,064	488,514
Tencent Music Entertainment Group, ADR	9,351	78,081
Walt Disney Co. (The)	6,904	664,510
		3,400,166
FINANCIAL SERVICES - 2.7%
Berkshire Hathaway, Inc., Class B*	18,242	9,128,114
Block, Inc.*	4,421	335,996
Chime Financial, Inc., Class A*	22,222	455,107
Fidelity National Information Services, Inc.	26,638	1,035,685
Mastercard, Inc., Class A	4,528	2,325,581
Visa, Inc., Class A	15,011	5,150,124
		18,430,607
FOOD PRODUCTS - 0.2%
Archer-Daniels-Midland Co.	12,723	972,037
General Mills, Inc.	10,229	355,969
		1,328,006
GROUND TRANSPORTATION - 0.6%
Fedex Freight Holding Co., Inc.*	2,845	429,595
Knight-Swift Transportation Holdings, Inc.	2,396	186,577

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
GROUND TRANSPORTATION - 0.6% (Continued)
Norfolk Southern Corp.	786	$247,268
Old Dominion Freight Line, Inc.	3,382	732,541
Ryder System, Inc.	320	84,406
Saia, Inc.*	931	392,100
Uber Technologies, Inc.*	16,309	1,176,857
XPO, Inc.*	2,935	602,526
		3,851,870
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
Abbott Laboratories	59,982	5,442,767
Boston Scientific Corp.*	56,305	2,403,097
GE HealthCare Technologies, Inc.	7,868	503,631
Medtronic PLC	38,750	3,031,412
		11,380,907
HEALTH CARE PROVIDERS & SERVICES - 2.0%
Cardinal Health, Inc.	4,337	1,030,298
Centene Corp.*	1,807	115,991
Chemed Corp.	1,934	900,741
Cigna Group (The)	3,198	881,625
CVS Health Corp.	13,151	1,360,471
Elevance Health, Inc.	3,812	1,474,215
HCA Healthcare, Inc.	1,977	770,812
McKesson Corp.	3,219	2,432,276
Molina Healthcare, Inc.*	347	79,359
UnitedHealth Group, Inc.	12,030	5,000,029
		14,045,817
HEALTH CARE REITS - 0.1%
Healthpeak Properties, Inc.	24,445	523,123
HOTELS, RESTAURANTS & LEISURE - 1.1%
Booking Holdings, Inc.	13,525	2,410,696
Boyd Gaming Corp.	2	177
Carnival Corp. Ltd.	3,509	100,252
Chipotle Mexican Grill, Inc.*	97,398	3,311,532
Starbucks Corp.	6,752	689,987
Texas Roadhouse, Inc.	431	83,282
Viking Holdings Ltd.*	6,506	680,983
		7,276,909
HOUSEHOLD DURABLES - 0.5%
Garmin Ltd.	2,550	605,727
Installed Building Products, Inc.	7,020	1,613,477
NVR, Inc.*	181	1,233,225
		3,452,429
HOUSEHOLD PRODUCTS - 0.8%
Procter & Gamble Co. (The)	39,761	5,830,553
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.0%†
AES Corp. (The)	7,795	114,275
	Shares/ Principal	Fair Value
INDUSTRIAL CONGLOMERATES - 0.5%
3M Co.	21,089	$3,414,520
INDUSTRIAL REITS - 0.2%
Prologis, Inc.	10,209	1,383,013
INSURANCE - 1.1%
American Financial Group, Inc.	5,875	822,147
American International Group, Inc.	23,335	1,739,158
Hartford Financial Services Group, Inc. (The)	5,832	772,857
MetLife, Inc.	5,445	460,701
Reinsurance Group of America, Inc.	1,141	242,634
Travelers Cos., Inc. (The)	5,368	1,772,084
W R Berkley Corp.	27,695	1,953,328
		7,762,909
INTERACTIVE MEDIA & SERVICES - 8.1%
Alphabet, Inc., Class A	68,051	24,319,386
Alphabet, Inc., Class C	53,492	18,900,329
Meta Platforms, Inc., Class A	22,411	12,623,892
Snap, Inc., Class A*	24,037	106,724
		55,950,331
IT SERVICES - 0.5%
Accenture PLC, Class A	9,062	1,127,675
International Business Machines Corp.	6,598	1,855,424
Quantinuum, Inc., Class A*	2,634	215,303
		3,198,402
MACHINERY - 2.7%
Caterpillar, Inc.	7,915	8,428,684
Cummins, Inc.	759	541,326
Illinois Tool Works, Inc.	17,949	4,854,666
PACCAR, Inc.	8,253	991,350
Parker-Hannifin Corp.	4,100	4,010,292
		18,826,318
MEDIA - 0.3%
Fox Corp., Class A	12,075	629,832
Fox Corp., Class B	1,508	70,635
Omnicom Group, Inc.	6,665	485,412
Trade Desk, Inc. (The), Class A*	20,056	362,612
Versant Media Group, Inc.	6,010	216,420
		1,764,911
METALS & MINING - 0.5%
Freeport-McMoRan, Inc.	29,029	1,825,634
Newmont Corp.	16,282	1,520,739
Reliance, Inc.	307	114,695
		3,461,068
MULTI-UTILITIES - 0.6%
DTE Energy Co.	11,873	1,809,089
NiSource, Inc.	20,157	958,465

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
MULTI-UTILITIES - 0.6% (Continued)
Public Service Enterprise Group, Inc.	1,059	$85,949
Sempra	14,426	1,337,435
WEC Energy Group, Inc.	1,633	190,685
		4,381,623
OIL, GAS & CONSUMABLE FUELS - 2.9%
Cheniere Energy, Inc.	3,280	783,953
Chevron Corp.	34,810	5,770,106
ConocoPhillips	15,794	1,641,944
Exxon Mobil Corp.	49,692	6,793,890
Phillips 66	18,326	3,098,010
Valero Energy Corp.	8,207	2,137,431
		20,225,334
PASSENGER AIRLINES - 0.0%†
Southwest Airlines Co.	1,456	74,868
PHARMACEUTICALS - 3.1%
Bristol-Myers Squibb Co.	57,134	3,292,061
Eli Lilly & Co.	7,612	9,130,061
Johnson & Johnson	18,435	4,681,937
Merck & Co., Inc.	24,827	3,190,270
Pfizer, Inc.	30,489	734,175
		21,028,504
PROFESSIONAL SERVICES - 0.4%
Booz Allen Hamilton Holding Corp.	6,763	410,311
Jacobs Solutions, Inc.	3,452	434,952
KBR, Inc.	5,679	196,096
Leidos Holdings, Inc.	7,578	780,307
SS&C Technologies Holdings, Inc.	9,821	609,393
		2,431,059
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.3%
Advanced Micro Devices, Inc.*	16,242	9,435,140
Analog Devices, Inc.	2,017	801,092
Applied Materials, Inc.	12,563	9,083,049
Broadcom, Inc.	49,888	18,845,192
Cerebras Systems, Inc., Class A*	967	213,707
Intel Corp.*	45,579	6,364,196
KLA Corp.	751	226,584
Lam Research Corp.	16,180	7,011,279
Marvell Technology, Inc.	6,731	2,005,098
Microchip Technology, Inc.	974	88,829
Micron Technology, Inc.	12,303	14,201,230
NVIDIA Corp.	298,527	59,732,267
QUALCOMM, Inc.	7,104	1,312,748
Teradyne, Inc.	3,502	1,694,408
Texas Instruments, Inc.	6,233	1,857,870
		132,872,689
	Shares/ Principal	Fair Value
SOFTWARE - 7.3%
Adobe, Inc.*	5,144	$1,054,623
Cadence Design Systems, Inc.*	1,112	417,356
Check Point Software Technologies Ltd.*	3,448	453,171
Crowdstrike Holdings, Inc., Class A*	834	636,459
Datadog, Inc., Class A*	3,175	826,643
Dynatrace, Inc.*	21,826	958,380
Fortinet, Inc.*	9,125	1,401,782
Intuit, Inc.	2,365	617,265
Microsoft Corp.	93,836	35,002,705
Oracle Corp.	12,653	1,854,297
Palantir Technologies, Inc., Class A*	20,532	2,395,468
Palo Alto Networks, Inc.*	7,752	2,643,587
RingCentral, Inc., Class A	6,471	252,240
ServiceNow, Inc.*	946	93,919
Synopsys, Inc.*	1,404	626,282
Zscaler, Inc.*	5,415	764,327
		49,998,504
SPECIALIZED REITS - 0.7%
American Tower Corp.	4,210	688,629
CubeSmart	31,101	1,236,887
Digital Realty Trust, Inc.	11,215	2,013,990
Equinix, Inc.	793	826,615
Extra Space Storage, Inc.	546	79,334
		4,845,455
SPECIALTY RETAIL - 2.1%
Best Buy Co., Inc.	5,079	385,394
Home Depot, Inc. (The)	12,173	4,293,174
Murphy USA, Inc.	325	175,133
O'Reilly Automotive, Inc.*	43,091	3,968,250
Ross Stores, Inc.	5,352	1,139,173
TJX Cos., Inc. (The)	19,974	3,026,061
Tractor Supply Co.	37,316	1,179,559
		14,166,744
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 9.4%
Apple, Inc.	184,008	53,244,555
Dell Technologies, Inc., Class C	3,428	1,479,045
Hewlett Packard Enterprise Co.	19,955	900,170
SanDisk Corp.*	1,733	3,940,374
Seagate Technology Holdings PLC	2,472	2,385,480
Western Digital Corp.	4,361	2,785,458
		64,735,082
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
NIKE, Inc., Class B	12,868	528,231
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Applied Industrial Technologies, Inc.	1,426	482,202
Watsco, Inc.	411	171,276
		653,478

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Millicom International Cellular SA	922	$83,681
T-Mobile US, Inc.	6,286	1,054,351
		1,138,032
TOTAL COMMON STOCKS (Cost - $365,476,332)		679,147,150
SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53% (a) (Cost - $9,478,030)	9,478,030	9,478,030
Fair Value
TOTAL SHORT-TERM INVESTMENTS (Cost - $9,478,030)	$9,478,030
TOTAL INVESTMENTS - 100.0% (Cost - $374,954,362)	$688,625,180
OTHER ASSETS LESS LIABILITIES - NET 0.0%†	102,888
TOTAL NET ASSETS - 100.0%	$688,728,068

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	28	9/18/2026	$10,567,550	$(56,459)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

June 30, 2026

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.1%
AEROSPACE & DEFENSE - 2.6%
General Electric Co.	3,258	$1,217,612
HEICO Corp.	39	13,892
HEICO Corp., Class A	818	210,970
Howmet Aerospace, Inc.	141	37,909
Lockheed Martin Corp.	965	491,629
Rocket Lab Corp.*	3,926	399,078
RTX Corp.	1,748	331,648
		2,702,738
AUTOMOBILES - 3.1%
Tesla, Inc.*	7,647	3,216,328
BANKS - 0.5%
Bank of America Corp.	4,192	238,860
Citigroup, Inc.	989	138,420
NU Holdings Ltd., Class A*	6,916	92,398
		469,678
BEVERAGES - 0.1%
Coca-Cola Co. (The)	457	37,140
Coca-Cola Consolidated, Inc.	75	14,319
		51,459
BIOTECHNOLOGY - 2.0%
Abbvie, Inc.	2,170	546,059
Alnylam Pharmaceuticals, Inc.*	459	138,173
Amgen, Inc.	1,279	463,152
Exelixis, Inc.*	1,685	91,681
Gilead Sciences, Inc.	790	99,809
Natera, Inc.*	392	106,408
Neurocrine Biosciences, Inc.*	800	134,828
PTC Therapeutics, Inc.*	120	9,788
TG Therapeutics, Inc.*	759	41,699
United Therapeutics Corp.*	128	69,354
Vertex Pharmaceuticals, Inc.*	665	330,325
		2,031,276
BROADLINE RETAIL - 5.0%
Amazon.com, Inc.*	21,304	5,077,595
Coupang, Inc.*	1,040	18,065
MercadoLibre, Inc.*	68	115,423
		5,211,083
BUILDING PRODUCTS - 0.5%
A O Smith Corp.	235	14,739
Modine Manufacturing Co.*	647	172,762
Trane Technologies PLC	767	376,720
		564,221
CAPITAL MARKETS - 0.8%
Brookfield Asset Management Ltd., Class A	1,768	79,295
Charles Schwab Corp. (The)	1,399	129,086
	Shares/ Principal	Fair Value
CAPITAL MARKETS - 0.8% (Continued)
Goldman Sachs Group, Inc. (The)	198	$200,251
LPL Financial Holdings, Inc.	216	60,843
Morgan Stanley	1,505	314,605
		784,080
COMMUNICATIONS EQUIPMENT - 2.7%
Applied Optoelectronics, Inc.*	657	97,341
Arista Networks, Inc.*	4,207	714,685
Ciena Corp.*	600	294,336
Lumentum Holdings, Inc.*	1,295	1,111,188
Motorola Solutions, Inc.	639	265,370
Viasat, Inc.*	3,739	335,800
		2,818,720
CONSTRUCTION & ENGINEERING - 1.7%
Comfort Systems USA, Inc.	579	1,147,549
EMCOR Group, Inc.	162	134,441
IES Holdings, Inc.*	55	40,406
Quanta Services, Inc.	116	83,525
Solv Energy, Inc., Class A*	307	10,453
Sterling Infrastructure, Inc.*	413	346,656
		1,763,030
CONSUMER FINANCE - 0.3%
American Express Co.	958	324,043
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
Costco Wholesale Corp.	486	454,639
Sysco Corp.	699	58,422
		513,061
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
AST Spacemobile, Inc., Class A*	712	63,268
Space Exploration Technologies Corp., Class A*	4,631	791,253
		854,521
ELECTRICAL EQUIPMENT - 3.4%
Bloom Energy Corp., Class A*	2,286	691,972
GE Vernova, Inc.	893	1,049,150
Innio NV*	2,132	84,321
Powell Industries, Inc.	1,300	372,268
Vertiv Holdings Co., Class A	3,129	1,047,652
Vicor Corp.*	816	309,900
		3,555,263
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.7%
Amphenol Corp., Class A	5,089	897,293
Coherent Corp.*	120	47,336
Corning, Inc.	82	20,945
Littelfuse, Inc.	379	172,570
Vishay Intertechnology, Inc.	31,255	1,680,894
		2,819,038

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
ENTERTAINMENT - 1.5%
Netflix, Inc.*	16,481	$1,176,744
Spotify Technology SA*	855	392,556
		1,569,300
FINANCIAL SERVICES - 3.1%
Block, Inc.*	1,049	79,724
Mastercard, Inc., Class A	2,369	1,216,719
Visa, Inc., Class A	5,557	1,906,551
		3,202,994
GROUND TRANSPORTATION - 0.6%
Uber Technologies, Inc.*	7,945	573,311
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Dexcom, Inc.*	519	34,955
Inspire Medical Systems, Inc.*	624	27,837
Intuitive Surgical, Inc.*	796	316,553
		379,345
HEALTH CARE PROVIDERS & SERVICES - 0.7%
Cardinal Health, Inc.	454	107,852
Centene Corp.*	237	15,213
Chemed Corp.	51	23,753
HCA Healthcare, Inc.	206	80,317
McKesson Corp.	630	476,028
UnitedHealth Group, Inc.	25	10,391
		713,554
HOTELS, RESTAURANTS & LEISURE - 1.2%
Booking Holdings, Inc.	4,091	729,180
Chipotle Mexican Grill, Inc.*	2,387	81,158
DoorDash, Inc., Class A*	1,041	192,096
Marriott International, Inc., Class A	48	17,788
Royal Caribbean Cruises Ltd.	385	122,249
Viking Holdings Ltd.*	909	95,145
		1,237,616
HOUSEHOLD DURABLES - 0.0%†
Garmin Ltd.	48	11,402
Installed Building Products, Inc.	110	25,282
		36,684
INDUSTRIAL CONGLOMERATES - 0.1%
3M Co.	718	116,251
INTERACTIVE MEDIA & SERVICES - 12.0%
Alphabet, Inc., Class A	11,627	4,155,141
Alphabet, Inc., Class C	9,793	3,460,161
Match Group, Inc.	1,362	51,824
Meta Platforms, Inc., Class A	6,324	3,562,246
Reddit, Inc., Class A*	4,551	789,963
Snap, Inc., Class A*	93,087	413,306
		12,432,641
	Shares/ Principal	Fair Value
IT SERVICES - 2.4%
Akamai Technologies, Inc.*	347	$41,019
Applied Digital Corp.*	6,332	236,184
Cloudflare, Inc., Class A*	4,060	995,837
CoreWeave, Inc., Class A*	2,083	207,342
DigitalOcean Holdings, Inc.*	2,775	435,758
MongoDB, Inc.*	457	153,506
Shopify, Inc., Class A*	1,852	211,461
Snowflake, Inc.*	857	218,106
		2,499,213
MACHINERY - 1.1%
Caterpillar, Inc.	452	481,335
Illinois Tool Works, Inc.	1,301	351,882
PACCAR, Inc.	427	51,291
Parker-Hannifin Corp.	250	244,530
		1,129,038
METALS & MINING - 0.4%
AngloGold Ashanti PLC	239	19,333
Aura Minerals, Inc.	448	28,202
Freeport-McMoRan, Inc.	909	57,167
Hecla Mining Co.	6,004	92,642
Newmont Corp.	2,124	198,381
		395,725
OIL, GAS & CONSUMABLE FUELS - 0.3%
Cheniere Energy, Inc.	765	182,843
Phillips 66	769	129,999
		312,842
PASSENGER AIRLINES - 0.1%
Southwest Airlines Co.	1,117	57,436
PHARMACEUTICALS - 3.0%
Eli Lilly & Co.	2,545	3,052,549
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 24.8%
Advanced Micro Devices, Inc.*	6,908	4,012,926
Applied Materials, Inc.	120	86,760
Astera Labs, Inc.*	500	241,510
Broadcom, Inc.	15,427	5,827,549
Cerebras Systems, Inc., Class A*	171	37,791
Intel Corp.*	3,288	459,103
Lam Research Corp.	2,073	898,293
Lattice Semiconductor Corp.*	588	89,941
MACOM Technology Solutions Holdings, Inc.*	229	87,105
Marvell Technology, Inc.	1,039	309,508
Micron Technology, Inc.	2,669	3,080,800
NVIDIA Corp.	52,166	10,437,895
		25,569,181

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
SOFTWARE - 9.5%
AppLovin Corp., Class A*	476	$245,249
Crowdstrike Holdings, Inc., Class A*	686	523,514
Datadog, Inc., Class A*	207	53,895
Microsoft Corp.	18,782	7,006,062
Oracle Corp.	4,419	647,604
Palantir Technologies, Inc., Class A*	8,118	947,127
Palo Alto Networks, Inc.*	1,197	408,201
		9,831,652
SPECIALTY RETAIL - 0.0%†
Ross Stores, Inc.	73	15,538
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 10.2%
Apple, Inc.	33,663	9,740,726
SanDisk Corp.*	214	486,578
Western Digital Corp.	429	274,011
		10,501,315
TEXTILES, APPAREL & LUXURY GOODS - 0.0%†
On Holding AG, Class A*	1,390	49,234
	Shares/ Principal	Fair Value
TOTAL COMMON STOCKS (Cost - $51,349,107)		$101,353,958
SHORT-TERM INVESTMENTS - 2.4%
MONEY MARKET FUNDS - 2.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53% (a) (Cost - $2,448,199)	2,448,199	2,448,199
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,448,199)		2,448,199
TOTAL INVESTMENTS - 100.5% (Cost - $53,797,306)		$103,802,157
OTHER ASSETS LESS LIABILITIES - NET (0.5)%		(493,132)
TOTAL NET ASSETS - 100.0%		$103,309,025

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

Holdings by Asset Class	% of Net Assets
Common Stocks	98.1%
Short-Term Investments	2.4%
Other Assets Less Liabilities - Net	(0.5)%
100.0%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	4	9/18/2026	$2,441,880	$21,158

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

June 30, 2026

	Shares/ Principal	Fair Value
COMMON STOCKS - 85.3%
AUSTRALIA - 4.1%
AGL Energy Ltd.	2,571	$14,873
Anglogold Ashanti PLC	4,373	354,277
Aristocrat Leisure Ltd.	10,127	429,869
BHP Group Ltd.	2,965	122,073
BHP Group Ltd.	19,843	816,586
Coles Group Ltd.	1,066	17,998
Commonwealth Bank of Australia	5,288	603,090
Computershare Ltd.	2,798	74,204
CSL Ltd.	2,897	230,288
Evolution Mining Ltd.	8,932	72,710
Fortescue Ltd.	20,968	278,185
Glencore PLC*	91,437	623,546
Insurance Australia Group Ltd.	3,494	19,583
JB Hi-Fi Ltd.	305	17,006
Macquarie Group Ltd.	4,439	769,727
National Australia Bank Ltd.	7,116	186,648
Orica Ltd.	6,137	100,681
Pro Medicus Ltd.	642	90,481
Qantas Airways Ltd.	16,734	123,121
QBE Insurance Group Ltd.	5,691	99,317
REA Group Ltd.	1,449	139,728
Rio Tinto Ltd.	1,066	127,403
Rio Tinto PLC	1,614	152,566
Santos Ltd.	46,246	231,003
Sonic Healthcare Ltd.	10,013	144,359
South32 Ltd.	6,279	16,965
Transurban Group	13,927	138,747
Wesfarmers Ltd.	5,191	325,108
Woodside Energy Group Ltd.	1,836	35,883
		6,356,025
AUSTRIA - 0.1%
BAWAG Group AG (a)	695	139,292
Erste Group Bank AG	187	25,036
		164,328
BELGIUM - 0.4%
Ageas SA	2,539	203,199
Anheuser-Busch InBev SA	2,678	222,467
UCB SA	566	169,542
		595,208
BRAZIL - 1.1%
Ambev SA	25,083	78,894
B3 SA - Brasil Bolsa Balcao	79,380	222,683
Banco Bradesco SA	14,933	45,411
Banco Santander Brasil SA	9,764	50,349
BB Seguridade Participacoes SA	10,028	75,715
CPFL Energia SA	9,598	82,834
Embraer SA	4,637	73,417
Energisa SA	5,905	54,793
	Shares/ Principal	Fair Value
BRAZIL - 1.1% (Continued)
Lojas Renner SA	78,664	$224,626
Petroleo Brasileiro SA	10,493	84,496
Porto Seguro SA	3,608	36,889
Telefonica Brasil SA	2,880	18,907
TOTVS SA	4,800	26,578
Ultrapar Participacoes SA	27,650	139,160
Vale SA	5,430	81,755
Wheaton Precious Metals Corp.	3,288	369,739
		1,666,246
CANADA - 7.3%
Agnico Eagle Mines Ltd.	1,780	276,469
Alimentation Couche-Tard, Inc.	2,255	143,684
Aritzia, Inc.*	498	54,895
Bank of Montreal	1,757	310,433
Bank of Nova Scotia (The)	4,897	425,482
Barrick Mining Corp.	13,282	488,216
Brookfield Corp.	9,047	385,857
Brookfield Infrastructure Corp., Class A	5,721	220,533
Brookfield Renewable Corp.	4,432	164,691
Cameco Corp.	974	99,243
Canadian Imperial Bank of Commerce	2,316	266,607
Canadian National Railway Co.	5,577	665,309
Canadian Natural Resources Ltd.	4,783	189,196
Canadian Pacific Kansas City Ltd.	5,107	442,613
Capstone Copper Corp.*	2,052	18,846
Celestica, Inc.*	541	197,235
CGI, Inc.	1,086	70,170
Constellation Software, Inc.	20	37,639
Descartes Systems Group, Inc. (The)*	329	22,779
Dollarama, Inc.	1,368	180,909
Empire Co. Ltd., Class A	3,811	133,422
Enbridge, Inc.	7,172	388,792
Finning International, Inc.	279	19,701
First Majestic Silver Corp.	735	12,475
FirstService Corp.	306	43,497
Fortis, Inc.	802	45,929
Franco-Nevada Corp.	694	144,758
George Weston Ltd.	2,921	209,591
Hudbay Minerals, Inc.	1,009	23,818
Intact Financial Corp.	768	158,450
Kinross Gold Corp.	9,831	232,687
Loblaw Cos., Ltd.	8,484	384,747
Magna International, Inc.	1,538	101,099
Manulife Financial Corp.	7,491	303,706
Metro, Inc.	1,114	71,202
National Bank of Canada	224	35,352
Nutrien Ltd.	1,731	109,015
Pan American Silver Corp.	1,373	61,530
Pembina Pipeline Corp.	1,116	51,617
Quebecor, Inc., Class B	1,077	51,385

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
CANADA - 7.3% (Continued)
RioCan Real Estate Investment Trust	5,872	$93,911
Royal Bank of Canada	4,527	937,085
Shopify, Inc., Class A*	4,480	512,370
Stantec, Inc.	4,218	290,823
Sun Life Financial, Inc.	2,294	180,044
Suncor Energy, Inc.	7,761	417,385
TC Energy Corp.	2,410	159,540
Teck Resources Ltd., Class B	2,674	159,205
TELUS Corp.	28,325	299,471
TFI International, Inc.	508	73,098
Thomson Reuters Corp.	3,516	287,079
TMX Group Ltd.	1,332	43,591
Toronto-Dominion Bank (The)	2,818	342,510
Tourmaline Oil Corp.	3,071	128,360
TransAlta Corp.	1,853	25,625
WSP Global, Inc.	352	43,629
		11,237,305
CHILE - 0.0%†
Lundin Mining Corp., Class Common Subscription Receipt	1,606	39,121
CHINA - 6.2%
3SBio, Inc.*,(a)	12,500	26,922
Alibaba Group Holding Ltd.	70,300	832,353
Aluminum Corp. of China Ltd., Class H	54,000	51,369
Anhui Jianghuai Automobile Group Corp Ltd.*	6,100	23,221
ANTA Sports Products Ltd.	3,400	30,804
Baidu, Inc., Class A*	7,988	111,640
Bank of China Ltd., Class H	367,000	233,527
Baoshan Iron & Steel Co. Ltd., Class A	79,470	63,596
Beijing Compass Technology Development Co. Ltd.	2,000	27,020
Beijing Enterprises Holdings Ltd.	10,000	34,277
Beijing Kingsoft Office Software, Inc.	481	15,103
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A*	3,100	12,322
Bilibili, Inc., Class Z*	660	11,084
BOC Hong Kong Holdings Ltd.	11,000	59,446
BOE Technology Group Co. Ltd., Class A	22,200	28,399
BYD Co. Ltd., Class H	16,000	147,818
China CITIC Bank Corp. Ltd., Class H	36,000	30,528
China Construction Bank Corp., Class H	410,000	421,918
China Hongqiao Group Ltd.	2,500	6,395
China Life Insurance Co. Ltd., Class H	40,000	135,985
China Mengniu Dairy Co. Ltd.	10,000	20,518
China Merchants Bank Co. Ltd., Class A	30,200	158,001
China Merchants Bank Co. Ltd., Class H	14,500	83,057
China Pacific Insurance Group Co. Ltd., Class A*	4,900	20,595
China Petroleum & Chemical Corp., Class H	44,000	22,443
China Resources Land Ltd.	18,000	68,860
	Shares/ Principal	Fair Value
CHINA - 6.2% (Continued)
China Resources Microelectronics Ltd.	2,866	$41,203
China Tower Corp. Ltd., Class H (a)	11,200	12,582
China Vanke Co. Ltd., Class A*	36,100	15,748
China Yangtze Power Co. Ltd., Class A	5,900	23,016
Chongqing Zhifei Biological Products Co Ltd, Class A*	23,000	39,625
CMOC Group Ltd., Class H	27,000	52,264
Contemporary Amperex Technology Co. Ltd., Class A	2,900	167,968
CSPC Innovation Pharmaceutical Co. Ltd.*	6,000	24,078
CSPC Pharmaceutical Group Ltd.	39,040	34,699
Dajin Heavy Industry Co. Ltd.	1,800	15,378
ENN Energy Holdings Ltd.	6,200	31,988
Eve Energy Co. Ltd., Class A	2,300	22,043
Foshan Haitian Flavouring & Food Co. Ltd., Class A	13,800	67,440
Ganfeng Lithium Group Co. Ltd., Class A	2,500	24,096
Geely Automobile Holdings Ltd.	63,000	135,447
GoerTek, Inc., Class A	1,500	4,981
Great Wall Motor Co. Ltd., Class H	45,500	51,116
Guangdong Investment Ltd.	28,000	27,707
Haier Smart Home Co. Ltd., Class H	10,200	25,988
Hangzhou Tigermed Consulting Co. Ltd.*	4,485	31,727
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,120	39,779
Hygon Information Technology Co. Ltd.*	319	17,409
Industrial & Commercial Bank of China Ltd., Class H	355,000	291,078
Industrial Bank Co. Ltd., Class A	12,500	30,507
Innovent Biologics, Inc.*,(a)	8,500	86,278
JD.com, Inc., Class A	15,950	201,865
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	22,700	174,096
Kuaishou Technology (a)	3,700	19,627
Kunlun Energy Co. Ltd.	22,000	18,039
Kunlun Tech Co. Ltd.*	4,200	24,982
Lenovo Group Ltd.	62,000	181,998
Li Auto, Inc., Class A*	2,800	16,453
LONGi Green Energy Technology Co. Ltd., Class A*	17,600	34,031
Loongson Technology Corp Ltd.*	2,802	63,870
Luxshare Precision Industry Co. Ltd., Class A	3,600	37,351
Meituan, Class B*,(a)	30,210	263,883
NetEase, Inc.	9,060	233,835
New Oriental Education & Technology Group, Inc.	3,200	14,641
Ningbo Sanxing Medical Electric Co. Ltd.	7,900	17,394
OmniVision Integrated Circuits Group, Inc., Class A	1,900	26,559
PDD Holdings, Inc., ADR*	803	61,253
PetroChina Co. Ltd., Class H	152,000	164,365

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
CHINA - 6.2% (Continued)
Ping An Insurance Group Co. of China Ltd., Class A	11,900	$83,725
Ping An Insurance Group Co. of China Ltd., Class H	51,000	331,999
Postal Savings Bank of China Co. Ltd., Class H (a)	40,000	23,310
Prosus NV*	1,755	76,227
Qinghai Salt Lake Industry Co. Ltd., Class A*	14,500	64,514
Sany Heavy Industry Co. Ltd., Class A	40,000	101,866
Seres Group Co. Ltd., Class A	1,700	15,345
Shandong Gold Mining Co. Ltd.	4,300	14,632
Shenzhen Inovance Technology Co. Ltd., Class A	1,500	14,663
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	3,300	15,509
Shenzhen Transsion Holdings Co. Ltd., Class A	4,058	35,255
Sino Biopharmaceutical Ltd.	84,000	47,238
Sinomine Resource Group Co. Ltd., Class A	6,700	58,248
Sunny Optical Technology Group Co. Ltd.	12,400	96,454
Sunwoda Electronic Co. Ltd., Class A	4,000	11,195
TCL Technology Group Corp., Class A	43,300	37,139
Tencent Holdings Ltd.	34,900	1,912,768
Tianqi Lithium Corp., Class A*	2,200	19,881
Tianshan Aluminum Group Co. Ltd.	6,200	9,804
Tingyi Cayman Islands Holding Corp.	10,000	12,471
Tongwei Co. Ltd., Class A*	23,500	41,941
Trip.com Group Ltd.*	2,645	105,098
Wanhua Chemical Group Co. Ltd., Class A	2,300	23,188
Weichai Power Co. Ltd., Class A	7,400	29,718
Western Superconducting Technologies Co. Ltd., Class A	4,090	37,860
WuXi AppTec Co. Ltd., Class A	2,900	53,214
Wuxi Biologics Cayman, Inc.*,(a)	3,500	15,442
Xiaomi Corp., Class B*,(a)	92,000	253,872
Xinjiang Daqo New Energy Co. Ltd., Class A*	9,988	25,657
XPeng, Inc., Class A*	3,500	22,606
Xtep International Holdings Ltd.	22,000	10,548
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H (a)	500	16,284
Yangzijiang Shipbuilding Holdings Ltd.	17,500	46,272
Yunnan Aluminium Co. Ltd., Class A	7,400	24,145
Zai Lab Ltd.*	4,030	7,431
Zijin Mining Group Co. Ltd., Class H	66,000	230,603
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	13,374
		9,485,084
DENMARK - 0.9%
Danske Bank A/S	2,759	147,782
Genmab A/S*	507	139,196
Novo Nordisk A/S, Class B	11,692	562,604
	Shares/ Principal	Fair Value
DENMARK - 0.9% (Continued)
Pandora A/S	1,725	$198,040
Tryg A/S	4,940	112,506
Vestas Wind Systems A/S	5,557	156,902
Zealand Pharma A/S*	309	13,687
		1,330,717
FINLAND - 0.6%
Elisa Oyj	590	24,783
Nokia Oyj	30,009	396,444
Nordea Bank Abp	10,263	194,779
Sampo Oyj, Class A	13,718	144,197
Wartsila OYJ Abp	4,018	153,340
		913,543
FRANCE - 5.4%
Air Liquide SA	2,672	529,372
Airbus SE	185	41,147
Amundi SA (a)	1,057	101,451
AXA SA	17,788	891,778
BNP Paribas SA	7,027	820,590
Bouygues SA	243	13,560
Bureau Veritas SA	7,910	242,185
Capgemini SE	230	23,130
Carrefour SA	2,643	49,103
Cie de Saint-Gobain SA	708	64,077
Credit Agricole SA	14,794	297,601
Danone SA	1,581	129,674
Dassault Systemes SE	7,819	159,256
Eiffage SA	898	132,545
Engie SA	9,431	297,488
EssilorLuxottica SA	1,457	273,273
Hermes International SCA	57	104,139
Ipsen SA	654	126,215
Legrand SA	300	50,660
L'Oreal SA	815	357,481
LVMH Moet Hennessy Louis Vuitton SE	1,227	679,110
Publicis Groupe SA	2,967	293,287
Safran SA	1,716	676,856
Societe Generale SA	4,584	405,487
Thales SA	847	217,691
TotalEnergies SE	8,500	661,119
Valeo SE	7,284	106,721
Veolia Environnement SA	1,339	55,785
Vinci SA	3,003	438,780
		8,239,561
GERMANY - 5.0%
adidas AG	484	99,272
Allianz SE	2,401	1,136,731
BASF SE	5,003	267,578
Bayer AG	1,677	92,817
Commerzbank AG	2,533	107,817

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
GERMANY - 5.0% (Continued)
Continental AG	399	$32,918
Deutsche Bank AG	9,780	331,251
Deutsche Boerse AG	686	187,292
Deutsche Post AG	7,149	434,010
Deutsche Telekom AG	26,055	710,460
Fresenius Medical Care AG	2,065	93,492
GEA Group AG	2,416	165,871
Heidelberg Materials AG	325	62,016
Henkel AG & Co. KGaA	877	69,385
Infineon Technologies AG	3,912	365,276
LEG Immobilien SE	442	27,920
Merck KGaA	129	21,658
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	626	349,622
Nemetschek SE	976	59,252
Rheinmetall AG	147	166,469
RWE AG	3,730	241,457
SAP SE	4,186	641,304
Siemens AG	3,851	1,237,861
Siemens Energy AG	3,878	735,110
Siemens Healthineers AG (a)	808	31,594
Vonovia SE	4,283	105,721
		7,774,154
HONG KONG - 0.8%
AIA Group Ltd.	69,400	632,313
Guotai Junan International Holdings Ltd.	46,000	11,497
Hong Kong Exchanges & Clearing Ltd.	2,700	124,980
Kingboard Laminates Holdings Ltd.	1,500	18,965
Link REIT	16,000	74,470
Techtronic Industries Co. Ltd.	13,000	214,676
WH Group Ltd. (a)	121,500	128,440
Wharf Real Estate Investment Co. Ltd.	23,000	62,706
		1,268,047
HUNGARY - 0.2%
OTP Bank Nyrt	2,348	346,566
INDONESIA - 0.4%
Astra International Tbk PT	189,700	47,956
Bank Central Asia TBK PT	656,000	203,624
Bank Mandiri Persero TBK PT	449,100	96,702
Bank Negara Indonesia Persero TBK PT	87,800	15,517
Bank Rakyat Indonesia Persero TBK PT	616,100	94,069
Jardine Matheson Holdings Ltd.	1,900	116,850
		574,718
IRELAND - 0.1%
Kerry Group PLC, Class A	559	51,352
Kingspan Group PLC	1,598	146,068
		197,420
	Shares/ Principal	Fair Value
ISRAEL - 0.6%
Bank Hapoalim BM	14,371	$330,835
Bank Leumi Le-Israel BM	6,176	137,908
Elbit Systems Ltd.	148	112,262
Israel Discount Bank Ltd., Class A	4,902	48,536
Mizrahi Tefahot Bank Ltd.	2,578	170,456
Teva Pharmaceutical Industries Ltd., ADR*	3,506	118,783
Tower Semiconductor Ltd.*	51	13,085
		931,865
ITALY - 2.1%
A2A SpA	50,372	130,154
Amplifon SpA	5,748	62,273
Banca Mediolanum SpA	786	19,572
Banca Monte dei Paschi di Siena SpA	1,432	17,787
Banco BPM SpA	2,935	50,703
BPER Banca SpA	2,119	33,268
Enel SpA	36,050	414,385
Eni SpA	13,540	319,203
Generali	3,848	187,459
Intesa Sanpaolo SpA	112,621	771,270
Leonardo SpA	1,621	86,966
Nexi SpA (a)	4,714	19,090
Poste Italiane SpA	1,853	60,633
Prysmian SpA	1,654	276,183
Recordati Industria Chimica e Farmaceutica SpA	213	12,493
Saipem SpA	17,671	89,076
UniCredit SpA	6,581	588,833
Unipol Assicurazioni SpA	989	27,601
		3,166,949
JAPAN - 13.4%
Advantest Corp.	3,200	636,751
Aeon Co. Ltd.	4,200	34,654
Ajinomoto Co., Inc.	2,100	75,886
Amada Co. Ltd.	8,700	157,994
Asahi Kasei Corp.	25,100	276,598
Astellas Pharma, Inc.	16,200	216,797
Canon, Inc.	1,300	33,171
Chugai Pharmaceutical Co. Ltd.	300	13,907
CyberAgent, Inc.	9,200	77,098
Dai-ichi Life Holdings, Inc.	16,000	175,087
Daiichi Sankyo Co. Ltd.	14,900	239,143
Daikin Industries Ltd.	1,600	243,015
Daiwa House Industry Co. Ltd.	10,100	274,491
Daiwa Securities Group, Inc.	7,000	68,719
Denso Corp.	11,500	132,743
Disco Corp.	400	199,994
DMG Mori Co. Ltd.	2,500	53,499
ENEOS Holdings, Inc.	57,700	424,962
FANUC Corp.	5,400	244,375

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
JAPAN - 13.4% (Continued)
Fast Retailing Co. Ltd.	400	$203,809
Fujikura Ltd.	4,900	188,071
Fujitsu Ltd.	16,600	331,643
Furukawa Electric Co. Ltd. (b)	1,000	29,103
Hitachi Ltd.	26,700	734,507
Honda Motor Co. Ltd.	1,800	16,391
Hoya Corp.	900	143,701
Ibiden Co. Ltd. (b)	900	131,878
IHI Corp.	3,500	58,393
ITOCHU Corp.	24,500	279,483
Japan Post Bank Co. Ltd.	4,400	82,924
Japan Post Holdings Co. Ltd.	11,500	153,475
Japan Tobacco, Inc.	6,800	251,540
Kajima Corp.	700	25,291
Kansai Electric Power Co., Inc. (The)	2,900	40,781
Kao Corp.	5,800	115,019
KDDI Corp.	2,500	42,224
Keyence Corp.	500	249,377
Kioxia Holdings Corp.*	1,200	662,150
Kobe Bussan Co. Ltd.	1,900	30,880
Lasertec Corp.	100	30,580
LY Corp.	7,800	20,819
M3, Inc.	2,300	25,685
Mitsubishi Corp.	13,300	355,730
Mitsubishi Electric Corp.	13,300	480,854
Mitsubishi HC Capital, Inc.	3,900	31,531
Mitsubishi Heavy Industries Ltd.	19,900	448,875
Mitsubishi UFJ Financial Group, Inc.	50,700	1,000,430
Mitsui & Co. Ltd.	10,300	284,997
Mitsui Fudosan Co. Ltd.	18,800	173,396
Mizuho Financial Group, Inc.	7,500	357,314
Modec, Inc.	200	11,426
MS&AD Insurance Group Holdings, Inc.	1,400	36,524
Murata Manufacturing Co. Ltd.	7,900	553,887
NEC Corp.	13,100	316,367
NIDEC Corp.*	6,500	105,784
Nintendo Co. Ltd.	4,900	205,467
Nippon Steel Corp.	5,200	17,153
Nitto Denko Corp.	6,900	134,582
Nomura Holdings, Inc.	43,100	374,846
Nomura Research Institute Ltd.	2,700	76,286
Obayashi Corp.	7,400	148,296
Ono Pharmaceutical Co. Ltd.	3,800	55,834
ORIX Corp.	3,300	124,853
Otsuka Holdings Co. Ltd.	1,600	106,371
Pan Pacific International Holdings Corp.	22,800	115,455
Panasonic Holdings Corp.	6,000	166,202
Rakuten Group, Inc.*	3,000	13,907
Recruit Holdings Co. Ltd.	6,500	453,130
Renesas Electronics Corp.	8,100	239,574
Resona Holdings, Inc.	7,700	99,777
	Shares/ Principal	Fair Value
JAPAN - 13.4% (Continued)
Resonac Holdings Corp. (b)	300	$32,672
SBI Holdings, Inc.	2,000	32,475
Sekisui House Ltd.	2,000	41,618
Shimizu Corp.	10,000	156,868
Shin-Etsu Chemical Co. Ltd.	7,600	327,708
SMC Corp.	300	131,574
SoftBank Corp.	122,800	157,235
SoftBank Group Corp.	14,800	543,008
Sompo Holdings, Inc.	900	34,544
Sony Group Corp.	36,100	728,553
Subaru Corp.	1,000	14,705
Sumitomo Chemical Co. Ltd.	72,100	227,801
Sumitomo Electric Industries Ltd.	11,200	201,707
Sumitomo Metal Mining Co. Ltd.	500	22,978
Sumitomo Mitsui Financial Group, Inc.	15,100	589,599
Sumitomo Mitsui Trust Group, Inc.	11,000	409,949
Suzuki Motor Corp.	13,500	162,432
Sysmex Corp.	18,300	165,575
T&D Holdings, Inc.	2,300	68,027
Taisei Corp.	700	61,375
Takeda Pharmaceutical Co. Ltd.	1,100	34,890
TDK Corp.	14,800	325,095
Terumo Corp.	18,200	250,170
Tokio Marine Holdings, Inc.	5,000	221,566
Tokyo Electric Power Co. Holdings, Inc.*	4,600	13,056
Tokyo Electron Ltd.	2,300	1,091,801
Toyota Motor Corp.	28,500	477,850
Trend Micro, Inc.	2,000	73,613
Unicharm Corp.	23,400	135,858
Yaskawa Electric Corp.	1,200	51,884
		20,701,642
LUXEMBOURG - 0.0%†
Reinet Investments SCA	690	19,089
MALAYSIA - 0.7%
CIMB Group Holdings BHD	14,600	26,532
Hong Leong Bank BHD	4,200	22,043
IHH Healthcare BHD	41,500	85,494
Inari Amertron BHD	79,500	44,064
Kuala Lumpur Kepong BHD	5,000	25,947
Malayan Banking BHD	85,900	227,100
Press Metal Aluminium Holdings BHD	62,900	118,473
Public Bank BHD	119,100	140,204
RHB Bank BHD	46,100	93,613
Telekom Malaysia BHD	38,800	70,796
Tenaga Nasional BHD	41,500	145,339
		999,605
MEXICO - 0.6%
Alfa SAB de CV	21,109	19,389
Arca Continental SAB de CV	5,506	65,894

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
MEXICO - 0.6% (Continued)
Cemex SAB de CV, Series CPO	57,726	$69,375
Coca-Cola Femsa SAB de CV	6,091	64,791
Fomento Economico Mexicano SAB de CV	7,556	96,646
Grupo Aeroportuario del Centro Norte SAB de CV	1,800	25,461
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,263	31,940
Grupo Bimbo SAB de CV, Series A	18,571	60,685
Grupo Financiero Banorte SAB de CV, Class O	16,871	178,812
Grupo Mexico SAB de CV, Series B	25,451	287,839
Wal-Mart de Mexico SAB de CV	21,599	63,362
		964,194
NETHERLANDS - 3.7%
Adyen NV*,(a)	43	40,332
Argenx SE*	183	169,764
ASM International NV	328	375,190
ASML Holding NV	1,735	3,414,613
ASR Nederland NV	957	72,257
BE Semiconductor Industries NV	75	24,618
Euronext NV (a)	1,276	204,239
ING Groep NV	15,358	485,852
Koninklijke Ahold Delhaize NV	9,655	388,778
Koninklijke Philips NV	2,733	74,242
NN Group NV	2,977	260,920
Wolters Kluwer NV	3,343	215,717
		5,726,522
NEW ZEALAND - 0.1%
Fisher & Paykel Healthcare Corp. Ltd., Class C	3,264	72,431
Xero Ltd.*	2,183	109,224
		181,655
NORWAY - 0.4%
Aker BP ASA	7,181	220,027
DNB Bank ASA	6,639	197,717
Equinor ASA	2,121	67,196
Kongsberg Gruppen ASA	5,260	158,563
		643,503
PHILIPPINES - 0.0%†
SM Investments Corp.	920	8,845
SM Prime Holdings, Inc.	21,800	6,429
		15,274
PORTUGAL - 0.1%
EDP SA	33,816	177,110
SINGAPORE - 0.7%
DBS Group Holdings Ltd.	10,530	532,423
Sea Ltd., ADR*	1,393	133,491
Singapore Technologies Engineering Ltd.	3,800	30,524
	Shares/ Principal	Fair Value
SINGAPORE - 0.7% (Continued)
Singapore Telecommunications Ltd.	130,600	$445,279
		1,141,717
SOUTH AFRICA - 0.9%
AVI Ltd.	7,547	46,290
Capitec Bank Holdings Ltd.	595	172,442
Clicks Group Ltd.	2,219	30,797
FirstRand Ltd.	37,438	222,161
Gold Fields Ltd.	745	25,043
MTN Group Ltd.	10,247	142,458
Naspers Ltd., Class N	2,450	122,667
Nedbank Group Ltd.	2,444	40,254
Old Mutual Ltd.	29,187	23,898
Sanlam Ltd.	25,363	136,533
Standard Bank Group Ltd.	17,496	344,871
Vodacom Group Ltd.	2,599	24,066
Woolworths Holdings Ltd.	22,801	70,045
		1,401,525
SOUTH KOREA - 7.5%
Celltrion, Inc.*	867	97,014
Doosan Enerbility Co. Ltd.*	385	21,570
GS Holdings Corp.	764	32,694
Hana Financial Group, Inc.	697	51,556
Hanwha Aerospace Co. Ltd.	35	22,478
HL Mando Co. Ltd.	497	15,719
Hugel, Inc.*	91	15,506
Hyundai Engineering & Construction Co. Ltd.	947	69,804
Hyundai Marine & Fire Insurance Co. Ltd.*	680	15,296
Hyundai Mobis Co. Ltd.	570	183,954
Hyundai Motor Co.	85	27,157
Kakao Corp.	898	20,026
KakaoBank Corp.	1,396	18,832
Kangwon Land, Inc.	2,715	25,059
KB Financial Group, Inc.	1,643	168,616
Kia Corp.	2,042	181,886
Korea Electric Power Corp.	1,153	27,536
Korea Gas Corp.	1,497	30,871
Korean Air Lines Co. Ltd.	1,051	18,689
Krafton, Inc.*	54	8,226
KT Corp.	2,015	68,801
KT&G Corp.	780	85,436
LG Chem Ltd.	251	45,362
LG Electronics, Inc.	378	49,528
LG H&H Co. Ltd.	67	9,925
NAVER Corp.	996	127,931
NCSoft Corp.	161	26,759
Netmarble Corp. (a)	287	6,919
Samsung Biologics Co. Ltd.*,(a)	100	89,782
Samsung C&T Corp.	646	195,347
Samsung E&A Co. Ltd.	5,880	180,654

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
SOUTH KOREA - 7.5% (Continued)
Samsung Electro-Mechanics Co. Ltd.	308	$434,178
Samsung Electronics Co. Ltd.	19,460	4,195,211
Samsung Fire & Marine Insurance Co. Ltd.	77	30,715
Samsung Life Insurance Co. Ltd.	645	166,943
Samsung SDI Co. Ltd.*	165	51,865
Samsung SDS Co. Ltd.	746	91,872
Samsung Securities Co. Ltd.	2,586	181,102
Shinhan Financial Group Co. Ltd.	2,179	134,737
SK Hynix, Inc.	2,284	3,906,668
SK Square Co. Ltd.*	257	281,501
SK Telecom Co. Ltd.	1,200	68,470
SK, Inc.	171	92,051
S-Oil Corp.	753	51,713
		11,625,959
SPAIN - 2.7%
ACS Actividades de Construccion y Servicios SA	2,589	380,953
Banco Bilbao Vizcaya Argentaria SA	23,748	593,794
Banco de Sabadell SA	4,117	14,587
Banco Santander SA	80,736	1,115,419
Bankinter SA	3,983	66,667
CaixaBank SA	10,071	142,603
Enagas SA	2,450	47,506
Iberdrola SA	41,682	1,040,786
Industria de Diseno Textil SA	3,221	202,983
Naturgy Energy Group SA	2,342	73,527
Repsol SA	8,923	224,539
Telefonica SA	50,699	203,802
		4,107,166
SWEDEN - 1.5%
AddTech AB, Class B	1,507	53,160
Assa Abloy AB, Class B	11,333	400,946
Atlas Copco AB, Class A	6,699	135,771
Atlas Copco AB, Class B	2,606	46,233
Boliden AB	2,011	113,618
Evolution AB*,(a)	1,510	103,786
Hexagon AB, Class B	5,736	47,485
Industrivarden AB, Class A	1,049	58,909
Indutrade AB	1,047	21,680
Saab AB, Class B	1,766	91,747
Sandvik AB	12,370	511,127
Skandinaviska Enskilda Banken AB, Class A	3,008	59,954
Skanska AB, Class B	5,625	150,649
Svenska Handelsbanken AB, Class A	616	9,076
Swedish Orphan Biovitrum AB*	2,538	121,155
Tele2 AB, Class B	10,709	186,613
Telefonaktiebolaget LM Ericsson, Class B	11,208	125,246
Telia Co AB	10,602	51,716
Volvo AB, Class B	1,066	36,293
		2,325,164
	Shares/ Principal	Fair Value
SWITZERLAND - 3.5%
ABB Ltd.	15,051	$1,634,125
Accelleron Industries AG	498	51,241
Belimo Holding AG	196	221,112
Chocoladefabriken Lindt & Spruengli AG	12	139,838
Cie Financiere Richemont SA, Class A	1,281	296,251
DSM-Firmenich AG	1,563	148,319
Flughafen Zurich AG	430	133,267
Logitech International SA	2,146	201,498
Nestle SA	10,883	1,120,882
Schindler Holding AG	171	54,481
SGS SA	1,972	229,115
Sika AG	402	83,101
Sonova Holding AG	423	100,735
UBS Group AG	12,582	624,850
Zurich Insurance Group AG	422	313,158
		5,351,973
TAIWAN - 2.8%
FIT Hon Teng Ltd.*,(a)	146,000	132,371
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,813	4,208,824
		4,341,195
THAILAND - 0.4%
Bangkok Bank PCL, NVDR	23,400	126,437
Central Pattana PCL, NVDR	9,900	19,967
CP ALL PCL, NVDR	177,400	249,649
Delta Electronics Thailand PCL, NVDR	3,900	38,154
PTT Exploration & Production PCL, NVDR	27,700	111,732
PTT PCL, NVDR	79,900	85,382
		631,321
UNITED KINGDOM - 7.2%
AstraZeneca PLC	7,454	1,394,958
Aviva PLC	2,568	22,161
BAE Systems PLC	22,063	539,981
Barclays PLC	117,828	792,258
British American Tobacco PLC	7,851	487,355
British Land Co. PLC (The)	3,925	21,546
CK Hutchison Holdings Ltd.	43,500	367,490
Compass Group PLC	9,043	292,089
GSK PLC	24,673	648,723
Halma PLC	1,002	52,318
HSBC Holdings PLC	68,800	1,306,532
IG Group Holdings PLC	8,083	195,038
IMI PLC	3,274	128,798
Imperial Brands PLC	9,872	365,432
Informa PLC	17,211	206,549
International Consolidated Airlines Group SA	2,849	18,056
Intertek Group PLC	4,173	321,517
J Sainsbury PLC	25,634	108,805
Johnson Matthey PLC	1,568	39,375

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
UNITED KINGDOM - 7.2% (Continued)
Lloyds Banking Group PLC	165,031	$243,350
London Stock Exchange Group PLC	3,194	346,006
NatWest Group PLC	32,359	286,466
Next PLC	574	110,810
RELX PLC	4,290	134,718
Rolls-Royce Holdings PLC	37,854	725,792
Sage Group PLC (The)	10,339	111,975
Smiths Group PLC	10,443	354,828
Standard Chartered PLC	12,625	342,001
Taylor Wimpey PLC	26,811	28,710
Tesco PLC	44,164	268,875
Unilever PLC	8,413	505,548
Vodafone Group PLC	232,156	306,896
		11,074,956
UNITED STATES - 3.7%
AP Moller - Maersk A/S, Class A	21	48,501
AP Moller - Maersk A/S, Class B	9	21,392
Beone Medicines Ltd., Class H*	4,100	89,089
BP PLC	68,387	423,971
Experian PLC	3,223	108,783
Holcim AG*	3,520	318,028
InterContinental Hotels Group PLC	324	55,809
Novartis AG	6,032	946,545
Octave Intelligence PLC, SDR*	573	9,260
QIAGEN NV	1,014	39,300
Roche Holding AG	2,930	1,210,966
Sanofi SA	7,524	645,852
Schneider Electric SE	1,059	345,549
Shell PLC	32,845	1,278,598
Stellantis NV*	3,561	20,257
Tenaris SA	1,950	53,975
		5,615,875
ZAMBIA - 0.1%
First Quantum Minerals Ltd.*	7,829	213,777
TOTAL COMMON STOCKS (Cost - $87,596,301)		131,546,079
EXCHANGE TRADED FUNDS - 5.8%
EQUITY FUNDS - 5.8%
iShares MSCI Saudi Arabia ETF	36,580	1,364,800
iShares MSCI Taiwan ETF	69,497	7,548,069
TOTAL EXCHANGE TRADED FUNDS (Cost - $4,244,356)		8,912,869
PREFERRED STOCKS - 0.8%
BRAZIL - 0.5%
Banco Bradesco SA	57,243	199,733
Braskem SA, Class A*	10,152	12,494
	Shares/ Principal	Fair Value
BRAZIL - 0.5% (Continued)
Energisa SA	1	$2
Gerdau SA	5,185	20,836
Isa Energia Brasil SA	4,880	26,493
Itau Unibanco Holding SA	41,262	337,051
Petroleo Brasileiro SA	12,945	94,463
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A*	17,187	27,992
		719,064
COLOMBIA - 0.0%†
Grupo Cibest SA	1,950	38,231
SOUTH KOREA - 0.3%
Samsung Electronics Co. Ltd.	3,718	508,756
TOTAL PREFERRED STOCKS (Cost - $800,244)		1,266,051
RIGHTS - 0.0%†
ACS Actividades de Construccion y Servicios SA, expires 7/16/26* (Cost - $5,505)	2,589	5,438
WARRANTS - 0.0%†
Constellation Software, Inc., expires 3/31/40* (Cost - $0)	104	0
SHORT-TERM INVESTMENTS - 6.4%
MONEY MARKET FUNDS - 6.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53% (c) (Cost - $9,889,857)	9,889,857	9,889,857
TOTAL SHORT-TERM INVESTMENTS (Cost - $9,889,857)		9,889,857
TOTAL INVESTMENTS - 98.3% (Cost - $102,536,263)		$151,620,294
OTHER ASSETS LESS LIABILITIES - NET 1.7%		2,578,393
TOTAL NET ASSETS - 100.0%		$154,198,687

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2026, these securities amounted to $1,715,496 or 1.1% of net assets.

(b)  A portion of this investment, valued at $0, is held as collateral for derivative investments.

(c)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
FTSE Taiwan Index Future	Goldman Sachs & Co.	15	7/30/2026	$2,425,800	$(2,006)
MSCI EAFE Future	Goldman Sachs & Co.	15	9/18/2026	2,358,975	(10,250)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	12	9/18/2026	1,054,380	(9,802)
MSCI India Index Future	Goldman Sachs & Co.	48	9/18/2026	5,618,400	19,618
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(2,440)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

June 30, 2026

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 6.9%
Aevex Corp., Class A*	4,436	$92,668
Arxis, Inc., Class A*	2,955	136,344
ATI, Inc.*	4,369	861,130
Carpenter Technology Corp.	2,283	1,408,246
FTAI Aviation Ltd.	7,895	2,135,834
General Dynamics Corp.	962	340,779
Hawkeye 360, Inc.*	699	14,134
HEICO Corp.	3,472	1,236,692
HEICO Corp., Class A	9,175	2,366,324
Howmet Aerospace, Inc.	10,107	2,717,368
Karman Holdings, Inc.*	4,165	207,917
Kratos Defense & Security Solutions, Inc.*	1,927	96,080
Lockheed Martin Corp.	1,911	973,578
Northrop Grumman Corp.	1,050	534,775
Rocket Lab Corp.*	40,131	4,079,316
RTX Corp.	3,365	638,441
Woodward, Inc.	531	225,909
		18,065,535
AIR FREIGHT & LOGISTICS - 0.0%†
FedEx Corp.	243	76,091
AUTOMOBILE COMPONENTS - 0.0%†
QuantumScape Corp., Class A*	14,260	107,806
BANKS - 0.1%
Credicorp Ltd.	673	262,187
Mid Penn Bancorp, Inc.	1	35
		262,222
BEVERAGES - 0.1%
Celsius Holdings, Inc.*	9,096	266,331
BIOTECHNOLOGY - 5.8%
Alnylam Pharmaceuticals, Inc.*	10,586	3,186,704
Amgen, Inc.	642	232,481
Arrowhead Pharmaceuticals, Inc.*	1,490	121,450
Caris Life Sciences, Inc.*	6,129	109,219
Exelixis, Inc.*	24,745	1,346,375
Gilead Sciences, Inc.	474	59,885
Incyte Corp.*	665	75,384
Madrigal Pharmaceuticals, Inc.*	287	154,105
Natera, Inc.*	12,056	3,272,601
Neurocrine Biosciences, Inc.*	8,911	1,501,815
Nuvalent, Inc., Class A*	709	87,562
Praxis Precision Medicines, Inc.*	223	74,658
PTC Therapeutics, Inc.*	3,419	278,888
Regeneron Pharmaceuticals, Inc.	522	325,488
REVOLUTION Medicines, Inc.*	11,495	2,152,784
Rhythm Pharmaceuticals, Inc.*	747	82,939
Roivant Sciences Ltd.*	8,025	284,005
	Shares/ Principal	Fair Value
BIOTECHNOLOGY - 5.8% (Continued)
Sarepta Therapeutics, Inc.*	6,564	$117,955
Summit Therapeutics, Inc.*	10,902	158,842
TG Therapeutics, Inc.*	2,398	131,746
Ultragenyx Pharmaceutical, Inc.*	20,773	693,610
United Therapeutics Corp.*	830	449,719
Vaxcyte, Inc.*	1,558	90,567
Viking Therapeutics, Inc.*	8,087	315,474
		15,304,256
BROADLINE RETAIL - 0.9%
Coupang, Inc.*	116,877	2,030,154
Etsy, Inc.*	5,874	442,488
		2,472,642
BUILDING PRODUCTS - 1.0%
A O Smith Corp.	649	40,706
AAON, Inc.	4,634	587,869
Lennox International, Inc.	1,637	937,919
Madison Air Solutions Corp., Class A*	9,632	375,648
Modine Manufacturing Co.*	2,451	654,466
		2,596,608
CAPITAL MARKETS - 4.0%
Ameriprise Financial, Inc.	2,183	1,001,473
Ares Management Corp., Class A	14,838	1,651,618
Blue Owl Capital, Inc.	36,465	319,069
Coinbase Global, Inc., Class A*	521	76,165
Evercore, Inc., Class A	523	178,573
Goldman Sachs Group, Inc. (The)	235	237,672
Hamilton Lane, Inc., Class A	1,906	150,250
Interactive Brokers Group, Inc., Class A	404	35,164
Lazard, Inc.	2,243	94,072
Lincoln International, Inc., Class A*	2,821	67,337
LPL Financial Holdings, Inc.	5,006	1,410,090
Morgan Stanley	3,506	732,894
MSCI, Inc.	1,233	690,529
Robinhood Markets, Inc., Class A*	30,750	3,083,610
StepStone Group, Inc., Class A	7,366	304,658
TPG, Inc., Class A	4,760	193,018
Virtu Financial, Inc., Class A	2,728	162,507
XP, Inc., Class A	8,709	141,608
		10,530,307
CHEMICALS - 0.1%
Lyondellbasell Industries NV, Class A	841	44,279
Solstice Advanced Materials, Inc.	1,637	145,038
		189,317
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Clean Harbors, Inc.*	769	229,739
Republic Services, Inc.	1,771	377,364
Rollins, Inc.	20,254	845,402
See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
COMMERCIAL SERVICES & SUPPLIES - 0.6% (Continued)
Tetra Tech, Inc.	7,663	$221,384
		1,673,889
COMMUNICATIONS EQUIPMENT - 2.5%
Applied Optoelectronics, Inc.*	4,440	657,830
Ciena Corp.*	364	178,564
Lumentum Holdings, Inc.*	5,638	4,837,742
Viavi Solutions, Inc.*	21,313	1,017,696
		6,691,832
CONSTRUCTION & ENGINEERING - 4.7%
API Group Corp.*	793	33,584
Comfort Systems USA, Inc.	2,842	5,632,702
EMCOR Group, Inc.	1,142	947,723
Everus Construction Group, Inc.*	1,210	200,799
MasTec, Inc.*	2,386	992,719
Quanta Services, Inc.	3,842	2,766,394
Solv Energy, Inc., Class A*	1,408	47,942
Sterling Infrastructure, Inc.*	2,027	1,701,383
		12,323,246
CONSUMER FINANCE - 0.2%
Ally Financial, Inc.	9,099	418,099
SoFi Technologies, Inc.*	10,493	188,139
		606,238
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
Casey's General Stores, Inc.	144	114,450
Dollar General Corp.	1,410	162,305
Sprouts Farmers Market, Inc.*	4,144	350,499
Sysco Corp.	21,732	1,816,361
		2,443,615
CONTAINERS & PACKAGING - 0.0%†
Graphic Packaging Holding Co.	8,688	91,832
DIVERSIFIED CONSUMER SERVICES - 0.0%†
Grand Canyon Education, Inc.*	345	49,373
Liberty Live Holdings, Inc., Class C*	614	64,863
		114,236
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
AST Spacemobile, Inc., Class A*	12,962	1,151,803
Space Exploration Technologies Corp., Class A*	11,218	1,916,708
		3,068,511
ELECTRIC UTILITIES - 0.0%†
PPL Corp.	743	27,008
ELECTRICAL EQUIPMENT - 2.2%
Bloom Energy Corp., Class A*	947	286,657
Dpc Holdings Ltd.*	391	19,182
Emerson Electric Co.	1,839	263,253
	Shares/ Principal	Fair Value
ELECTRICAL EQUIPMENT - 2.2% (Continued)
Generac Holdings, Inc.*	97	$28,403
Innio NV*	4,344	171,805
nVent Electric PLC	192	32,565
Powell Industries, Inc.	1,050	300,678
Rockwell Automation, Inc.	1,845	913,423
Vertiv Holdings Co., Class A	8,480	2,839,274
Vicor Corp.*	2,152	817,286
X-Energy, Inc., Class A*	5,208	95,619
		5,768,145
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.4%
Advanced Energy Industries, Inc.	2,695	1,004,885
Amphenol Corp., Class A	401	70,704
Coherent Corp.*	3,708	1,462,695
Fabrinet*	2,307	1,296,719
Jabil, Inc.	6,414	2,472,469
Keysight Technologies, Inc.*	2,673	935,737
Sanmina Corp.*	757	191,581
TTM Technologies, Inc.*	7,548	1,411,627
		8,846,417
ENTERTAINMENT - 2.0%
Liberty Media Corp.-Liberty Formula One, Class C*	9,488	902,688
ROBLOX Corp., Class A*	51,510	2,801,114
Roku, Inc.*	2,050	283,187
Spotify Technology SA*	694	318,636
Take-Two Interactive Software, Inc.*	2,458	614,451
TKO Group Holdings, Inc., Class A	895	180,172
Warner Music Group Corp., Class A	7,221	195,473
		5,295,721
FINANCIAL SERVICES - 1.3%
Affirm Holdings, Inc.*	9,022	735,744
Block, Inc.*	9,060	688,560
Chime Financial, Inc., Class A*	14,461	296,161
Corpay, Inc.*	2,289	762,855
Toast, Inc., Class A*	28,969	805,918
		3,289,238
GROUND TRANSPORTATION - 0.4%
Old Dominion Freight Line, Inc.	277	59,998
Ryder System, Inc.	274	72,273
Saia, Inc.*	227	95,603
XPO, Inc.*	3,719	763,474
		991,348
HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
Abbott Laboratories	8,445	766,299
Boston Scientific Corp.*	11,147	475,754
Dexcom, Inc.*	33,240	2,238,714
GE HealthCare Technologies, Inc.	6,525	417,665

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
HEALTH CARE EQUIPMENT & SUPPLIES - 3.0% (Continued)
IDEXX Laboratories, Inc.*	4,365	$2,297,911
Insulet Corp.*	3,546	539,879
Medtronic PLC	3,171	248,067
Penumbra, Inc.*	2,469	779,587
ResMed, Inc.	371	72,300
		7,836,176
HEALTH CARE PROVIDERS & SERVICES - 3.3%
Cardinal Health, Inc.	10,819	2,570,162
Cencora, Inc.	11,946	3,380,479
Centene Corp.*	446	28,629
Chemed Corp.	1,327	618,037
Cigna Group (The)	145	39,973
DaVita, Inc.*	2,077	462,091
Guardant Health, Inc.*	3,468	520,304
HCA Healthcare, Inc.	556	216,779
McKesson Corp.	557	420,869
Molina Healthcare, Inc.*	1,831	418,750
UnitedHealth Group, Inc.	158	65,669
Universal Health Services, Inc., Class B	338	50,257
		8,791,999
HEALTH CARE TECHNOLOGY - 0.2%
Doximity, Inc., Class A*	8,112	168,243
Veeva Systems, Inc., Class A*	1,476	261,946
		430,189
HOTELS, RESTAURANTS & LEISURE - 7.6%
Aramark	931	52,974
Carnival Corp. Ltd.	13,252	378,610
Cava Group, Inc.*	6,358	498,976
Chipotle Mexican Grill, Inc.*	39,915	1,357,110
Churchill Downs, Inc.	2,413	216,301
Darden Restaurants, Inc.	6,292	1,296,215
Domino's Pizza, Inc.	817	241,865
DraftKings, Inc., Class A*	39,036	986,049
Dutch Bros, Inc., Class A*	9,752	700,291
Expedia Group, Inc.	9,256	2,368,425
Hilton Worldwide Holdings, Inc.	614	202,902
Las Vegas Sands Corp.	22,680	1,047,589
Planet Fitness, Inc., Class A*	12,017	626,927
Restaurant Brands International, Inc.	10,560	765,706
Royal Caribbean Cruises Ltd.	13,133	4,170,121
Texas Roadhouse, Inc.	7,151	1,381,788
Travel + Leisure Co.	5,860	447,880
Viking Holdings Ltd.*	23,287	2,437,450
Wingstop, Inc.	3,233	560,635
Wyndham Hotels & Resorts, Inc.	3,620	304,840
		20,042,654
	Shares/ Principal	Fair Value
HOUSEHOLD DURABLES - 0.7%
Garmin Ltd.	1,656	$393,366
Installed Building Products, Inc.	3,251	747,210
NVR, Inc.*	63	429,244
Somnigroup International, Inc.	3,459	271,186
		1,841,006
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.6%
Fervo Energy Co., Class A*	2,019	59,016
Vistra Corp.	26,048	4,131,994
		4,191,010
INDUSTRIAL CONGLOMERATES - 0.3%
3M Co.	5,042	816,350
INSURANCE - 0.4%
American Financial Group, Inc.	2,150	300,871
Hartford Financial Services Group, Inc. (The)	1,106	146,567
Markel Group, Inc.*	84	164,053
Oscar Health, Inc., Class A*	3,025	86,273
W R Berkley Corp.	5,036	355,189
		1,052,953
INTERACTIVE MEDIA & SERVICES - 1.2%
Alphabet, Inc., Class A	382	136,515
Alphabet, Inc., Class C	1,386	489,715
Pinterest, Inc., Class A*	17,116	359,949
Reddit, Inc., Class A*	10,863	1,885,600
Snap, Inc., Class A*	57,113	253,582
Trump Media & Technology Group Corp.*	5,627	43,553
		3,168,914
IT SERVICES - 6.0%
Applied Digital Corp.*	950	35,435
Cloudflare, Inc., Class A*	25,516	6,258,565
CoreWeave, Inc., Class A*	22,024	2,192,269
DigitalOcean Holdings, Inc.*	5,203	817,027
Gartner, Inc.*	726	94,104
GoDaddy, Inc., Class A*	6,918	587,200
MongoDB, Inc.*	2,839	953,620
Quantinuum, Inc., Class A*	965	78,879
Snowflake, Inc.*	18,024	4,587,108
Twilio, Inc., Class A*	1,052	217,059
		15,821,266
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Medpace Holdings, Inc.*	1,069	566,132
Tempus AI, Inc., Class A*	11,055	640,416
		1,206,548
MACHINERY - 0.6%
Caterpillar, Inc.	352	374,845
Illinois Tool Works, Inc.	1,314	355,397

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
MACHINERY - 0.6% (Continued)
Parker-Hannifin Corp.	405	$396,139
RBC Bearings, Inc.*	461	296,912
Symbotic, Inc., Class A*	958	43,062
		1,466,355
MEDIA - 0.7%
EchoStar Corp., Class A*	5,961	605,041
Fox Corp., Class A	3,385	176,562
Liberty Broadband Corp., Class C*	1,171	38,947
Trade Desk, Inc. (The), Class A*	48,061	868,943
Versant Media Group, Inc.	3,008	108,318
		1,797,811
METALS & MINING - 1.3%
Almonty Industries, Inc., Class CDI*	17,617	291,738
AngloGold Ashanti PLC	28,343	2,292,665
Aura Minerals, Inc.	3,159	198,859
Freeport-McMoRan, Inc.	6,843	430,356
Newmont Corp.	1,274	118,992
		3,332,610
OIL, GAS & CONSUMABLE FUELS - 3.4%
Cheniere Energy, Inc.	10,200	2,437,902
Occidental Petroleum Corp.	827	40,167
Phillips 66	6,080	1,027,824
Targa Resources Corp.	13,760	3,689,607
Texas Pacific Land Corp.	3,017	1,320,360
Valero Energy Corp.	1,377	358,626
		8,874,486
PASSENGER AIRLINES - 0.2%
Alaska Air Group, Inc.*	9,113	475,698
Southwest Airlines Co.	647	33,269
		508,967
PERSONAL CARE PRODUCTS - 0.0%†
BellRing Brands, Inc.*	5,018	64,933
PHARMACEUTICALS - 0.3%
Bristol-Myers Squibb Co.	5,652	325,668
Corcept Therapeutics, Inc.*	6,333	550,655
		876,323
PROFESSIONAL SERVICES - 1.5%
Booz Allen Hamilton Holding Corp.	13,504	819,287
Broadridge Financial Solutions, Inc.	8,322	1,139,698
ExlService Holdings, Inc.*	25,456	658,292
Jacobs Solutions, Inc.	2,323	292,698
Leidos Holdings, Inc.	844	86,907
Paylocity Holding Corp.*	1,066	111,429
Planet Labs PBC*	13,321	441,325
SS&C Technologies Holdings, Inc.	6,837	424,236
		3,973,872
	Shares/ Principal	Fair Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
CBRE Group, Inc., Class A*	1,373	$184,929
RETAIL REITS - 0.9%
Simon Property Group, Inc.	10,437	2,334,235
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.7%
Applied Materials, Inc.	1,468	1,061,364
Astera Labs, Inc.*	11,019	5,322,397
Broadcom, Inc.	537	202,852
Cerebras Systems, Inc., Class A*	359	79,339
Credo Technology Group Holding Ltd.*	11,290	3,070,315
Enphase Energy, Inc.*	1,955	96,264
FormFactor, Inc.*	4,649	743,514
Lam Research Corp.	1,018	441,130
Lattice Semiconductor Corp.*	9,339	1,428,493
MACOM Technology Solutions Holdings, Inc.*	4,775	1,816,267
Microchip Technology, Inc.	24,546	2,238,595
Micron Technology, Inc.	109	125,818
Monolithic Power Systems, Inc.	1,672	2,311,306
NVIDIA Corp.	1,021	204,292
Onto Innovation, Inc.*	229	86,665
Rambus, Inc.*	7,049	935,684
Semtech Corp.*	7,049	1,140,881
SiTime Corp.*	1,328	990,104
Teradyne, Inc.	11,902	5,758,664
		28,053,944
SOFTWARE - 7.5%
Atlassian Corp., Class A*	1,977	153,791
Autodesk, Inc.*	950	184,699
BitMine Immersion Technologies, Inc.	3,290	43,790
Cadence Design Systems, Inc.*	207	77,691
Circle Internet Group, Inc., Class A*	1,332	83,423
Datadog, Inc., Class A*	26,196	6,820,391
Docusign, Inc.*	7,977	354,338
Dynatrace, Inc.*	40,811	1,792,011
Elastic NV*	10,715	610,969
Fair Isaac Corp.*	1,351	1,614,148
Fortinet, Inc.*	1,283	197,094
HubSpot, Inc.*	3,924	716,169
Iren Ltd.*	4,687	214,337
Manhattan Associates, Inc.*	6,428	895,099
Microsoft Corp.	1,879	700,905
Palantir Technologies, Inc., Class A*	637	74,319
Procore Technologies, Inc.*	6,762	274,672
RingCentral, Inc., Class A	11,461	446,750
Rubrik, Inc., Class A*	7,513	603,144
Samsara, Inc., Class A*	21,850	708,595
SentinelOne, Inc., Class A*	35,215	597,599
Synopsys, Inc.*	281	125,346
Terawulf, Inc.*	32,739	808,653

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
SOFTWARE - 7.5% (Continued)
Zscaler, Inc.*	11,554	$1,630,847
		19,728,780
SPECIALIZED REITS - 0.2%
CubeSmart	5,268	209,508
Digital Realty Trust, Inc.	1,650	296,307
		505,815
SPECIALTY RETAIL - 2.1%
Burlington Stores, Inc.*	5,620	1,780,416
Carvana Co.*	6,449	424,473
Chewy, Inc., Class A*	14,015	275,395
Murphy USA, Inc.	1,712	922,545
O'Reilly Automotive, Inc.*	3,529	324,986
Ross Stores, Inc.	4,046	861,191
Ulta Beauty, Inc.*	394	177,686
Valvoline, Inc.*	8,905	352,104
Wayfair, Inc., Class A*	1,657	153,140
Williams-Sonoma, Inc.	630	146,853
		5,418,789
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.5%
Dell Technologies, Inc., Class C	137	59,110
Hewlett Packard Enterprise Co.	2,677	120,760
NetApp, Inc.	5,371	831,216
Pure Storage, Inc., Class A*	24,590	1,937,446
SanDisk Corp.*	58	131,876
Super Micro Computer, Inc.*	16,977	497,935
Western Digital Corp.	365	233,133
		3,811,476
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
Deckers Outdoor Corp.*	9,188	912,276
On Holding AG, Class A*	19,812	701,741
Tapestry, Inc.	14,157	2,072,302
		3,686,319
	Shares/ Principal	Fair Value
TRADING COMPANIES & DISTRIBUTORS - 3.0%
Applied Industrial Technologies, Inc.	1,589	$537,320
Core & Main, Inc., Class A*	3,737	180,310
Fastenal Co.	61,608	2,959,032
Ferguson Enterprises, Inc.	1,109	263,199
Watsco, Inc.	246	102,516
WW Grainger, Inc.	2,772	3,771,029
		7,813,406
TOTAL COMMON STOCKS (Cost - $197,713,047)		258,734,506
RIGHTS - 0.0%†
ABIOMED, Inc., CVR, expires 12/31/49	1,883	1,921
Prevail Therapeutics, Inc., CVR, expires 12/31/49	107	53
TOTAL RIGHTS (Cost - $0)		1,974
SHORT-TERM INVESTMENTS - 1.3%
MONEY MARKET FUNDS - 1.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53% (a) (Cost - $3,313,709)	3,313,709	3,313,709
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,313,709)		3,313,709
TOTAL INVESTMENTS - 99.8% (Cost - $201,026,756)		$262,050,189
OTHER ASSETS LESS LIABILITIES - NET 0.2%		401,364
TOTAL NET ASSETS - 100.0%		$262,451,553

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

CVR - Contingent Value Rights

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	10	9/18/2026	$3,774,125	$26,592

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

June 30, 2026

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 2.7%
General Dynamics Corp.	3,595	$1,273,493
HEICO Corp., Class A	1,805	465,527
L3Harris Technologies, Inc.	377	109,552
Lockheed Martin Corp.	2,383	1,214,043
Northrop Grumman Corp.	1,767	899,951
RTX Corp.	13,712	2,601,578
		6,564,144
AIR FREIGHT & LOGISTICS - 0.7%
FedEx Corp.	2,682	839,815
United Parcel Service, Inc., Class B	7,159	769,592
		1,609,407
AUTOMOBILE COMPONENTS - 0.2%
BorgWarner, Inc.	4,773	316,927
Lear Corp.	1,137	152,427
QuantumScape Corp., Class A*	13,870	104,857
		574,211
AUTOMOBILES - 0.2%
General Motors Co.	6,314	486,683
BANKS - 7.1%
Bank of America Corp.	64,236	3,660,167
Citigroup, Inc.	17,311	2,422,848
Citizens Financial Group, Inc.	6,868	481,241
Credicorp Ltd.	874	340,493
Huntington Bancshares, Inc.	59,050	1,046,957
JPMorgan Chase & Co.	20,404	6,678,841
KeyCorp	8,466	195,141
Popular, Inc.	2,995	491,719
Wells Fargo & Co.	23,973	1,981,129
Western Alliance Bancorp	487	40,031
		17,338,567
BEVERAGES - 1.4%
Boston Beer Co., Inc. (The), Class A*	335	59,305
Coca-Cola Co. (The)	17,470	1,419,787
Constellation Brands, Inc., Class A	2,204	306,554
Molson Coors Beverage Co., Class B	11,909	463,975
PepsiCo, Inc.	9,283	1,256,918
		3,506,539
BIOTECHNOLOGY - 3.1%
Abbvie, Inc.	7,883	1,983,678
Amgen, Inc.	2,049	741,984
Biogen, Inc.*	1,360	293,842
Exelixis, Inc.*	5,150	280,211
Gilead Sciences, Inc.	9,631	1,216,781
Moderna, Inc.*	1,119	78,364
Natera, Inc.*	449	121,881
Neurocrine Biosciences, Inc.*	1,447	243,870
	Shares/ Principal	Fair Value
BIOTECHNOLOGY - 3.1% (Continued)
Nuvalent, Inc., Class A*	256	$31,616
PTC Therapeutics, Inc.*	763	62,238
Regeneron Pharmaceuticals, Inc.	1,182	737,024
REVOLUTION Medicines, Inc.*	1,261	236,160
Roivant Sciences Ltd.*	1,058	37,443
Ultragenyx Pharmaceutical, Inc.*	4,268	142,508
United Therapeutics Corp.*	834	451,886
Vertex Pharmaceuticals, Inc.*	1,556	772,912
Viking Therapeutics, Inc.*	2,162	84,340
		7,516,738
BROADLINE RETAIL - 5.9%
Amazon.com, Inc.*	59,779	14,247,727
Coupang, Inc.*	4,197	72,902
MercadoLibre, Inc.*	152	258,003
		14,578,632
BUILDING PRODUCTS - 0.5%
A O Smith Corp.	3,876	243,103
Johnson Controls International PLC	2,484	362,937
Owens Corning	2,710	430,782
Trane Technologies PLC	163	80,059
		1,116,881
CAPITAL MARKETS - 4.1%
Blue Owl Capital, Inc.	13,954	122,097
Cboe Global Markets, Inc.	779	189,040
Charles Schwab Corp. (The)	14,431	1,331,548
CME Group, Inc.	3,384	747,289
Evercore, Inc., Class A	169	57,703
Franklin Resources, Inc.	3,305	109,957
Goldman Sachs Group, Inc. (The)	2,366	2,392,901
Hamilton Lane, Inc., Class A	950	74,889
Houlihan Lokey, Inc., Class A	332	44,531
Interactive Brokers Group, Inc., Class A	1,222	106,363
Intercontinental Exchange, Inc.	5,177	637,340
Janus Henderson Group PLC	549	28,521
LPL Financial Holdings, Inc.	704	198,303
Morgan Stanley	13,691	2,861,967
Nasdaq, Inc.	2,835	223,455
StepStone Group, Inc., Class A	4,235	175,160
Stifel Financial Corp.	1,175	81,980
TPG, Inc., Class A	7,976	323,427
Virtu Financial, Inc., Class A	4,735	282,064
XP, Inc., Class A	8,686	141,234
		10,129,769
CHEMICALS - 1.8%
Air Products and Chemicals, Inc.	3,127	916,774
Albemarle Corp.	847	114,370
Celanese Corp.	946	43,516
Dow, Inc.	15,353	420,058

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
CHEMICALS - 1.8% (Continued)
Dupont de Nemours, Inc.	236	$32,011
Eastman Chemical Co.	5,745	384,800
Ecolab, Inc.	2,542	708,227
Linde PLC	1,195	620,133
Lyondellbasell Industries NV, Class A	11,355	597,841
Sherwin-Williams Co. (The)	304	104,673
Solstice Advanced Materials, Inc.	4,006	354,932
Westlake Corp.	1,800	131,400
		4,428,735
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Clean Harbors, Inc.*	1,001	299,049
Copart, Inc.*	7,061	199,050
Republic Services, Inc.	5,019	1,069,448
Tetra Tech, Inc.	3,011	86,988
Waste Connections, Inc.	3,102	517,072
		2,171,607
COMMUNICATIONS EQUIPMENT - 1.6%
Ciena Corp.*	100	49,056
Cisco Systems, Inc.	25,640	3,011,675
F5, Inc.*	90	37,436
Lumentum Holdings, Inc.*	268	229,960
Motorola Solutions, Inc.	1,330	552,336
		3,880,463
CONSTRUCTION & ENGINEERING - 0.2%
AECOM	404	28,199
API Group Corp.*	1,847	78,220
EMCOR Group, Inc.	29	24,067
MasTec, Inc.*	705	293,322
		423,808
CONSTRUCTION MATERIALS - 0.2%
CRH PLC	3,782	404,674
Vulcan Materials Co.	383	112,989
		517,663
CONSUMER FINANCE - 1.2%
Ally Financial, Inc.	9,920	455,824
American Express Co.	3,516	1,189,287
Capital One Financial Corp.	4,516	906,000
OneMain Holdings, Inc.	6,337	386,367
		2,937,478
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.3%
BJ's Wholesale Club Holdings, Inc.*	2,282	199,036
Casey's General Stores, Inc.	157	124,782
Costco Wholesale Corp.	1,123	1,050,533
Dollar General Corp.	2,899	333,704
Dollar Tree, Inc.*	709	85,753
Kroger Co. (The)	7,986	443,463
	Shares/ Principal	Fair Value
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.3% (Continued)
Sysco Corp.	9,245	$772,697
Target Corp.	2,766	361,267
Walgreens Boots Alliance, Inc.*	3,652	1,936
Walmart, Inc.	20,401	2,310,617
		5,683,788
CONTAINERS & PACKAGING - 0.3%
Graphic Packaging Holding Co.	33,567	354,803
International Paper Co.	12,411	472,859
		827,662
DISTRIBUTORS - 0.2%
Genuine Parts Co.	1,531	180,627
LKQ Corp.	7,362	193,842
		374,469
DIVERSIFIED CONSUMER SERVICES - 0.0%†
H&R Block, Inc.	774	29,474
Liberty Live Holdings, Inc., Class C*	778	82,188
		111,662
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
AT&T, Inc.	38,817	803,512
Comcast Corp., Class A	29,920	734,536
Space Exploration Technologies Corp., Class A*	5,297	905,045
Verizon Communications, Inc.	16,870	714,276
		3,157,369
ELECTRIC UTILITIES - 1.8%
Constellation Energy Corp.	388	96,367
FirstEnergy Corp.	9,679	460,140
NextEra Energy, Inc.	11,337	995,048
PG&E Corp.	42,938	722,217
Pinnacle West Capital Corp.	1,459	156,113
Portland General Electric Co.	13,314	690,065
PPL Corp.	24,092	875,744
Xcel Energy, Inc.	5,536	444,541
		4,440,235
ELECTRICAL EQUIPMENT - 1.2%
AMETEK, Inc.	1,653	399,927
Eaton Corp. PLC	393	167,465
Emerson Electric Co.	5,317	761,128
Generac Holdings, Inc.*	674	197,354
Hubbell, Inc.	538	281,482
Innio NV*	4,042	159,861
nVent Electric PLC	679	115,165
Rockwell Automation, Inc.	1,882	931,741
		3,014,123

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.1%
Advanced Energy Industries, Inc.	498	$185,689
Amphenol Corp., Class A	2,159	380,675
Arrow Electronics, Inc.*	300	64,023
Avnet, Inc.	680	60,398
Coherent Corp.*	886	349,501
Flex Ltd.*	2,231	361,578
Jabil, Inc.	790	304,529
Keysight Technologies, Inc.*	2,687	940,638
TTM Technologies, Inc.*	459	85,842
		2,732,873
ENERGY EQUIPMENT & SERVICES - 0.3%
Halliburton Co.	17,789	603,936
Schlumberger NV	3,787	176,058
		779,994
ENTERTAINMENT - 0.7%
Electronic Arts, Inc.	771	158,086
Liberty Media Corp.-Liberty Formula One, Class C*	479	45,572
Roku, Inc.*	229	31,634
Spotify Technology SA*	168	77,134
Walt Disney Co. (The)	10,197	981,461
Warner Bros Discovery, Inc.*	11,407	304,111
		1,597,998
FINANCIAL SERVICES - 3.1%
Berkshire Hathaway, Inc., Class B*	13,152	6,581,129
Block, Inc.*	1,750	133,000
Chime Financial, Inc., Class A*	7,188	147,210
Fidelity National Information Services, Inc.	11,308	439,655
Voya Financial, Inc.	2,969	268,784
		7,569,778
FOOD PRODUCTS - 0.7%
Archer-Daniels-Midland Co.	6,741	515,012
Conagra Brands, Inc.	14,306	192,559
General Mills, Inc.	14,574	507,175
Ingredion, Inc.	1,817	172,088
Tyson Foods, Inc., Class A	3,782	216,520
		1,603,354
GROUND TRANSPORTATION - 1.1%
CSX Corp.	3,760	178,713
Fedex Freight Holding Co., Inc.*	1,341	202,491
Knight-Swift Transportation Holdings, Inc.	567	44,152
Landstar System, Inc.	843	174,341
Norfolk Southern Corp.	1,580	497,052
Old Dominion Freight Line, Inc.	1,606	347,859
Ryder System, Inc.	849	223,941
Saia, Inc.*	492	207,211
	Shares/ Principal	Fair Value
GROUND TRANSPORTATION - 1.1% (Continued)
Uber Technologies, Inc.*	2,172	$156,731
Union Pacific Corp.	1,654	449,888
XPO, Inc.*	1,468	301,366
		2,783,745
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
Abbott Laboratories	24,307	2,205,617
Align Technology, Inc.*	205	34,575
Boston Scientific Corp.*	23,746	1,013,479
GE HealthCare Technologies, Inc.	6,556	419,650
Medtronic PLC	16,956	1,326,468
Stryker Corp.	1,498	471,631
		5,471,420
HEALTH CARE PROVIDERS & SERVICES - 3.0%
Cardinal Health, Inc.	2,302	546,863
Centene Corp.*	2,379	152,708
Chemed Corp.	732	340,922
Cigna Group (The)	1,875	516,900
CVS Health Corp.	8,786	908,912
Elevance Health, Inc.	1,806	698,434
HCA Healthcare, Inc.	1,451	565,730
McKesson Corp.	412	311,307
Molina Healthcare, Inc.*	293	67,009
Quest Diagnostics, Inc.	348	73,759
Tenet Healthcare Corp.*	597	111,687
UnitedHealth Group, Inc.	7,373	3,064,440
		7,358,671
HEALTH CARE REITS - 0.1%
Alexandria Real Estate Equities, Inc.	1,166	61,623
Healthpeak Properties, Inc.	8,700	186,180
Ventas, Inc.	1,288	114,375
		362,178
HEALTH CARE TECHNOLOGY - 0.1%
Doximity, Inc., Class A*	5,091	105,587
Veeva Systems, Inc., Class A*	1,233	218,821
		324,408
HOTELS, RESTAURANTS & LEISURE - 1.1%
Aramark	499	28,393
Booking Holdings, Inc.	775	138,136
Carnival Corp. Ltd.	6,799	194,247
Chipotle Mexican Grill, Inc.*	25,707	874,038
McDonald's Corp.	1,073	290,043
Starbucks Corp.	5,638	576,147
Texas Roadhouse, Inc.	1,120	216,417
Viking Holdings Ltd.*	2,695	282,086
Wingstop, Inc.	358	62,081
		2,661,588

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
HOUSEHOLD DURABLES - 0.8%
Garmin Ltd.	2,228	$529,239
Installed Building Products, Inc.	2,138	491,398
Meritage Homes Corp.	5,230	438,535
NVR, Inc.*	58	395,177
Toll Brothers, Inc.	386	63,594
		1,917,943
HOUSEHOLD PRODUCTS - 1.5%
Procter & Gamble Co. (The)	24,910	3,652,802
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.0%†
AES Corp. (The)	5,738	84,119
INDUSTRIAL CONGLOMERATES - 0.7%
3M Co.	10,461	1,693,741
INDUSTRIAL REITS - 0.5%
Prologis, Inc.	8,323	1,127,517
STAG Industrial, Inc.	873	33,226
		1,160,743
INSURANCE - 2.8%
American Financial Group, Inc.	4,355	609,439
American International Group, Inc.	10,226	762,144
Arch Capital Group Ltd.*	2,650	257,209
Arthur J Gallagher & Co.	105	24,105
Globe Life, Inc.	580	103,634
Hartford Financial Services Group, Inc. (The)	4,855	643,384
Markel Group, Inc.*	176	343,730
Marsh & McLennan Cos., Inc.	606	101,002
MetLife, Inc.	12,810	1,083,854
Progressive Corp. (The)	757	165,367
Reinsurance Group of America, Inc.	2,599	552,677
Travelers Cos., Inc. (The)	4,597	1,517,562
Unum Group	888	79,387
W R Berkley Corp.	10,571	745,573
		6,989,067
INTERACTIVE MEDIA & SERVICES - 1.0%
Alphabet, Inc., Class A	890	318,059
Alphabet, Inc., Class C	2,224	785,806
Meta Platforms, Inc., Class A	2,482	1,398,086
Snap, Inc., Class A*	12,855	57,076
		2,559,027
IT SERVICES - 1.2%
Accenture PLC, Class A	5,815	723,619
Amdocs Ltd.	3,311	167,338
Applied Digital Corp.*	1,244	46,401
Cognizant Technology Solutions Corp., Class A	3,498	135,477
International Business Machines Corp.	5,779	1,625,113
	Shares/ Principal	Fair Value
IT SERVICES - 1.2% (Continued)
MongoDB, Inc.*	474	$159,217
Quantinuum, Inc., Class A*	911	74,465
		2,931,630
LIFE SCIENCES TOOLS & SERVICES - 0.8%
Danaher Corp.	3,351	638,298
IQVIA Holdings, Inc.*	710	137,186
Qiagen NV	2,463	96,303
Tempus AI, Inc., Class A*	689	39,914
Thermo Fisher Scientific, Inc.	2,199	1,102,491
		2,014,192
MACHINERY - 2.9%
Caterpillar, Inc.	384	408,922
Cummins, Inc.	308	219,669
Deere & Co.	753	477,651
Donaldson Co., Inc.	338	30,342
Dover Corp.	212	47,547
Illinois Tool Works, Inc.	6,271	1,696,117
Mueller Industries, Inc.	872	107,195
Otis Worldwide Corp.	3,300	236,280
PACCAR, Inc.	7,030	844,444
Parker-Hannifin Corp.	2,290	2,239,895
RBC Bearings, Inc.*	289	186,133
Stanley Black & Decker, Inc.	1,399	131,674
Westinghouse Air Brake Technologies Corp.	879	236,978
Xylem, Inc.	2,183	258,052
		7,120,899
MARINE TRANSPORTATION - 0.0%†
Kirby Corp.*	254	34,536
MEDIA - 0.3%
Fox Corp., Class A	2,946	153,663
Fox Corp., Class B	1,609	75,366
Liberty Broadband Corp., Class C*	519	17,262
Omnicom Group, Inc.	2,893	210,697
Trade Desk, Inc. (The), Class A*	6,677	120,720
Versant Media Group, Inc.	5,051	181,887
		759,595
METALS & MINING - 1.2%
Alcoa Corp.	2,707	141,143
Freeport-McMoRan, Inc.	15,954	1,003,347
Newmont Corp.	11,499	1,074,007
Nucor Corp.	1,716	382,239
Reliance, Inc.	659	246,202
Royal Gold, Inc.	220	43,914
		2,890,852

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
MULTI-UTILITIES - 1.6%
Ameren Corp.	5,323	$601,712
Black Hills Corp.	1,132	84,221
Dominion Energy, Inc.	571	38,994
DTE Energy Co.	7,135	1,087,160
NiSource, Inc.	16,661	792,230
Public Service Enterprise Group, Inc.	3,591	291,446
Sempra	6,120	567,385
WEC Energy Group, Inc.	3,474	405,659
		3,868,807
OIL, GAS & CONSUMABLE FUELS - 5.4%
Cheniere Energy, Inc.	2,279	544,704
Chevron Corp.	18,780	3,112,973
ConocoPhillips	13,244	1,376,846
EOG Resources, Inc.	4,013	520,607
Exxon Mobil Corp.	33,273	4,549,085
Kinder Morgan, Inc.	14,022	448,283
Marathon Petroleum Corp.	1,538	393,220
Phillips 66	7,870	1,330,424
Valero Energy Corp.	3,785	985,765
		13,261,907
PASSENGER AIRLINES - 0.2%
Alaska Air Group, Inc.*	2,937	153,311
Southwest Airlines Co.	1,171	60,213
United Airlines Holdings, Inc.*	2,176	295,914
		509,438
PERSONAL CARE PRODUCTS - 0.1%
BellRing Brands, Inc.*	6,014	77,821
Estee Lauder Cos., Inc. (The), Class A	703	55,502
Kenvue, Inc.	8,975	171,512
		304,835
PHARMACEUTICALS - 3.4%
Bristol-Myers Squibb Co.	24,891	1,434,219
Johnson & Johnson	14,970	3,801,931
Merck & Co., Inc.	15,086	1,938,551
Pfizer, Inc.	45,614	1,098,385
		8,273,086
PROFESSIONAL SERVICES - 0.6%
Booz Allen Hamilton Holding Corp.	2,398	145,487
ExlService Holdings, Inc.*	4,966	128,421
Jacobs Solutions, Inc.	2,088	263,088
KBR, Inc.	4,476	154,556
Leidos Holdings, Inc.	3,455	355,761
SS&C Technologies Holdings, Inc.	6,009	372,859
Thomson Reuters Corp.	554	45,245
		1,465,417
	Shares/ Principal	Fair Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
CBRE Group, Inc., Class A*	981	$132,131
Zillow Group, Inc., Class A*	335	10,509
		142,640
RETAIL REITS - 0.4%
Agree Realty Corp.	1,242	94,069
NNN REIT, Inc.	10,553	491,031
Regency Centers Corp.	5,301	422,702
		1,007,802
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
Analog Devices, Inc.	3,386	1,344,818
Applied Materials, Inc.	1,163	840,849
Broadcom, Inc.	631	238,360
Cerebras Systems, Inc., Class A*	337	74,477
Cirrus Logic, Inc.*	480	71,295
Globalfoundries, Inc.	1,114	91,805
Intel Corp.*	28,653	4,000,818
Lam Research Corp.	1,183	512,629
MACOM Technology Solutions Holdings, Inc.*	126	47,927
Microchip Technology, Inc.	5,237	477,614
Micron Technology, Inc.	53	61,177
NVIDIA Corp.	1,224	244,910
NXP Semiconductors NV	174	48,899
QUALCOMM, Inc.	5,415	1,000,638
Teradyne, Inc.	253	122,412
Texas Instruments, Inc.	1,833	546,362
		9,724,990
SOFTWARE - 5.3%
Adobe, Inc.*	2,366	485,077
Atlassian Corp., Class A*	629	48,930
BitMine Immersion Technologies, Inc.	2,426	32,290
Check Point Software Technologies Ltd.*	2,381	312,935
Dropbox, Inc., Class A*	3,747	102,930
Dynatrace, Inc.*	8,463	371,610
Figma, Inc., Class A*	2,761	49,947
Fortinet, Inc.*	833	127,966
Intuit, Inc.	2,172	566,892
Microsoft Corp.	25,764	9,610,487
MicroStrategy, Inc., Class A*	124	10,779
RingCentral, Inc., Class A	1,549	60,380
Salesforce, Inc.	3,213	503,349
Synopsys, Inc.*	1,160	517,441
UiPath, Inc., Class A*	3,542	38,502
Workday, Inc., Class A*	481	58,884
Zscaler, Inc.*	1,394	196,763
		13,095,162

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
SPECIALIZED REITS - 1.6%
American Tower Corp.	441	$72,134
CubeSmart	28,909	1,149,711
Digital Realty Trust, Inc.	5,805	1,042,462
Equinix, Inc.	643	670,257
Extra Space Storage, Inc.	1,851	268,950
Iron Mountain, Inc.	1,560	197,044
VICI Properties, Inc.	19,767	524,814
		3,925,372
SPECIALTY RETAIL - 2.2%
AutoZone, Inc.*	59	188,560
Best Buy Co., Inc.	2,739	207,835
Gap, Inc. (The)	6,193	115,685
Group 1 Automotive, Inc.	251	73,084
Home Depot, Inc. (The)	1,928	679,967
Lowe's Cos., Inc.	3,019	665,659
Murphy USA, Inc.	64	34,488
O'Reilly Automotive, Inc.*	12,385	1,140,535
Ross Stores, Inc.	2,229	474,443
TJX Cos., Inc. (The)	8,551	1,295,476
Tractor Supply Co.	15,491	489,671
		5,365,403
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.9%
Apple, Inc.	42,899	12,413,255
Dell Technologies, Inc., Class C	2,143	924,619
Hewlett Packard Enterprise Co.	12,121	546,778
NetApp, Inc.	546	84,499
Pure Storage, Inc., Class A*	1,771	139,537
SanDisk Corp.*	27	61,391
Seagate Technology Holdings PLC	69	66,585
Super Micro Computer, Inc.*	1,259	36,926
Western Digital Corp.	485	309,779
		14,583,369
	Shares/ Principal	Fair Value
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
NIKE, Inc., Class B	9,147	$375,484
Under Armour, Inc., Class C*	1,291	8,030
		383,514
TOBACCO - 0.5%
Altria Group, Inc.	8,299	597,113
Philip Morris International, Inc.	4,150	750,777
		1,347,890
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Applied Industrial Technologies, Inc.	2,470	835,230
Ferguson Enterprises, Inc.	980	232,583
United Rentals, Inc.	229	259,432
Watsco, Inc.	422	175,860
WESCO International, Inc.	148	51,124
		1,554,229
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
T-Mobile US, Inc.	5,418	908,761
TOTAL COMMON STOCKS (Cost - $201,703,372)		242,168,408
SHORT-TERM INVESTMENTS - 1.3%
MONEY MARKET FUNDS - 1.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53% (a) (Cost - $3,218,507)	3,218,507	3,218,507
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,218,507)		3,218,507
TOTAL INVESTMENTS - 99.9% (Cost - $204,921,879)		$245,386,915
OTHER ASSETS LESS LIABILITIES - NET 0.1%		312,184
TOTAL NET ASSETS - 100.0%		$245,699,099

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	10	9/18/2026	$3,774,125	$19,213

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

June 30, 2026

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 98.4%
ADVERTISING - 0.4%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30 (a)	$25,000	$22,250
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/30 (a)	41,000	42,709
7.13%, 2/15/31 (a)	41,000	42,453
7.50%, 3/15/33 (a)	40,000	42,118
Lamar Media Corp., 5.38%, 11/1/33 (a)	32,000	31,375
		180,905
AEROSPACE & DEFENSE - 2.8%
ATI, Inc., 5.88%, 6/15/33	15,000	15,211
Bombardier, Inc.
7.25%, 7/1/31 (a)	141,000	147,525
6.75%, 6/15/33 (a)	207,000	214,452
7.45%, 5/1/34 (a)	40,000	44,150
Moog, Inc., 5.50%, 10/15/34 (a)	45,000	44,330
TransDigm, Inc.
6.75%, 8/15/28 (a)	21,000	21,208
6.38%, 3/1/29 (a)	64,000	64,975
6.88%, 12/15/30 (a)	202,000	207,622
7.13%, 12/1/31 (a)	210,000	217,460
6.63%, 3/1/32 (a)	46,000	47,185
6.38%, 5/31/33 (a)	115,000	116,106
6.25%, 1/31/34 (a)	5,000	5,102
6.75%, 1/31/34 (a)	15,000	15,387
		1,160,713
AGRICULTURE - 0.2%
Turning Point Brands, Inc., 7.63%, 3/15/32 (a)	101,000	104,512
APPAREL - 0.0%†
VF Corp., 6.45%, 11/1/37	3,000	2,844
AUTO MANUFACTURERS - 2.7%
Ford Motor Credit Co. LLC, 7.12%, 11/7/33	125,000	133,165
New Flyer Holdings, Inc., 9.25%, 7/1/30 (a)	229,000	246,180
Nissan Motor Acceptance Co. LLC
6.95%, 9/15/26 (a)	60,000	60,126
7.05%, 9/15/28 (a)	68,000	69,656
6.13%, 9/30/30 (a)	105,000	103,244
Nissan Motor Co. Ltd.
7.50%, 7/17/30 (a)	100,000	103,072
7.75%, 7/17/32 (a)	150,000	155,496
8.13%, 7/17/35 (a)	172,000	182,191
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC, 10.00%, 1/15/31 (a)	88,000	87,631
		1,140,761
AUTO PARTS & EQUIPMENT - 2.0%
Adient Global Holdings Ltd., 8.25%, 4/15/31 (a)	21,000	21,936
	Shares/ Principal	Fair Value
AUTO PARTS & EQUIPMENT - 2.0% (Continued)
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T-Note + 3.39%), 12/15/54 (b)	$40,000	$40,881
Cooper-Standard Automotive, Inc., 9.25%, 3/1/31 (a)	60,000	60,578
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl
6.13%, 4/15/31 (a)	35,000	34,994
6.38%, 4/15/34 (a)	45,000	44,910
Dorman Products, Inc., 6.25%, 6/15/34 (a)	125,000	126,406
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 5/31/32 (a)	314,000	329,696
Phinia, Inc.
6.75%, 4/15/29 (a)	88,000	90,107
6.63%, 10/15/32 (a)	64,000	65,374
		814,882
BANKS - 2.1%
Canadian Imperial Bank of Commerce, 6.95%, (US 5 Year CMT T-Note + 2.83%), 1/28/85 (b)	301,000	306,767
HSBC Holdings PLC
6.75%, (US 5 Year CMT T-Note + 2.91%), 9/24/74 (b)	104,000	104,886
7.00%, (US 5 Year CMT T-Note + 2.80%), 9/24/74 (b)	104,000	106,672
Intesa Sanpaolo SpA, 8.25%, (US 1 Year CMT T-Note + 4.40%), 11/21/33 (a),(b)	200,000	231,335
Popular, Inc., 7.25%, 3/13/28	122,000	125,707
		875,367
BIOTECHNOLOGY - 0.9%
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32 (a)	85,000	86,626
7.25%, 12/15/33 (a)	290,000	303,071
		389,697
CHEMICALS - 3.4%
Celanese US Holdings LLC
7.33%, 7/15/29	27,000	28,223
7.55%, 11/15/30	34,000	36,041
7.00%, 2/15/31	27,000	27,789
7.38%, 7/15/32	34,000	35,755
7.70%, 11/15/33	27,000	28,856
Chemours Co. (The)
8.00%, 1/15/33 (a)	138,000	139,761
7.88%, 3/15/34 (a)	156,000	156,762
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 6/15/28 (a)	219,000	218,412
FMC Corp.
5.65%, 5/18/33	78,000	69,964
6.38%, 5/18/53	43,000	33,800

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
CHEMICALS - 3.4% (Continued)
8.45%, (US 5 Year CMT T-Note + 4.37%), 11/1/55 (b)	$50,000	$36,404
NOVA Chemicals Corp., 9.00%, 2/15/30 (a)	19,000	19,888
Perimeter Holdings LLC, 6.25%, 1/15/34 (a)	86,000	85,856
Rain Carbon, Inc., 12.25%, 9/1/29 (a)	108,000	115,182
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29 (a)	261,000	255,377
Tronox, Inc., 9.13%, 9/30/30 (a)	133,000	133,445
		1,421,515
COAL - 0.1%
Warrior Met Coal, Inc., 7.88%, 12/1/28 (a)	36,000	36,449
COMMERCIAL SERVICES - 1.6%
Adt Security Corp. (The), 5.88%, 10/15/33 (a)	70,000	68,762
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.38%, 6/15/32 (a)	23,000	23,172
Belron UK Finance PLC, 5.75%, 10/15/29 (a)	157,000	157,722
Cimpress PLC, 7.38%, 9/15/32 (a)	130,000	131,301
Composecure Holdings LLC, 5.63%, 2/1/33 (a)	35,000	34,165
CoreCivic, Inc., 8.25%, 4/15/29	3,000	3,125
Deluxe Corp., 8.13%, 9/15/29 (a)	60,000	62,121
EquipmentShare.Com, Inc., 7.13%, 7/1/34 (a)	40,000	39,395
Graham Holdings Co., 5.63%, 12/1/33 (a)	65,000	64,466
United Rentals North America, Inc., 5.38%, 11/15/33 (a)	51,000	50,284
VT Topco, Inc., 8.50%, 8/15/30 (a)	27,000	27,395
		661,908
COMPUTERS - 2.4%
CACI International, Inc., 6.38%, 6/15/33 (a)	236,000	239,356
Diebold Nixdorf, Inc., 7.75%, 3/31/30 (a)	83,000	86,444
Insight Enterprises, Inc., 6.63%, 5/15/32 (a)	37,000	37,618
NCR Atleos Corp., 9.50%, 4/1/29 (a)	148,000	157,689
Pitney Bowes, Inc., 7.25%, 3/15/29 (a)	46,000	46,563
Seagate Data Storage Technology Pte Ltd.
8.25%, 12/15/29 (a)	29,000	30,328
5.88%, 7/15/30	70,000	71,243
9.63%, 12/1/32 (a)	215,000	237,082
Unisys Corp., 10.63%, 1/15/31 (a)	82,000	77,014
		983,337
DISTRIBUTION & WHOLESALE - 0.2%
ADI Escrow Issuer LLC, 7.13%, 7/15/34 (a)	20,000	20,366
Windsor Holdings III LLC, 8.50%, 6/15/30 (a)	45,000	46,832
		67,198
DIVERSIFIED FINANCIAL SERVICES - 9.7%
Ally Financial, Inc.
6.65%, (US 5 Year CMT T-Note + 2.45%), 1/17/40 (b)	32,000	31,698
7.10%, (US 5 Year CMT T-Note + 3.15%), 8/15/74 (b)	97,000	98,314
	Shares/ Principal	Fair Value
DIVERSIFIED FINANCIAL SERVICES - 9.7% (Continued)
Atlanticus Holdings Corp., 9.75%, 9/1/30 (a)	$124,000	$125,510
Bread Financial Holdings, Inc. 6.75%, 5/15/31 (a)	60,000	61,354
8.38%, (US 5 Year CMT T-Note + 4.30%), 6/15/35 (a),(b)	71,000	74,111
Coinbase Global, Inc., 3.38%, 10/1/28 (a)	362,000	343,676
Credit Acceptance Corp.
9.25%, 12/15/28 (a)	96,000	99,962
6.63%, 3/15/30 (a)	39,000	39,059
Encore Capital Group, Inc.
8.50%, 5/15/30 (a)	160,000	169,925
6.63%, 4/15/31 (a)	170,000	171,955
Enova International, Inc.
11.25%, 12/15/28 (a)	157,000	165,437
9.13%, 8/1/29 (a)	147,000	153,846
EZCORP, Inc., 7.38%, 4/1/32 (a)	87,000	91,196
Freedom Mortgage Holdings LLC
9.25%, 2/1/29 (a)	96,000	99,205
9.13%, 5/15/31 (a)	50,000	51,697
GGAM Finance Ltd., 8.00%, 6/15/28 (a)	28,000	28,969
Jane Street Group / JSG Finance, Inc.
7.13%, 4/30/31 (a)	42,000	43,423
6.75%, 5/1/33 (a)	90,000	92,440
Onemain Finance Corp., 6.75%, 9/15/33	40,000	39,598
OneMain Finance Corp.
6.63%, 5/15/29	87,000	88,707
7.88%, 3/15/30	129,000	134,308
7.50%, 5/15/31	187,000	193,236
7.13%, 11/15/31	64,000	65,118
7.13%, 9/15/32	64,000	65,080
Osaic Holdings, Inc., 6.75%, 8/1/32 (a)	55,000	55,089
Pennymac Financial Services, Inc., 6.88%, 5/15/32 (a)	19,000	18,591
PennyMac Financial Services, Inc., 7.88%, 12/15/29 (a)	20,000	20,799
Rocket Cos., Inc.
6.50%, 8/1/29 (a)	70,000	71,449
6.13%, 8/1/30 (a)	109,000	110,882
6.13%, 8/1/31 (a)	20,000	20,429
7.13%, 2/1/32 (a)	166,000	172,312
6.50%, 6/15/34 (a)	15,000	15,380
SLM Corp., 6.50%, 1/31/30	34,000	34,457
Stonex Escrow Issuer LLC, 6.88%, 7/15/32 (a)	45,000	46,280
StoneX Group, Inc., 7.88%, 3/1/31 (a)	220,000	230,992
Synchrony Financial, 7.25%, 2/2/33	295,000	307,823
Velocity Commercial Capital LLC, 9.38%, 2/15/31 (a)	45,000	46,632
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 6/15/31 (a)	209,000	218,600
WS Escrow LLC, 7.75%, 6/1/33 (a)	134,000	137,621
		4,035,160

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
ELECTRIC - 2.3%
AES Corp. (The)
7.60%, (US 5 Year CMT T-Note + 3.20%), 1/15/55 (b)	$43,000	$44,033
6.95%, (US 5 Year CMT T-Note + 2.89%), 7/15/55 (b)	45,000	44,430
Alpha Generation LLC, 6.25%, 1/15/34 (a)	31,000	30,501
Edison International
8.13%, (US 5 Year CMT T-Note + 3.86%), 6/15/53 (b)	66,000	67,821
7.88%, (US 5 Year CMT T-Note + 3.66%), 6/15/54 (b)	64,000	65,829
Electricite de France SA, 9.13%, (US 5 Year CMT T-Note + 5.41%), 12/15/74 (a),(b)	93,000	107,999
PG&E Corp.
5.00%, 7/1/28	43,000	42,756
5.25%, 7/1/30	51,000	50,236
Southern Co. (The), 6.00%, (US 5 Year CMT T-Note + 1.99%), 4/1/58 (b)	180,000	180,437
Talen Energy Supply LLC
6.25%, 2/1/34 (a)	135,000	134,321
6.50%, 2/1/36 (a)	169,000	170,396
Vistra Operations Co. LLC, 7.75%, 10/15/31 (a)	1,000	1,046
		939,805
ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
WESCO Distribution, Inc., 6.38%, 3/15/33 (a)	25,000	25,648
ENGINEERING & CONSTRUCTION - 1.6%
Granite Construction, Inc., 6.38%, 6/15/34 (a)	187,000	190,151
HTA Group Ltd., 7.50%, 6/4/29 (a)	330,000	337,954
Tutor Perini Corp., 6.63%, 7/15/33 (a)	135,000	135,844
		663,949
ENTERTAINMENT - 1.2%
Caesars Entertainment, Inc.
7.00%, 2/15/30 (a)	244,000	245,464
6.50%, 2/15/32 (a)	70,000	68,354
Churchill Downs, Inc., 6.75%, 5/1/31 (a)	48,000	48,832
Light & Wonder International, Inc., 7.50%, 9/1/31 (a)	85,000	88,105
Resorts World Las Vegas LLC / RWLV Capital, Inc., 8.45%, 7/27/30 (a)	65,000	64,182
		514,937
FOOD - 1.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 3/31/34 (a)	100,000	95,222
Post Holdings, Inc.
6.38%, 3/1/33 (a)	268,000	265,966
6.50%, 3/15/36 (a)	44,000	43,533
	Shares/ Principal	Fair Value
FOOD - 1.8% (Continued)
US Foods, Inc.
6.88%, 9/15/28 (a)	$60,000	$61,309
7.25%, 1/15/32 (a)	130,000	134,905
5.75%, 4/15/33 (a)	167,000	167,278
		768,213
GAS - 0.5%
AltaGas Ltd., 7.20%, (US 5 Year CMT T-Note + 3.57%), 10/15/54 (a),(b)	107,000	112,149
AmeriGas Partners LP / AmeriGas Finance Corp.
9.38%, 6/1/28 (a)	43,000	43,971
9.50%, 6/1/30 (a)	65,000	69,747
		225,867
HEALTHCARE-PRODUCTS - 0.0%†
DENTSPLY Sirona, Inc., 8.38%, (US 5 Year CMT T-Note + 4.38%), 9/12/55 (b)	5,000	5,003
HEALTHCARE-SERVICES - 1.4%
DaVita, Inc., 6.88%, 9/1/32 (a)	91,000	93,849
Encompass Health Corp., 5.88%, 6/1/34 (a)	30,000	29,923
Fortrea Holdings, Inc., 7.50%, 7/1/30 (a)	48,000	48,673
Select Medical Corp., 6.25%, 12/1/32 (a)	181,000	175,831
Sotera Health Holdings LLC, 7.38%, 6/1/31 (a)	100,000	103,439
Tenet Healthcare Corp.
6.13%, 6/15/30	95,000	95,696
5.50%, 11/15/32 (a)	55,000	54,685
		602,096
HOME BUILDERS - 0.1%
Installed Building Products, Inc., 5.63%, 2/1/34 (a)	30,000	29,537
Thor Industries, Inc., 4.00%, 10/15/29 (a)	17,000	16,138
		45,675
HOME FURNISHINGS - 0.5%
Whirlpool Corp.
6.13%, 6/15/30	53,000	48,982
7.50%, 7/1/31 (a)	5,000	5,064
5.50%, 3/1/33	16,000	12,563
6.50%, 6/15/33	78,000	67,597
7.88%, 7/1/34 (a)	10,000	10,054
5.15%, 3/1/43	16,000	9,997
4.50%, 6/1/46	31,000	18,444
4.60%, 5/15/50	33,000	19,697
		192,398
INSURANCE - 1.2%
Acrisure LLC / Acrisure Finance, Inc.
7.50%, 11/6/30 (a)	36,000	34,115
6.75%, 7/1/32 (a)	17,000	15,278
American National Group, Inc., 7.00%, (US 5 Year CMT T-Note + 3.18%), 12/1/55 (b)	43,000	41,989

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
INSURANCE - 1.2% (Continued)
Assurant, Inc., 7.00%, (3 Month US Libor + 4.14%), 3/27/48 (b)	$98,000	$99,816
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31 (a)	153,000	153,668
Hub International Ltd., 7.25%, 6/15/30 (a)	47,000	48,230
Panther Escrow Issuer LLC, 7.13%, 6/1/31 (a)	109,000	108,507
		501,603
INTERNET - 3.7%
Gen Digital, Inc.
7.13%, 9/30/30 (a)	56,000	56,961
6.25%, 4/1/33 (a)	98,000	96,587
Getty Images, Inc.
11.25%, 2/21/30 (a)	29,787	24,545
10.50%, 11/15/30 (a)	23,000	19,175
Match Group Holdings II LLC
5.63%, 2/15/29 (a)	73,000	72,771
6.13%, 9/15/33 (a)	233,000	230,264
Rakuten Group, Inc.
11.25%, 2/15/27 (a)	175,000	180,802
9.75%, 4/15/29 (a)	222,000	241,225
Snap, Inc., 6.88%, 3/1/33 (a)	245,000	238,801
Wayfair LLC
7.25%, 10/31/29 (a)	253,000	261,105
7.75%, 9/15/30 (a)	115,000	120,871
		1,543,107
INVESTMENT COMPANIES - 1.2%
HA Sustainable Infrastructure Capital, Inc., 7.13%, (US 5 Year CMT T-Note + 3.48%), 11/15/56 (b)	150,000	152,274
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
9.75%, 1/15/29	176,000	172,540
10.00%, 11/15/29 (a)	188,000	185,407
		510,221
IRON & STEEL - 1.9%
Algoma Steel, Inc., 9.13%, 4/15/29 (a)	20,000	18,699
Champion Iron Canada, Inc., 7.88%, 7/15/32 (a)	32,000	33,119
Commercial Metals Co.
5.75%, 11/15/33 (a)	30,000	29,821
6.00%, 12/15/35 (a)	192,000	191,537
FMG Resources August 2006 Pty Ltd., 6.13%, 4/15/32 (a)	246,000	253,011
Mineral Resources Ltd.
8.50%, 5/1/30 (a)	41,000	42,332
7.00%, 4/1/31 (a)	133,000	137,775
6.00%, 5/1/32 (a)	40,000	39,579
6.25%, 5/1/34 (a)	40,000	39,394
		785,267
	Shares/ Principal	Fair Value
LEISURE TIME - 1.0%
Acushnet Co., 5.63%, 12/1/33 (a)	$38,000	$37,792
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/32 (a)	24,000	20,241
Life Time, Inc., 6.00%, 11/15/31 (a)	64,000	64,989
Lindblad Expeditions LLC, 7.00%, 9/15/30 (a)	20,000	20,679
Patrick Industries, Inc., 6.38%, 11/1/32 (a)	38,000	37,841
Sabre Financial Borrower LLC, 11.13%, 6/15/29 (a)	78,000	82,462
Sabre GLBL, Inc.
10.75%, 11/15/29 (a)	18,000	17,295
11.13%, 7/15/30 (a)	45,000	43,080
Viking Cruises Ltd., 5.88%, 10/15/33 (a)	83,000	83,173
		407,552
LODGING - 1.2%
Genting New York LLC / GENNY Capital, Inc., 7.25%, 10/1/29 (a)	177,000	182,131
Hilton Domestic Operating Co., Inc., 6.13%, 4/1/32 (a)	169,000	171,255
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32 (a)	35,000	35,521
MGM Resorts International, 6.13%, 9/15/29	31,000	31,289
Wynn Macau Ltd., 6.75%, 2/15/34 (a)	63,000	62,711
		482,907
MACHINERY-CONSTRUCTION & MINING - 0.2%
Manitowoc Co., Inc. (The), 9.25%, 10/1/31 (a)	49,000	52,677
Solaris Energy Infrastructure LLC, 6.38%, 5/15/31 (a)	40,000	40,484
		93,161
MACHINERY-DIVERSIFIED - 0.0%†
Esab Corp., 6.25%, 4/15/29 (a)	11,000	11,151
MEDIA - 7.8%
AMC Networks, Inc., 10.50%, 7/15/32 (a)	152,000	156,238
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 6/1/29 (a)	50,000	48,886
4.75%, 3/1/30 (a)	100,000	94,830
7.38%, 3/1/31 (a)	307,000	307,747
4.50%, 5/1/32	15,000	13,286
7.00%, 2/1/33 (a)	55,000	54,038
7.38%, 2/1/36 (a)	70,000	68,646
Directv Financing LLC, 8.88%, 2/1/30 (a)	45,000	45,800
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 2/15/31 (a)	89,000	92,346
Discovery Communications LLC, 5.00%, 9/20/37	95,000	74,575
Discovery Global Holdings, Inc.
4.05%, 3/15/29	69,000	68,315
4.28%, 3/15/32	267,000	239,592
5.05%, 3/15/42	254,000	186,073

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
MEDIA - 7.8% (Continued)
5.14%, 3/15/52	$104,000	$69,680
Dotdash Meredith, Inc., 7.63%, 6/15/32 (a)	64,000	60,706
Echostar Corp., 10.75%, 11/30/29	200,000	216,057
Gray Media, Inc., 10.50%, 7/15/29 (a)	19,000	20,057
Nexstar Media, Inc.
4.75%, 11/1/28 (a)	200,000	195,912
6.50%, 9/15/33 (a)	177,000	176,956
7.25%, 4/15/34 (a)	95,000	94,692
Paramount Global
7.88%, 7/30/30	233,000	244,789
6.88%, 4/30/36	157,000	147,497
4.38%, 3/15/43	58,000	37,566
5.85%, 9/1/43	95,000	71,405
4.90%, 8/15/44	28,000	18,497
Sinclair Television Group, Inc., 8.13%, 2/15/33 (a)	63,000	64,851
Sirius XM Radio LLC, 5.88%, 4/15/32 (a)	34,000	33,601
Sirius XM Radio, Inc. 5.50%, 7/1/29 (a)	45,000	44,898
4.13%, 7/1/30 (a)	103,000	96,942
Univision Communications, Inc., 8.88%, 4/15/33 (a)	30,000	29,532
Versant Media Group, Inc., 7.25%, 1/30/31 (a)	174,000	180,019
		3,254,029
METAL FABRICATE & HARDWARE - 0.8%
Advanced Drainage Systems, Inc., 5.38%, 3/1/34 (a)	25,000	24,428
Vallourec SACA, 7.50%, 4/15/32 (a)	290,000	303,097
		327,525
MINING - 2.4%
Century Aluminum Co., 6.88%, 8/1/32 (a)	183,000	188,105
Coeur Mining, Inc., 6.88%, 4/1/32 (a)	81,000	83,025
Eldorado Gold Corp., 6.25%, 9/1/29 (a)	199,000	198,620
Novelis Corp., 6.88%, 1/30/30 (a)	165,000	169,189
Perenti Finance Pty Ltd., 7.50%, 4/26/29 (a)	120,000	123,578
PLS Group Ltd., 6.88%, 5/1/31 (a)	25,000	25,631
Taseko Mines Ltd., 8.25%, 5/1/30 (a)	186,000	194,128
		982,276
MISCELLANEOUS MANUFACTURING - 0.4%
EnPro, Inc., 6.13%, 6/1/33 (a)	174,000	176,279
OIL & GAS - 8.4%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/1/29 (a)	125,000	129,999
BKV Upstream Midstream LLC, 7.50%, 10/15/30 (a)	192,000	192,689
California Resources Corp.
7.00%, 1/15/34 (a)	84,000	83,080
7.25%, 1/15/35 (a)	65,000	64,543
	Shares/ Principal	Fair Value
OIL & GAS - 8.4% (Continued)
Chord Energy Corp.
6.00%, 10/1/30 (a)	$40,000	$40,169
6.75%, 3/15/33 (a)	256,000	259,905
CNX Resources Corp.
7.38%, 1/15/31 (a)	43,000	44,003
7.25%, 3/1/32 (a)	144,000	148,375
CVR Energy, Inc.
7.50%, 2/15/31 (a)	35,000	34,837
7.88%, 2/15/34 (a)	50,000	49,456
EnQuest PLC, 9.88%, 4/30/31 (a)	160,000	163,445
Gulfport Energy Operating Corp., 6.75%, 9/1/29 (a)	273,000	278,466
Infinity Natural Resources LLC, 7.63%, 4/1/31 (a)	2,000	1,986
Ithaca Energy North Sea PLC, 8.13%, 10/15/29 (a)	200,000	206,945
Karoon USA Finance, Inc., 10.50%, 5/14/29 (a)	76,000	78,129
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/1/32 (a)	225,000	229,158
Murphy Oil Corp., 6.50%, 2/15/34	127,000	125,878
Nabors Industries, Inc.
9.13%, 1/31/30 (a)	19,000	19,856
7.63%, 11/15/32 (a)	45,000	46,037
Noble Finance II LLC
8.00%, 4/15/30 (a)	212,000	219,554
6.25%, 6/15/34 (a)	115,000	112,620
Par Petroleum LLC, 7.38%, 6/1/34 (a)	40,000	40,480
PBF Holding Co. LLC / PBF Finance Corp.
9.88%, 3/15/30 (a)	37,000	39,560
7.88%, 9/15/30 (a)	105,000	107,003
Seadrill Finance Ltd., 8.38%, 8/1/30 (a)	65,000	67,940
Sunoco LP, 7.00%, 5/1/29 (a)	25,000	25,687
Talos Production, Inc.
9.00%, 2/1/29 (a)	53,000	55,222
9.38%, 2/1/31 (a)	182,000	191,153
Valaris Ltd., 8.38%, 4/30/30 (a)	269,000	279,333
Vermilion Energy, Inc., 7.25%, 2/15/33 (a)	146,000	143,163
		3,478,671
OIL & GAS SERVICES - 1.9%
Archrock Services LP / Archrock Partners Finance Corp., 6.00%, 2/1/34 (a)	40,000	39,754
Bristow Group, Inc., 6.75%, 2/1/33 (a)	130,000	130,427
Enerflex, Inc., 6.88%, 1/15/31 (a)	35,000	35,833
Kodiak Gas Services LLC
5.88%, 4/1/31 (a)	30,000	30,051
6.50%, 10/1/33 (a)	15,000	15,204
6.75%, 10/1/35 (a)	15,000	15,394
Tidewater, Inc., 9.13%, 7/15/30 (a)	203,000	217,458

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
OIL & GAS SERVICES - 1.9% (Continued)
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 3/15/29 (a)	$62,000	$63,508
Viridien, 10.00%, 10/15/30 (a)	170,000	180,382
Weatherford International Ltd., 6.75%, 10/15/33 (a)	65,000	66,295
		794,306
PACKAGING & CONTAINERS - 0.2%
Ardagh Group SA, 9.50%, 12/1/30 (a)	69,000	73,758
PHARMACEUTICALS - 2.0%
Amneal Pharmaceuticals LLC, 6.88%, 8/1/32 (a)	237,000	246,105
CVS Health Corp.
6.75%, (US 5 Year CMT T-Note + 2.52%), 12/10/54 (b)	142,000	147,934
7.00%, (US 5 Year CMT T-Note + 2.89%), 3/10/55 (b)	150,000	155,739
Harrow, Inc., 8.63%, 9/15/30 (a)	94,000	95,257
HLF Financing Sarl LLC / Herbalife International, Inc., 7.75%, 5/1/33 (a)	110,000	111,502
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 7.88%, 5/15/34 (a)	55,000	58,882
		815,419
PIPELINES - 3.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 10/15/33 (a)	21,000	20,800
5.75%, 7/1/34 (a)	45,000	44,438
CNX Midstream Partners LP, 4.75%, 4/15/30 (a)	68,000	64,826
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.63%, 3/15/29 (a)	141,000	146,498
7.38%, 6/30/33 (a)	50,000	50,936
6.88%, 6/1/34 (a)	40,000	39,809
Energy Transfer LP
8.00%, (US 5 Year CMT T-Note + 4.02%), 5/15/54 (b)	48,000	50,932
7.13%, (US 5 Year CMT T-Note + 2.83%), 10/1/54 (b)	82,000	84,374
6.50%, (US 5 Year CMT T-Note + 2.68%), 2/15/56 (b)	67,000	67,562
6.75%, (US 5 Year CMT T-Note + 2.48%), 2/15/56 (b)	66,000	67,427
Global Partners LP / GLP Finance Corp., 8.25%, 1/15/32 (a)	87,000	91,117
Golar LNG Ltd., 7.50%, 10/2/30 (a)	172,000	174,902
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 2/15/29 (a)	63,000	65,132
8.38%, 2/15/32 (a)	213,000	221,744
	Shares/ Principal	Fair Value
PIPELINES - 3.8% (Continued)
Prairie Acquiror LP, 9.00%, 8/1/29 (a)	$35,000	$36,354
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, (US 5 Year CMT T-Note + 3.67%), 3/1/55 (b)	46,000	49,128
7.63%, (US 5 Year CMT T-Note + 3.95%), 3/1/55 (b)	47,000	49,198
Venture Global LNG, Inc.
9.50%, 2/1/29 (a)	112,000	120,652
9.88%, 2/1/32 (a)	127,000	135,580
		1,581,409
REAL ESTATE - 1.2%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp., 7.00%, 4/15/30 (a)	106,000	106,836
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 9.75%, 4/15/30 (a)	144,000	154,808
Cushman & Wakefield US Borrower LLC, 8.88%, 9/1/31 (a)	99,000	103,628
Five Point Operating Co. LP, 8.00%, 10/1/30 (a)	110,000	112,615
Howard Hughes Corp. (The), 4.13%, 2/1/29 (a)	9,000	8,696
		486,583
REITS - 4.6%
Blackstone Mortgage Trust, Inc.
7.75%, 12/1/29 (a)	208,000	215,567
6.25%, 6/1/31 (a)	115,000	111,247
Diversified Healthcare Trust
7.25%, 10/15/30 (a)	15,000	15,440
4.38%, 3/1/31	134,000	122,664
EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman NON-MTM, 7.38%, 9/30/30 (a)	44,000	43,783
Iron Mountain, Inc.
5.25%, 3/15/28 (a)	35,000	34,956
5.63%, 7/15/32 (a)	86,000	85,004
6.25%, 1/15/33 (a)	191,000	192,848
6.25%, 1/15/35 (a)	75,000	75,322
Millrose Properties, Inc.
6.38%, 8/1/30 (a)	128,000	129,735
6.25%, 9/15/32 (a)	149,000	150,305
RHP Hotel Properties LP / RHP Finance Corp., 5.75%, 3/15/34 (a)	20,000	19,814
Rithm Capital Corp.
8.00%, 4/1/29 (a)	227,000	227,923
8.00%, 7/15/30 (a)	43,000	42,893
Service Properties Trust, 8.88%, 6/15/32	133,000	136,968
Starwood Property Trust, Inc.
7.25%, 4/1/29 (a)	132,000	136,302
6.00%, 4/15/30 (a)	49,000	49,180

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
REITS - 4.6% (Continued)
6.50%, 7/1/30 (a)	$61,000	$62,295
6.50%, 10/15/30 (a)	50,000	51,133
6.13%, 6/1/31 (a)	5,000	5,026
		1,908,405
RETAIL - 4.1%
Academy Ltd., 5.88%, 5/15/31 (a)	40,000	40,028
Advance Auto Parts, Inc.
7.00%, 8/1/30 (a)	21,000	21,536
7.38%, 8/1/33 (a)	21,000	21,766
Carvana Co.
9.00% Cash, 6/1/30 (a),(c)	163,000	168,509
9.00% Cash, 6/1/31 (a),(c)	47,490	52,468
FirstCash, Inc.
5.63%, 1/1/30 (a)	21,000	20,879
6.88%, 3/1/32 (a)	226,000	232,251
6.13%, 5/1/34 (a)	115,000	114,470
Gap, Inc. (The), 3.63%, 10/1/29 (a)	130,000	122,494
Kohl's Corp.
10.00%, 6/1/30 (a)	43,000	46,514
5.13%, 5/1/31	24,000	21,422
Macy's Retail Holdings LLC, 7.38%, 8/1/33 (a)	182,000	191,085
Murphy Oil USA, Inc., 5.88%, 6/1/34 (a)	170,000	170,543
Nordstrom, Inc.
4.00%, 3/15/27	21,000	20,790
4.38%, 4/1/30	93,000	89,515
4.25%, 8/1/31	24,000	22,541
5.00%, 1/15/44	91,000	64,220
QXO Building Products, Inc.
6.50%, 7/15/31 (a)	10,000	10,193
6.75%, 4/30/32 (a)	240,000	247,834
6.88%, 7/15/34 (a)	15,000	15,413
		1,694,471
SEMICONDUCTORS - 0.6%
Amkor Technology, Inc., 5.88%, 10/1/33 (a)	85,000	85,265
Kioxia Holdings Corp.
6.25%, 7/24/30 (a)	60,000	61,919
6.63%, 7/24/33 (a)	95,000	99,444
		246,628
SOFTWARE - 2.6%
Cloud Software Group, Inc., 8.25%, 6/30/32 (a)	138,000	129,504
Coreweave, Inc., 9.75%, 10/1/31 (a)	75,000	74,930
CoreWeave, Inc.
9.25%, 6/1/30 (a)	257,000	258,973
9.00%, 2/1/31 (a)	53,000	52,338
9.63%, 7/15/32 (a)	40,000	39,455
Elastic NV, 4.13%, 7/15/29 (a)	111,000	105,901
Fair Isaac Corp., 6.25%, 9/15/34 (a)	210,000	206,851
Open Text Holdings, Inc., 4.13%, 2/15/30 (a)	38,000	34,807
Pagaya US Holdings Co. LLC, 8.88%, 8/1/30 (a)	36,000	30,866
	Shares/ Principal	Fair Value
SOFTWARE - 2.6% (Continued)
SS&C Technologies, Inc., 6.50%, 6/1/32 (a)	$55,000	$55,470
UKG, Inc., 6.88%, 2/1/31 (a)	101,000	98,113
		1,087,208
TELECOMMUNICATIONS - 7.6%
APLD ComputeCo 2 LLC, 6.75%, 3/15/31 (a)	68,000	68,245
APLD ComputeCo 3 LLC, 7.00%, 6/15/31 (a)	35,000	34,971
APLD ComputeCo LLC, 9.25%, 12/15/30 (a)	363,000	391,743
Bell Telephone Co. of Canada Or Bell Canada
6.88%, (US 5 Year CMT T-Note + 2.39%), 9/15/55 (b)	50,000	51,108
7.00%, (US 5 Year CMT T-Note + 2.36%), 9/15/55 (b)	99,000	102,303
Connect Finco Sarl / Connect US Finco LLC, 9.00%, 9/15/29 (a)	360,000	378,818
Core Scientific Finance I LLC, 7.75%, 5/15/31 (a)	100,000	101,412
Elk Grove Village Property LLC, 7.50%, 6/15/31 (a)	35,000	35,284
Flash Compute LLC, 7.25%, 12/31/30 (a)	55,000	56,596
Level 3 Financing, Inc.
6.88%, 6/30/33 (a)	274,728	282,253
7.50%, 2/15/37 (a)	20,000	20,516
Meridian Arc Holdco LLC, 6.25%, 4/30/31 (a)	40,000	40,097
Millicom International Cellular SA
6.25%, 3/25/29 (a)	135,000	135,522
7.38%, 4/2/32 (a)	175,000	180,719
PR RNO Property Owner 1 LLC, 6.50%, 5/1/31 (a)	125,000	124,900
RD Michigan Property Owner I LLC, 7.50%, 3/30/45 (a)	70,000	69,821
Rogers Communications, Inc.
7.00%, (US 5 Year CMT T-Note + 2.65%), 4/15/55 (b)	41,000	41,995
7.13%, (US 5 Year CMT T-Note + 2.62%), 4/15/55 (b)	40,000	41,108
Telecom Italia Capital SA
6.38%, 11/15/33	34,000	35,563
6.00%, 9/30/34	22,000	22,471
7.20%, 7/18/36	82,000	89,675
7.72%, 6/4/38	186,000	213,588
TELUS Corp.
7.00%, (US 5 Year CMT T-Note + 2.71%), 10/15/55 (b)	41,000	42,398
6.63%, (US 5 Year CMT T-Note + 2.52%), 6/9/56 (b)	43,000	42,894
Uniti Services LLC, 7.50%, 10/15/33 (a)	54,000	56,828
Viasat, Inc., 5.63%, 4/15/27 (a)	22,000	21,979
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/1/31 (a)	79,000	83,313
WULF Compute LLC, 7.75%, 10/15/30 (a)	151,000	158,602
Zegona Finance PLC, 8.63%, 7/15/29 (a)	228,000	238,102
		3,162,824

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
TRANSPORTATION - 0.8%
Danaos Corp., 6.88%, 10/15/32 (a)	$175,000	$180,828
RXO, Inc., 6.38%, 5/15/31 (a)	136,000	137,842
		318,670
TRUCKING & LEASING - 0.8%
Fortress Transportation and Infrastructure Investors LLC
7.88%, 12/1/30 (a)	125,000	130,606
7.00%, 6/15/32 (a)	105,000	108,445
FTAI Aviation Investors LLC, 7.00%, 5/1/31 (a)	85,000	88,043
		327,094
TOTAL CORPORATE BONDS AND NOTES (Cost - $40,218,988)		40,909,363
SHORT-TERM INVESTMENTS - 0.4%
MONEY MARKET FUNDS - 0.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53% (d) (Cost - $184,001)	184,001	184,001
TOTAL SHORT-TERM INVESTMENTS (Cost - $184,001)		184,001
TOTAL INVESTMENTS - 98.8% (Cost - $40,402,989)		$41,093,364
OTHER ASSETS LESS LIABILITIES - NET 1.2%		493,269
TOTAL NET ASSETS - 100.0%		$41,586,633

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2026, these securities amounted to $34,025,535 or 81.8% of net assets.

(b)  Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

(c)  PIK - Pay-in-kind security.

(d)  The rate shown is the annualized seven-day yield at period end.

CMT - Treasury Constant Maturity Rate

Libor - London Interbank Offer Rate

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited)

June 30, 2026

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 35.6%
AEROSPACE & DEFENSE - 0.8%
Boeing Co. (The)
3.45%, 11/1/28	$100,000	$97,396
5.15%, 5/1/30	66,000	66,822
6.53%, 5/1/34	63,000	68,615
6.86%, 5/1/54	94,000	106,056
Howmet Aerospace, Inc., 4.85%, 10/15/31	46,000	46,193
Northrop Grumman Corp., 4.75%, 6/1/43	25,000	22,863
RTX Corp., 4.05%, 5/4/47	50,000	40,366
		448,311
AGRICULTURE - 0.4%
BAT Capital Corp.
2.26%, 3/25/28	75,000	72,175
6.00%, 2/20/34	157,000	165,788
		237,963
AUTO MANUFACTURERS - 0.3%
General Motors Financial Co., Inc., 2.35%, 1/8/31	125,000	111,877
Hyundai Capital America, 5.40%, 6/24/31 (a)	50,000	50,753
		162,630
BANKS - 7.5%
Banco Santander SA, 5.57%, 1/17/30	200,000	205,123
Bank of America Corp.
3.42%, (3 Month Term SOFR + 1.30%), 12/20/28 (b)	108,000	106,217
4.27%, (3 Month Term SOFR + 1.57%), 7/23/29 (b)	125,000	124,049
2.59%, (SOFR + 2.15%), 4/29/31 (b)	75,000	69,251
1.90%, (SOFR + 1.53%), 7/23/31 (b)	100,000	89,252
2.65%, (SOFR + 1.22%), 3/11/32 (b)	100,000	90,734
2.97%, (SOFR + 1.33%), 2/4/33 (b)	50,000	45,173
4.57%, (SOFR + 1.83%), 4/27/33 (b)	50,000	49,055
5.51%, (SOFR + 1.31%), 1/24/36 (b)	25,000	25,565
2.48%, (US 5 Year CMT T-Note + 1.20%), 9/21/36 (b)	75,000	65,451
5.05%, (SOFR + 1.13%), 2/6/37 (b)	225,000	221,979
5.49%, (SOFR + 1.57%), 4/23/37 (b)	145,000	144,613
Barclays PLC, 5.79%, (SOFR + 1.59%), 2/25/36 (b)	200,000	204,055
Canadian Imperial Bank of Commerce, 5.25%, (SOFR + 1.11%), 1/13/31 (b)	100,000	101,574
Citigroup, Inc.
4.45%, 9/29/27	125,000	124,819
3.67%, (3 Month Term SOFR + 1.65%), 7/24/28 (b)	50,000	49,566
2.98%, (SOFR + 1.42%), 11/5/30 (b)	100,000	94,469
3.06%, (SOFR + 1.35%), 1/25/33 (b)	50,000	45,335
6.02%, (SOFR + 1.83%), 1/24/36 (b)	60,000	61,899
	Shares/ Principal	Fair Value
BANKS - 7.5% (Continued)
First Horizon Corp., 5.51%, (SOFR + 1.77%), 3/7/31 (b)	$55,000	$55,725
JPMorgan Chase & Co.
3.51%, (3 Month Term SOFR + 1.21%), 1/23/29 (b)	125,000	122,960
2.96%, (3 Month Term SOFR + 2.52%), 5/13/31 (b)	25,000	23,361
4.35%, (SOFR + 0.84%), 1/22/32 (b)	90,000	88,240
2.96%, (SOFR + 1.26%), 1/25/33 (b)	50,000	45,304
5.57%, (SOFR + 1.68%), 4/22/36 (b)	145,000	149,249
4.90%, (SOFR + 1.07%), 1/22/37 (b)	120,000	117,040
5.19%, (SOFR + 1.30%), 2/5/37 (b)	75,000	73,874
M&T Bank Corp., 5.05%, (SOFR + 1.85%), 1/27/34 (b)	90,000	89,341
Morgan Stanley
3.63%, 1/20/27	50,000	49,803
3.95%, 4/23/27	30,000	29,905
5.16%, (SOFR + 1.59%), 4/20/29 (b)	155,000	156,260
4.43%, (3 Month Term SOFR + 1.89%), 1/23/30 (b)	50,000	49,559
2.70%, (SOFR + 1.14%), 1/22/31 (b)	75,000	69,701
1.79%, (SOFR + 1.03%), 2/13/32 (b)	125,000	108,811
5.47%, (SOFR + 1.73%), 1/18/35 (b)	30,000	30,494
5.66%, (SOFR + 1.76%), 4/17/36 (b)	50,000	51,406
Toronto-Dominion Bank (The), 4.46%, 6/8/32	25,000	24,597
US Bancorp
5.78%, (SOFR + 2.02%), 6/12/29 (b)	70,000	71,476
4.97%, (SOFR + 2.11%), 7/22/33 (b)	140,000	138,860
5.85%, (SOFR + 2.09%), 10/21/33 (b)	50,000	52,201
Wells Fargo & Co.
3.00%, 10/23/26	325,000	323,766
4.30%, 7/22/27	100,000	99,932
4.15%, 1/24/29	25,000	24,775
4.90%, (SOFR + 2.10%), 7/25/33 (b)	11,000	10,927
Westpac Banking Corp.
4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34 (b)	75,000	73,102
5.62%, (US 1 Year CMT T-Note + 1.20%), 11/20/35 (b)	114,000	115,116
		4,163,964
BEVERAGES - 1.2%
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 1/15/39	25,000	31,455
5.45%, 1/23/39	35,000	35,661
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34	40,000	41,081
Constellation Brands, Inc.
3.60%, 2/15/28	100,000	98,460
3.15%, 8/1/29	125,000	119,659
2.25%, 8/1/31	50,000	44,165

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
BEVERAGES - 1.2% (Continued)
Keurig Dr Pepper, Inc., 3.80%, 5/1/50	$19,000	$13,665
Pernod Ricard International Finance LLC, 1.63%, 4/1/31 (a)	330,000	285,792
		669,938
BIOTECHNOLOGY - 0.6%
Amgen, Inc.
5.25%, 3/2/30	130,000	132,517
5.25%, 3/2/33	84,000	85,575
Royalty Pharma PLC
2.20%, 9/2/30	70,000	63,301
5.40%, 9/2/34	79,000	79,834
		361,227
BUILDING MATERIALS - 0.3%
Carrier Global Corp.
2.70%, 2/15/31	75,000	68,810
5.90%, 3/15/34	101,000	106,644
		175,454
CHEMICALS - 0.0%†
International Flavors & Fragrances, Inc., 1.83%, 10/15/27 (a)	27,000	26,077
COMMERCIAL SERVICES - 0.6%
Cornell University, 4.73%, 6/15/35	130,000	128,203
Global Payments, Inc., 5.55%, 11/15/35	80,000	77,670
Quanta Services, Inc., 5.25%, 8/9/34	68,000	68,878
S&P Global, Inc., 2.95%, 1/22/27	50,000	49,654
		324,405
COMPUTERS - 0.1%
Dell International LLC / EMC Corp., 5.30%, 10/1/29	25,000	25,427
Hewlett Packard Enterprise Co., 5.00%, 10/15/34	57,000	55,893
		81,320
DIVERSIFIED FINANCIAL SERVICES - 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/26	225,000	223,643
5.38%, 12/15/31	150,000	152,768
Ally Financial, Inc., 2.20%, 11/2/28	100,000	94,458
Avolon Holdings Funding Ltd.
6.38%, 5/4/28 (a)	40,000	41,036
5.15%, 1/15/30 (a)	26,000	26,099
Capital One Financial Corp., 6.18%, (SOFR + 2.04%), 1/30/36 (b)	120,000	122,897
Nasdaq, Inc., 3.25%, 4/28/50	25,000	17,004
Synchrony Financial, 4.95%, (SOFR + 1.53%), 2/25/32 (b)	80,000	78,044
		755,949
	Shares/ Principal	Fair Value
ELECTRIC - 1.4%
Ameren Corp., 3.50%, 1/15/31	$25,000	$23,713
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	45,976
Dominion Energy, Inc., 3.38%, 4/1/30	50,000	47,757
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	19,567
Duquesne Light Holdings, Inc., 2.53%, 10/1/30 (a)	100,000	89,634
Entergy Corp., 2.95%, 9/1/26	175,000	174,631
Exelon Corp., 4.05%, 4/15/30	50,000	48,823
FirstEnergy Corp., 2.25%, 9/1/30	50,000	45,025
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	80,000	76,118
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	24,343
2.50%, 2/1/31	50,000	44,869
3.30%, 8/1/40	25,000	18,783
Southern California Edison Co., 4.20%, 3/1/29	100,000	98,507
		757,746
ELECTRONICS - 0.1%
Allegion US Holding Co., Inc., 5.60%, 5/29/34	45,000	46,013
ENGINEERING & CONSTRUCTION - 0.4%
Mexico City Airport Trust, 3.88%, 4/30/28 (a)	200,000	195,131
ENVIRONMENTAL CONTROL - 0.1%
Republic Services, Inc., 4.88%, 4/1/29	50,000	50,485
FOOD - 1.4%
Campbell's Co. (The), 4.75%, 3/23/35	39,000	36,515
J M Smucker Co. (The)
5.90%, 11/15/28	83,000	85,472
6.20%, 11/15/33	47,000	50,183
Mars, Inc.
4.80%, 3/1/30 (a)	150,000	150,548
5.00%, 3/1/32 (a)	125,000	125,991
5.20%, 3/1/35 (a)	200,000	201,090
Sysco Corp., 4.45%, 3/15/48	25,000	20,439
The Campbell's Co., 5.40%, 3/21/34	117,000	115,452
		785,690
GAS - 0.0%†
NiSource, Inc., 3.60%, 5/1/30	25,000	24,011
HEALTHCARE-PRODUCTS - 0.3%
Solventum Corp.
5.40%, 3/1/29	47,000	47,832
5.60%, 3/23/34	60,000	61,488
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	68,251
		177,571

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
HEALTHCARE-SERVICES - 3.2%
Adventist Health System/West
2.95%, 3/1/29	$25,000	$23,725
4.74%, 12/1/30	155,000	153,668
5.76%, 12/1/34	35,000	35,711
Ascension Health, 4.92%, 11/15/35	75,000	74,192
Banner Health, 2.34%, 1/1/30	145,000	134,427
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	44,388
Cigna Group (The)
5.13%, 5/15/31	85,000	86,504
4.80%, 8/15/38	75,000	71,225
CommonSpirit Health
4.35%, 9/1/30	40,000	39,135
4.98%, 9/1/35	65,000	63,145
3.91%, 10/1/50	110,000	82,010
6.46%, 11/1/52	105,000	113,038
Elevance Health, Inc., 4.60%, 9/15/32	150,000	147,367
HCA, Inc.
4.50%, 2/15/27	100,000	99,958
5.45%, 4/1/31	125,000	127,808
Humana, Inc., 5.95%, 3/15/34	20,000	20,731
Laboratory Corp. of America Holdings, 4.80%, 10/1/34	35,000	34,151
PeaceHealth Obligated Group, 4.34%, 11/15/28	55,000	54,553
Rush System for Health Obligated Group, 3.92%, 11/15/29	60,000	58,625
Sutter Health
2.29%, 8/15/30	25,000	22,764
4.09%, 8/15/48	225,000	180,994
UnitedHealth Group, Inc.
5.88%, 2/15/53	50,000	50,504
5.05%, 4/15/53	50,000	45,097
		1,763,720
HOME BUILDERS - 0.1%
Lennar Corp., 4.75%, 11/29/27	45,000	45,080
INSURANCE - 0.8%
Assurant, Inc., 3.70%, 2/22/30	191,000	182,792
Chubb INA Holdings LLC, 6.80%, 11/15/31	49,000	53,479
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	74,615
2.13%, 6/15/30	100,000	90,640
Willis North America, Inc., 2.95%, 9/15/29	50,000	47,372
		448,898
INTERNET - 1.4%
Alphabet, Inc., 4.10%, 11/15/30	250,000	246,084
Expedia Group, Inc.
3.25%, 2/15/30	28,000	26,608
	Shares/ Principal	Fair Value
INTERNET - 1.4% (Continued)
2.95%, 3/15/31	$14,000	$12,886
5.40%, 2/15/35	50,000	49,607
Meta Platforms, Inc.
4.20%, 11/15/30	100,000	98,464
4.88%, 11/15/35	225,000	219,296
Netflix, Inc., 5.88%, 11/15/28	95,000	98,036
Uber Technologies, Inc., 4.50%, 8/15/29 (a)	50,000	49,638
		800,619
INVESTMENT COMPANIES - 0.0%†
Blackstone Secured Lending Fund, 5.88%, 11/15/27	25,000	25,182
LEISURE TIME - 0.2%
Royal Caribbean Cruises Ltd., 5.25%, 2/27/38	90,000	87,328
LODGING - 1.0%
Choice Hotels International, Inc.
3.70%, 1/15/31	94,000	88,734
5.85%, 8/1/34	45,000	45,783
Hyatt Hotels Corp., 5.50%, 6/30/34	147,000	148,918
Marriott International, Inc.
4.90%, 4/15/29	50,000	50,434
4.88%, 5/15/29	39,000	39,324
2.85%, 4/15/31	175,000	160,939
4.50%, 5/1/33	50,000	48,455
		582,587
MACHINERY-CONSTRUCTION & MINING - 0.2%
Vertiv Holdings Co., 4.85%, 3/15/36	100,000	97,277
MACHINERY-DIVERSIFIED - 0.1%
IDEX Corp., 2.63%, 6/15/31	25,000	22,532
Ingersoll Rand, Inc., 5.70%, 8/14/33	45,000	46,846
		69,378
MEDIA - 0.7%
Comcast Corp.
5.30%, 6/1/34	98,000	98,549
3.75%, 4/1/40	25,000	20,032
Space Exploration Technologies Corp.
5.35%, 7/15/31 (a)	125,000	124,774
5.88%, 7/15/36 (a)	125,000	123,560
		366,915
OIL & GAS - 0.3%
Marathon Petroleum Corp., 3.80%, 4/1/28	25,000	24,672
Phillips 66, 3.90%, 3/15/28	150,000	148,328
		173,000

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
PHARMACEUTICALS - 0.5%
Cencora, Inc., 2.70%, 3/15/31	$117,000	$106,733
CVS Health Corp., 4.78%, 3/25/38	160,000	150,301
		257,034
PIPELINES - 1.0%
Energy Transfer LP
5.25%, 4/15/29	100,000	101,371
5.30%, 4/15/47	25,000	22,525
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40	169,782	141,025
MPLX LP
4.80%, 2/15/29	50,000	50,123
2.65%, 8/15/30	125,000	115,137
Targa Resources Corp., 4.20%, 2/1/33	40,000	37,956
Williams Cos., Inc. (The), 5.65%, 3/15/33	75,000	77,298
		545,435
REITS - 2.0%
Agree LP, 4.80%, 10/1/32	35,000	34,621
American Homes 4 Rent LP
4.90%, 2/15/29	50,000	50,162
2.38%, 7/15/31	30,000	26,559
Camden Property Trust, 2.80%, 5/15/30	75,000	70,104
Crown Castle, Inc.
3.65%, 9/1/27	75,000	74,278
3.30%, 7/1/30	204,000	192,364
CubeSmart LP, 2.50%, 2/15/32	15,000	13,229
Essex Portfolio LP, 3.00%, 1/15/30	75,000	70,818
Host Hotels & Resorts LP, 2.90%, 12/15/31	42,000	37,654
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	50,000	47,341
Kilroy Realty LP, 4.75%, 12/15/28	79,000	78,437
Prologis LP, 4.63%, 1/15/33	75,000	74,196
Realty Income Corp., 3.40%, 1/15/30	100,000	95,803
Regency Centers LP, 2.95%, 9/15/29	125,000	118,803
UDR, Inc., 2.10%, 8/1/32	25,000	21,281
WP Carey, Inc.
3.85%, 7/15/29	75,000	73,332
2.40%, 2/1/31	25,000	22,501
		1,101,483
RETAIL - 0.6%
7-Eleven, Inc., 1.30%, 2/10/28 (a)	100,000	94,985
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (a)	50,000	49,567
AutoNation, Inc., 1.95%, 8/1/28	25,000	23,583
Lowe's Cos., Inc., 1.70%, 9/15/28	75,000	70,596
O'reilly Automotive, Inc., 5.10%, 3/12/36	40,000	39,695
Starbucks Corp., 4.00%, 11/15/28	75,000	74,156
		352,582
	Shares/ Principal	Fair Value
SEMICONDUCTORS - 1.0%
Broadcom, Inc.
3.42%, 4/15/33	$150,000	$136,922
3.47%, 4/15/34	40,000	35,966
Intel Corp.
5.20%, 2/10/33	100,000	101,239
5.15%, 2/21/34	28,000	28,023
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 5/1/30	50,000	47,653
2.50%, 5/11/31	125,000	112,252
2.65%, 2/15/32	75,000	66,512
		528,567
SOFTWARE - 3.3%
Constellation Software, Inc., 5.46%, 2/16/34 (a)	41,000	40,252
Electronic Arts, Inc., 2.95%, 2/15/51	54,000	42,046
Fidelity National Information Services, Inc., 4.80%, 3/10/31	100,000	98,962
Fiserv, Inc., 4.20%, 10/1/28	100,000	98,672
Oracle Corp.
2.95%, 4/1/30	25,000	23,023
4.65%, 5/6/30	100,000	98,124
2.88%, 3/25/31	225,000	201,158
5.25%, 2/3/32	90,000	88,796
4.80%, 9/26/32	165,000	157,121
4.90%, 2/6/33	91,000	86,381
5.35%, 5/4/33	80,000	77,859
5.20%, 9/26/35	105,000	98,402
5.70%, 2/4/36	80,000	77,591
3.60%, 4/1/40	25,000	18,267
6.00%, 8/3/55	25,000	21,363
6.70%, 2/4/56	40,000	37,776
Salesforce, Inc.
4.90%, 9/15/31	230,000	229,687
5.55%, 3/15/36	209,000	208,735
Synopsys, Inc., 5.00%, 4/1/32	55,000	55,144
VMware LLC
1.80%, 8/15/28	25,000	23,660
2.20%, 8/15/31	75,000	66,106
		1,849,125
TELECOMMUNICATIONS - 1.9%
AT&T, Inc.
4.90%, 8/15/37	50,000	47,780
4.85%, 3/1/39	85,000	79,080
Beacon Point DC LLC, 6.13%, 11/30/42 (a)	125,000	126,313
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 4/15/36 (a)	245,000	233,144
Rogers Communications, Inc., 3.20%, 3/15/27	215,000	213,017

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
TELECOMMUNICATIONS - 1.9% (Continued)
T-Mobile USA, Inc.
3.75%, 4/15/27	$111,000	$110,438
5.20%, 1/15/33	150,000	151,934
Verizon Communications, Inc.
4.02%, 12/3/29	25,000	24,545
2.55%, 3/21/31	100,000	90,845
		1,077,096
TRANSPORTATION - 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	75,000	74,327
FedEx Corp., 3.40%, 2/15/28	25,000	24,578
Union Pacific Corp., 2.80%, 2/14/32	100,000	91,100
		190,005
TRUCKING & LEASING - 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.25%, 7/1/29 (a)	48,000	48,615
TOTAL CORPORATE BONDS AND NOTES (Cost - $20,362,156)		19,853,811
AGENCY MORTGAGE BACKED SECURITIES - 31.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.3%
Freddie Mac Pool
4.00%, 3/1/50	323,165	307,561
3.00%, 12/1/50	488,780	435,604
2.50%, 9/1/51	663,522	565,480
2.00%, 1/1/52	1,552,224	1,249,346
4.50%, 6/1/52	424,732	412,619
		2,970,610
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.3%
Fannie Mae or Freddie Mac
4.50%, 7/1/41 (c)	1,000,000	988,594
5.50%, 7/1/56 (c)	2,250,000	2,259,492
6.00%, 7/1/56 (c)	1,000,000	1,022,031
Fannie Mae Pool
4.50%, 6/1/31	116,026	116,147
4.50%, 7/1/48	243,000	235,915
5.00%, 11/1/48	166,361	167,361
2.00%, 11/1/50	805,277	649,721
2.50%, 11/1/50	774,353	662,565
2.50%, 3/1/51	60,146	51,327
2.50%, 9/1/51	75,360	64,319
2.50%, 10/1/51	297,545	253,951
2.50%, 11/1/51	173,737	148,277
2.50%, 11/1/51	137,075	117,164
2.50%, 2/1/52	182,184	153,554
5.00%, 11/1/52	751,048	746,162
5.50%, 11/1/52	731,316	744,859
6.00%, 12/1/52	643,991	671,133
		9,052,572
	Shares/ Principal	Fair Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 10.0%
Ginnie Mae
2.00%, 8/20/51 (c)	$328,667	$275,074
6.00%, 7/20/56 (c)	500,000	510,156
Ginnie Mae II Pool
4.50%, 2/20/48	83,870	81,910
4.50%, 5/20/48	88,735	86,898
4.50%, 8/20/48	111,208	108,664
5.00%, 8/20/48	22,380	22,425
4.50%, 9/20/48	391,813	383,698
5.00%, 10/20/48	129,691	130,380
5.00%, 11/20/48	80,233	80,658
5.00%, 12/20/48	42,749	42,829
5.00%, 1/20/49	125,150	125,320
4.00%, 2/20/49	115,301	108,820
4.50%, 3/20/49	3,730	3,653
5.00%, 3/20/49	59,320	58,761
4.00%, 5/20/49	103,253	98,023
4.50%, 10/20/49	88,374	86,546
3.00%, 3/20/50	320,447	285,391
3.00%, 11/20/51	638,841	568,051
2.00%, 12/20/51	830,747	681,392
3.50%, 6/20/52	809,529	743,439
4.50%, 10/20/52	732,847	710,832
5.50%, 5/20/54	386,892	389,649
		5,582,569
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $18,112,199)		17,605,751
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 22.9%
720 East CLO IV Ltd., 4.93%, (3 Month Term SOFR + 1.26%), 7/15/39 (a),(b)	290,000	290,049
Aligned Data Centers Issuer LLC, 5.91%, 6/15/56 (a)	100,000	100,223
Angel Oak Mortgage Trust 2021-7, 1.98%, 10/25/66 (a),(d)	63,121	54,821
Angel Oak Mortgage Trust 2025-12, 5.04%, 12/25/70 (a)	140,411	139,876
Bain Capital Credit CLO 2019-1, 5.08%, (3 Month Term SOFR + 1.40%), 4/19/34 (a),(b)	200,000	200,056
BANK 2025-BNK51, 5.29%, 12/25/67	100,000	101,220
BANK5 2024-5YR9, 6.18%, 8/15/57 (d)	150,000	153,625
BANK5 2026-5YR22, 5.71%, 6/15/59	100,000	103,382
Barclays Dryrock Issuance Trust, 3.97%, 7/15/31	125,000	123,837
Barings CLO Ltd. 2024-I, 4.85%, (3 Month Term SOFR + 1.17%), 1/20/39 (a),(b)	250,000	249,499
BBCMS Mortgage Trust 2024-5C25, 6.36%, 3/15/57 (d)	100,000	102,733

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 22.9% (Continued)
Birch Grove CLO 3 Ltd., 4.94%, (3 Month Term SOFR + 1.26%), 1/19/38 (a),(b)	$250,000	$250,944
Birch Grove CLO 8 Ltd., 4.97%, (3 Month Term SOFR + 1.29%), 4/20/39 (a),(b)	250,000	250,141
BMO 2023-C7 Mortgage Trust, 6.16%, 12/15/56	100,000	105,605
BMO 2024-5C4 Mortgage Trust, 6.53%, 5/15/57 (d)	125,000	129,889
BX Commercial Mortgage Trust 2024-XL4, 5.07%, (1 Month Term SOFR + 1.44%), 2/15/39 (a),(b)	74,845	74,979
BX Commercial Mortgage Trust 2026-CSMO, 5.03%, (1 Month Term SOFR + 1.40%), 2/15/43 (a),(b)	100,000	100,208
BX Commercial Mortgage Trust 2026-LP3, 5.01%, (1 Month Term SOFR + 1.38%), 4/15/43 (a),(b)	198,122	198,717
BX Commercial Mortgage Trust 2026-Vlt10, 5.36%, 7/13/58 (a),(d)	100,000	97,390
BX Trust 2024-BIO, 5.27%, (1 Month Term SOFR + 1.64%), 2/15/41 (a),(b)	150,000	150,081
Carlyle US CLO 2025-3 Ltd., 5.05%, (3 Month Term SOFR + 1.38%), 7/25/38 (a),(b)	250,000	250,848
CBAMR 2017-4 Ltd., 5.09%, (3 Month Term SOFR + 1.42%), 3/31/38 (a),(b)	250,000	250,972
Chase Home Lending Mortgage Trust 2026-4, 4.93%, (SOFR + 1.30%), 2/25/57 (a),(b)	122,457	122,003
COLT 2021-2 Mortgage Loan Trust, 0.92%, 8/25/66 (a),(d)	51,208	44,037
COLT 2025-8 Mortgage Loan Trust, 5.48%, 8/25/70 (a),(e)	145,035	144,661
Connecticut Avenue Securities Trust
5.28%, (SOFR + 1.65%), 12/25/41 (a),(b)	32,270	32,377
5.43%, (SOFR + 1.80%), 1/25/44 (a),(b)	50,000	50,308
5.58%, (SOFR + 1.95%), 3/25/44 (a),(b)	50,000	50,373
4.48%, (SOFR + 0.85%), 1/25/46 (a),(b)	146,811	146,769
Csmc 2021-Nqm6 Trust, 1.17%, 7/25/66 (a),(d)	71,089	60,884
Dryden 108 CLO Ltd., 5.04%, (3 Month Term SOFR + 1.36%), 7/18/37 (a),(b)	300,000	300,000
Durst Commercial Mortgage Trust 2025-151, 5.32%, 8/10/42 (a),(d)	150,000	150,474
EFMT 2026-NQM4, 5.47%, 4/25/71 (a),(e)	120,553	120,655
Fannie Mae Remics, 4.63%, (SOFR + 1.00%), 3/25/55 (b)	126,585	127,049
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 22.9% (Continued)
Fidelity Grand Harbour Clo 2023-1 DAC, 4.03%, 2/15/38 (a)	$250,000	$286,165
Freddie Mac Multifamily Structured Pass Through Certificates
5.07%, 10/25/28 (d)	50,000	50,532
4.27%, (SOFR + 0.68%), 2/25/33 (b)	75,339	75,424
4.90%, 10/25/33 (d)	150,000	152,748
Freddie Mac STACR REMIC Trust 2021-DNA5, 5.28%, (SOFR + 1.65%), 1/25/34 (a),(b)	4,298	4,303
Freddie Mac STACR REMIC Trust 2024-DNA2, 4.83%, (SOFR + 1.20%), 5/25/44 (a),(b)	63,319	63,376
Freddie Mac STACR REMIC Trust 2024-DNA3, 4.58%, (SOFR + 0.95%), 9/25/45 (a),(b)	125,875	126,010
Henley CLO XVII DAC, 0.00%, 7/15/38	300,000	343,092
HLTN Commercial Mortgage Trust 2026-DPLO, 5.33%, (1 Month Term SOFR + 1.70%), 4/15/41 (a),(b)	150,000	150,447
Honda Auto Receivables 2023-4 Owner Trust, 5.67%, 6/21/28	103,035	103,652
IRV Trust 2025-200P
5.47%, 3/14/47 (a),(d)	200,000	201,842
5.62%, 3/14/47 (a),(d)	150,000	148,357
J.P. Morgan Mortgage Trust 2024-1, 6.00%, 6/25/54 (a),(d)	30,585	30,577
JP Morgan Mortgage Trust 2021-6, 2.50%, 10/25/51 (a),(d)	83,490	68,775
JP Morgan Mortgage Trust Series 2024-VIS2, 5.85%, 11/25/64 (a),(e)	223,221	223,358
Kennedy Lewis CLO 22 Ltd., 5.01%, (3 Month Term SOFR + 1.33%), 7/20/38 (a),(b)	250,000	250,439
LEX 2024-BBG Mortgage Trust, 5.04%, 10/13/33 (a),(d)	150,000	149,507
Madison Park Funding XL-R Ltd., 4.97%, (3 Month Term SOFR + 1.29%), 10/16/38 (a),(b)	275,000	275,113
Manhattan West 2026-2MW Mortgage Trust
5.50%, 6/10/48 (a),(d)	200,000	201,616
5.72%, 6/10/48 (a),(d)	200,000	200,103
Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/15/53	250,000	225,686
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM4, 5.59%, 6/25/70 (a),(e)	160,889	160,758
Neuberger Berman CLO XVII Ltd., 4.86%, (3 Month Term SOFR + 1.22%), 7/22/40 (a),(b)	300,000	299,998
Nissan Auto Receivables 2023-B Owner Trust, 5.93%, 3/15/28	12,533	12,610
NYC Commercial Mortgage Trust 2025-11X, 5.37%, (1 Month Term SOFR + 1.74%), 10/15/40 (a),(b)	100,000	100,428

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 22.9% (Continued)
NYC Trust 2026-9W57 5.05%, 6/6/40 (a),(d)	$200,000	$199,350
5.35%, 6/6/40 (a),(d)	100,000	99,678
OBX 2024-NQM14 Trust, 4.94%, 9/25/64 (a),(e)	109,709	109,052
OBX 2025-NQM11 Trust, 5.42%, 5/25/65 (a),(e)	112,865	112,523
OCP CLO 2017-14 Ltd., 5.05%, (3 Month Term SOFR + 1.37%), 7/20/37 (a),(b)	350,000	350,259
OCP CLO 2020-18 Ltd., 0.00%, (3 Month Term SOFR + 1.22%), 7/21/39 (a),(b)	300,000	299,998
OHA Credit Funding 7 Ltd., 4.96%, (3 Month Term SOFR + 1.28%), 7/19/38 (a),(b)	275,000	275,196
Pikes Peak CLO 19 2025, 5.02%, (3 Month Term SOFR + 1.34%), 7/20/38 (a),(b)	250,000	250,567
PRKCM 2021-AFC2 Trust, 2.07%, 11/25/56 (a),(d)	168,669	142,987
RAD CLO 27 Ltd., 4.99%, (3 Month Term SOFR + 1.32%), 1/15/38 (a),(b)	150,000	150,126
Regatta 30 Funding Ltd., 4.99%, (3 Month Term SOFR + 1.32%), 1/25/38 (a),(b)	275,000	275,619
ROCK TRUST 2024-CNTR
5.39%, 11/13/41 (a)	150,000	151,538
5.93%, 11/13/41 (a)	100,000	101,736
Santander Drive Auto Receivables Trust 2025-1, 4.74%, 1/16/29	73,101	73,196
Sixth Street CLO XVI Ltd., 4.84%, (3 Month Term SOFR + 1.17%), 1/21/39 (a),(b)	300,000	299,400
Sound Point Euro Clo 14 funding DAC, 3.84%, 4/20/39 (a)	250,000	284,969
Starwood Mortgage Residential Trust 2020-2, 3.00%, 4/25/60 (a),(d)	150,000	146,954
Verus Securitization Trust 2021-7, 2.83%, 10/25/66 (a),(e)	69,482	61,147
Verus Securitization Trust 2022-1, 3.29%, 1/25/67 (a),(d)	92,767	85,870
Warwick Capital CLO 1 Ltd., 4.96%, (3 Month Term SOFR + 1.28%), 10/20/38 (a),(b)	250,000	250,430
Wells Fargo Mortgage Backed Securities Trust 2019-3, 3.50%, 7/25/49 (a),(d)	4,669	4,241
Wonder Lake Park CLO Ltd., 4.96%, (3 Month Term SOFR + 1.29%), 7/24/38 (a),(b)	325,000	325,358
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $12,773,974)		12,783,795
	Shares/ Principal		Fair Value
U.S. TREASURY SECURITIES AND AGENCY BONDS - 14.1%
Federal Farm Credit Banks Funding Corp. 2.90%, 4/12/32		$290,000	$269,675
3.50%, 9/1/32		40,000	38,221
2.85%, 3/28/34		370,000	332,641
1.70%, 4/23/35		540,000	424,017
Federal Home Loan Banks, 4.75%, 12/10/32		80,000	81,442
U.S. Treasury Bond 4.75%, 2/15/41		1,560,000	1,565,058
4.63%, 5/15/44		1,440,000	1,396,406
5.00%, 5/15/46		120,000	121,369
3.13%, 5/15/48		260,000	196,168
3.38%, 11/15/48		250,000	196,328
2.88%, 5/15/49		260,000	185,494
4.75%, 5/15/55		170,000	165,650
4.75%, 8/15/55		160,000	155,956
5.00%, 5/15/56		410,000	416,214
U.S. Treasury Note
4.50%, 4/15/27		680,000	682,440
3.75%, 6/30/30		370,000	364,204
4.13%, 3/31/31		80,000	79,759
4.13%, 6/30/31		590,000	588,387
4.13%, 3/31/32		520,000	517,197
U.S. Treasury Strip Coupon
0.00%, 8/15/30 (f)		30,000	25,220
0.00%, 11/15/30 (f)		30,000	24,951
0.00%, 8/15/33 (f)		30,000	22,025
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $8,061,091)			7,848,822
SOVEREIGN DEBTS - 1.4%
Chile Government International Bond, 4.95%, 1/5/36		200,000	197,780
Eagle Funding Luxco Sarl, 5.50%, 8/17/30 (a)		250,000	251,013
Indonesia Government International Bond, 4.10%, 3/4/34	EUR	100,000	112,298
Peruvian Government International Bond, 3.23%, 7/28/2121		20,000	11,082
Republic of Poland Government International Bond, 5.50%, 3/18/54		30,000	28,486
Romanian Government International Bond 3.00%, 2/27/27 (a)		30,000	29,589
2.12%, 7/16/31	EUR	30,000	30,574
6.38%, 1/30/34		80,000	81,002
5.75%, 7/4/36 (a)		20,000	19,153
TOTAL SOVEREIGN DEBTS (Cost - $783,871)			760,977

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

	Shares/ Principal	Fair Value
MUNICIPAL BONDS - 1.0%
Maryland Economic Development Corp. 4.83%, 11/30/30 (g)	$25,000	$25,237
4.97%, 11/30/32 (g)	60,000	60,770
Metropolitan Transportation Authority, 5.18%, 11/15/49 (g)	15,000	13,874
New Jersey Turnpike Authority, 7.10%, 1/1/41 (g)	25,000	28,529
State of California, 7.60%, 11/1/40 (g)	175,000	209,532
State of Illinois, 5.10%, 6/1/33 (g)	211,307	213,471
TOTAL MUNICIPAL BONDS (Cost - $583,567)		551,413
SHORT-TERM INVESTMENTS - 0.5%
MONEY MARKET FUNDS - 0.5%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53% (h) (Cost - $295,190)	295,190	295,190
TOTAL SHORT-TERM INVESTMENTS (Cost - $295,190)		295,190
TOTAL INVESTMENTS - 107.1% (Cost - $60,972,048)		$59,699,759
OTHER ASSETS LESS LIABILITIES - NET (7.1)%		(3,956,407)
TOTAL NET ASSETS - 100.0%		$55,743,352

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2026, these securities amounted to $13,182,269 or 23.6% of net assets.

(b)  Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

(c)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(d)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(e)  Step coupon.

(f)  Rate shown represents discount rate at the time of purchase.

(g)  Sinking bond security.

(h)  The rate shown is the annualized seven-day yield at period end.

CLO - Collateralized Loan Obligation

CMT - Treasury Constant Maturity Rate

EUR - EURO

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIP - Separate trading of registered interest and principal of securities

FORWARD SALES CONTRACTS

At June 30, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date*	Settlement Date	Principal Amount	Value
Fannie Mae or Freddie Mac	2.00%	TBA - 30yr	7/1/2056	$(1,250,000)	$(998,437)
Fannie Mae or Freddie Mac	4.50%	TBA - 30yr	7/1/2056	(500,000)	(479,766)
Fannie Mae or Freddie Mac	5.00%	TBA - 30yr	7/1/2056	(750,000)	(737,813)
Ginnie Mae	4.50%	TBA - 30yr	7/20/2055	(1,000,000)	(960,938)
(Proceeds Receivable: $(3,167,871))					$(3,176,954)

*  TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date.The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
EURO-BOBL Future	Morgan Stanley	8	9/8/2026	$1,055,312	$4,391
EURO-BUXL 30Y Bond Future	Morgan Stanley	1	9/8/2026	127,158	2,104
EURO-SCHATZ Future	Morgan Stanley	8	9/8/2026	969,153	2,401
ICE 3 Month SONIA Future	Morgan Stanley	6	3/16/2027	1,911,539	(8,362)
ICE 3 Month SONIA Future	Morgan Stanley	3	9/14/2027	955,073	2,837
U.S. 10 Year Note Future	Morgan Stanley	19	9/21/2026	2,087,922	6,361
U.S. 2 Year Note Future	Morgan Stanley	32	9/30/2026	6,596,250	(3,847)
U.S. 5 Year Note Future	Morgan Stanley	32	9/30/2026	3,425,500	4,945
U.S. Long Bond Future	Morgan Stanley	11	9/21/2026	1,248,500	18,406
U.S. Long Gilt Future	Morgan Stanley	2	9/28/2026	236,808	2,588
U.S. Ultra Bond Future	Morgan Stanley	28	9/21/2026	3,252,375	86,566
					118,390
SHORT FUTURES CONTRACTS
3 Month SOFR Future	Morgan Stanley	12	3/16/2027	2,878,800	(1,447)
EURO-BUND Future	Morgan Stanley	2	9/8/2026	291,176	(2,264)
U.S. 10 Year Ultra Future	Morgan Stanley	26	9/21/2026	2,924,188	(25,186)
					(28,897)
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$89,493

OVER THE COUNTER ("OTC") INTEREST RATE SWAPTIONS PURCHASED
Counterparty	Description	Call/Put	Exercise Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
JP Morgan Chase, NA	Tokyo Overnight Average Rate	Put	Receives 1.69%	06/23/27	481,230,000	JPY	$4,764	$5,473	$(709)
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS PURCHASED							$4,764	$5,473	$(709)

CENTRALLY CLEARED INTEREST RATE SWAPS
Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Annually	Tokyo Overnight Average Rate	1.250%	12/15/27	436,730,000	JPY	$4,315	$973	$3,342
Semi-Annually	SOFR- COMPOUND	3.415%	04/24/28	460,000		2,635	247	2,388
Annually	Euro Short-Term Rate	2.500%	06/14/28	110,000		(146)	312	(458)
Annually	SOFR- COMPOUND	3.927%	06/30/28	680,000		935	(183)	1,118
Annually	6 Month Euribor	2.500%	09/11/28	7,650,000	EUR	17,515	(14,369)	31,884
Semi-Annually	2.000%	Euro Short-Term Rate	09/11/28	7,650,000	EUR	(35,045)	(6,364)	(28,681)
Annually	Canadian Overnight Index	2.500%	09/18/28	2,080,000		6,095	8,688	(2,593)
Annually	SOFR- COMPOUND	3.000%	09/18/28	2,780,000		52,756	49,922	2,834
Quarterly	5.000%	6 Month Norway Ibor	09/18/28	6,720,000		2,288	966	1,322
Semi-Annually	3 Month Australian Bill	4.750%	09/18/28	1,240,000		(5,665)	(5,351)	(314)
Semi-Annually	2.000%	Euro Short-Term Rate	09/18/28	30,000		(290)	(409)	119
Annually	2.500%	3 Month Stockholm Interbank Offered Rate	09/18/28	13,130,000		4,646	3,158	1,488
Annually	3.500%	Sterling Overnight Index Average	09/18/28	2,080,000		(27,888)	(30,899)	3,011

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Quarterly	SOFR- COMPOUND	3.250%	09/18/28	290,000		$4,124	$3,720	$404
Annually	6 Month Euribor	2.500%	09/18/28	290,000		1,456	1,763	(307)
Semi-Annually	Sterling Overnight Index Average	3.750%	09/18/28	170,000		1,222	1,449	(227)
Semi-Annually	3 Month Australian Bill	5.000%	09/18/28	480,000		(3,767)	(3,396)	(371)
Annually	6 Month Euribor	2.250%	09/18/28	450,000		4,734	6,061	(1,327)
Annually	3.500%	Sterling Overnight Index Average	09/17/29	20,000		(393)	(458)	65
Semi-Annually	Tokyo Overnight Average Rate	1.250%	09/17/29	88,000,000		6,998	7,567	(569)
Annually	SOFR- COMPOUND	3.902%	12/02/30	1,590,000		(456)	(603)	147
Quarterly	Euro Short- Term Rate	2.500%	04/16/31	230,000		(381)	1,917	(2,298)
Annually	6 Month Euribor	3.000%	05/21/31	2,590,000		(12,110)	(4,984)	(7,126)
Semi-Annually	2.800%	Euro Short-Term Rate	05/21/31	2,590,000		14,415	6,994	7,421
Annually	Tokyo Overnight Average Rate	1.500%	09/16/31	623,000,000		90,276	88,435	1,841
Annually	3.750%	Sterling Overnight Index Average	09/16/31	630,000		(12,639)	(14,472)	1,833
Semi-Annually	2.500%	6 Month Euribor	09/16/31	770,000		(10,124)	(13,052)	2,928
Semi-Annually	4.000%	3 Month New Zealand Dollar Bank Bill Rate	09/16/31	1,980,000		14,962	6,593	8,369
Annually	3.583%	SOFR-COMPOUND	04/22/32	670,000		(8,819)	(748)	(8,071)
Annually	Tokyo Overnight Average Rate	2.000%	01/11/33	51,067,551	JPY	5,731	(794)	6,525
Annually	SOFR- COMPOUND	3.975%	05/02/33	850,000		(2,765)	(185)	(2,580)
Annually	Tokyo Overnight Average Rate	2.500%	05/23/33	39,000,000		(83)	(792)	709
Annually	2.800%	Euro Short-Term Rate	08/15/35	250,000		3,218	1,094	2,124
Annually	3.300%	6 Month Euribor	04/21/36	410,000		3,810	1,230	2,580
Semi-Annually	3.000%	Euro Short-Term Rate	06/19/36	1,170,000		3,112	(917)	4,029
Annually	6 Month Euribor	3.200%	06/19/36	1,170,000		(4,522)	(429)	(4,093)
Annually	Sterling Overnight Index Average	4.000%	09/16/36	70,000		2,728	3,540	(812)
Semi-Annually	5.000%	3 Month Australian Bill	09/16/36	170,000		1,496	762	734
Semi-Annually	6 Month Euribor	2.750%	09/16/36	950,000		17,046	26,103	(9,057)
Annually	1.750%	Tokyo Overnight Average Rate	09/16/36	88,000,000		(39,700)	(36,364)	(3,336)
Annually	0.750%	Swiss Average Rate Overnight	09/16/36	240,000		5,750	2,081	3,669
Annually	SOFR- COMPOUND	3.750%	09/16/36	450,000		9,621	11,221	(1,600)
Annually	3 Month Stockholm Interbank Offered Rate	3.000%	09/16/36	1,720,000		(3,435)	(576)	(2,859)
Semi-Annually	3.000%	Canadian Overnight Index	09/16/36	110,000		(1,037)	(1,676)	639
Semi-Annually	4.500%	6 Month Norway Ibor	09/16/36	840,000		1,602	927	675

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2026

Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Annually	SOFR- COMPOUND	3.893%	04/22/37	410,000		$4,380	$(46)	$4,426
Annually	4.629%	SOFR-COMPOUND	04/15/41	700,000		2,290	414	1,876
Annually	2.160%	Tokyo Overnight Average Rate	08/02/44	90,426,319	JPY	(35,553)	(29,314)	(6,239)
Semi-Annually	6 Month Euribor	3.600%	04/23/46	290,000		(3,517)	(1,452)	(2,065)
Annually	4.500%	Tokyo Overnight Average Rate	05/21/46	49,000,000		1,424	2,816	(1,392)
Annually	2.500%	Tokyo Overnight Average Rate	09/17/46	17,000,000		(11,415)	(9,568)	(1,847)
Semi-Annually	Euro Short- Term Rate	3.100%	08/17/54	110,000		(2,897)	(1,544)	(1,353)
Annually	SOFR- COMPOUND	4.047%	04/13/56	650,000		(854)	(202)	(652)
Annually	3.000%	6 Month Euribor	06/19/56	10,000		(178)	(351)	173
						$67,901	$59,455	$8,446

CENTRALLY CLEARED CREDIT DEFAULT SWAPS
Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.43	Quarterly	Buy	1.00%	-	BBB	12/20/29	$250,000	$2,865	$3,914	$(1,049)
CDX.NA.IG.44	Quarterly	Buy	1.00%	-	BBB	06/20/30	325,000	6,872	4,966	1,906
CDX.NA.IG.45	Quarterly	Buy	1.00%	-	BBB	12/20/30	2,244,196	49,271	43,026	6,245
								$59,008	$51,906	$7,102

*  Index credit default swaps do not have credit ratings themselves, but they are influenced by the credit ratings of the underlying securities in the index.

**  The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
07/31/26	Morgan Stanley	342,797	USD	299,999	EUR	$(637)
07/31/26	Morgan Stanley	725,886	USD	624,159	EUR	11,360
TOTAL NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$10,723

EUR - Euro

JPY - Japanese Yen

USD - United States Dollar

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:	Global Atlantic BlackRock Allocation Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Investments in securities, at cost	$43,338,768	$374,954,362	$53,797,306	$102,536,263
Investments in securities, at fair value	$55,016,415	$688,625,180	$103,802,157	$151,620,294
Cash	–	14,794	1,549	179,667
Foreign cash (cost $-, $-, $- and $437,322, respectively)	–	–	–	442,409
Deposit with broker for futures contracts	–	918,949	187,953	810,338
Unrealized appreciation on futures contracts, net	–	–	21,158	–
Receivable for securities sold	158,350	3,036,685	1,040,505	1,249,915
Receivable for portfolio shares sold	6,822	–	–	–
Interest and dividends receivable	1,346	276,817	18,128	215,381
Dividend tax reclaim receivable	–	2,848	–	485,522
Prepaid expenses	1,555	16,590	2,633	29,185
Total Assets	55,184,488	692,891,863	105,074,083	155,032,711
Liabilities:
Unrealized depreciation on futures contracts, net	–	56,459	–	2,440
Payable for securities purchased	–	2,833,332	1,541,834	552,519
Payable for portfolio shares redeemed	497	768,787	140,977	62,191
Accrued distribution (12b-1) fees	2,700	8,076	5,704	10,648
Accrued investment advisory fees	9,970	220,829	31,318	76,669
Regulatory and compliance fees payable	224	1,690	319	377
Administrative service fees payable	9,163	108,837	16,575	25,892
Accrued expenses and other liabilities	14,298	165,785	28,331	103,288
Total Liabilities	36,852	4,163,795	1,765,058	834,024
Net Assets	$55,147,636	$688,728,068	$103,309,025	$154,198,687
Composition of Net Assets:
Paid-in capital	$36,010,049	$283,694,158	$39,356,731	$88,264,543
Total distributable earnings	19,137,587	405,033,910	63,952,294	65,934,144
Net Assets	$55,147,636	$688,728,068	$103,309,025	$154,198,687
Class I Shares:
Net assets	$41,949,282	$650,050,561	$75,396,731	$103,203,137
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	3,269,719	34,447,896	3,452,509	6,625,416
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.83	$18.87	$21.84	$15.58
Class II Shares:
Net assets	$13,198,354	$38,677,507	$27,912,294	$50,995,550
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	1,032,304	2,056,192	1,281,879	3,281,966
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.79	$18.81	$21.77	$15.54

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2026 (Unaudited)

Assets:	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Global Atlantic BlackRock Disciplined Value Portfolio	Global Atlantic BlackRock High Yield Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Investments in securities, at cost	$201,026,756	$204,921,879	$40,402,989	$60,972,048
Investments in securities, at fair value	$262,050,189	$245,386,915	$41,093,364	$59,699,759
Swaptions purchased, at fair value (premiums paid $-, $-, $- and $5,473, respectively)	–	–	–	4,764
Premiums paid on open swap contracts, net	–	–	–	111,360
Cash	42,059	33,644	–	–
Foreign cash (cost $-, $-, $- and $7,165, respectively)	–	–	–	7,094
Deposit with broker for futures contracts	234,349	250,143	–	362,378
Unrealized appreciation on forward foreign currency contracts	–	–	–	11,360
Unrealized appreciation on futures contracts, net	26,592	19,213	–	89,493
Unrealized appreciation on swap contracts, net	–	–	–	15,547
Receivable for securities sold	1,459,945	1,257,046	–	3,167,871
Receivable for portfolio shares sold	–	–	–	267,497
Interest and dividends receivable	84,111	190,841	728,326	436,945
Dividend tax reclaim receivable	2,151	–	753	475
Prepaid expenses	6,748	5,635	1,110	1,419
Total Assets	263,906,144	247,143,437	41,823,553	64,175,962
Liabilities:
Forward sale contracts, at fair value (proceeds receivable $-, $-, $- and $(3,167,871) , respectively)	–	–	–	3,176,954
Unrealized depreciation on forward foreign currency contracts	–	–	–	637
Due to custodian	–	–	–	37,471
Payable for securities purchased	1,011,066	1,120,057	175,000	5,167,117
Payable for portfolio shares redeemed	187,193	128,822	22,931	–
Accrued distribution (12b-1) fees	23,193	1,316	110	–
Accrued investment advisory fees	113,686	90,551	17,132	15,414
Regulatory and compliance fees payable	1,353	727	255	299
Administrative service fees payable	43,472	38,274	6,881	9,055
Accrued expenses and other liabilities	74,628	64,591	14,611	25,663
Total Liabilities	1,454,591	1,444,338	236,920	8,432,610
Net Assets	$262,451,553	$245,699,099	$41,586,633	$55,743,352
Composition of Net Assets:
Paid-in capital	$166,116,833	$149,907,631	$46,124,594	$62,537,768
Total distributable earnings (losses)	96,334,720	95,791,468	(4,537,961)	(6,794,416)
Net Assets	$262,451,553	$245,699,099	$41,586,633	$55,743,352
Class I Shares:
Net assets	$146,618,128	$239,234,755	$41,060,233	$55,743,352
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	8,962,197	17,394,179	4,494,957	6,356,662
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.36	$13.75	$9.13	$8.77
Class II Shares:
Net assets	$115,833,425	$6,464,344	$526,400	$–
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	7,151,091	469,274	57,655	–
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.20	$13.78	$9.13	$–

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

	Global Atlantic BlackRock Allocation Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Investment Income:
Dividend income *	$533,436	$3,918,219	$286,720	$1,895,445
Interest income	8,479	173,980	35,139	172,069
Total Investment Income	541,915	4,092,199	321,859	2,067,514
Expenses:
Investment advisory fee	59,194	1,292,167	182,033	449,656
Distribution fees (12b-1) - Class II Shares	15,776	47,216	33,053	62,629
Administrative service fees	8,938	110,062	16,342	24,896
Legal fees	8,165	100,458	15,395	21,711
Trustees fees	2,993	35,337	5,461	7,890
Custody fees	1,902	22,879	6,642	72,658
Regulatory and compliance fees	1,339	15,909	2,463	3,509
Miscellaneous expenses	9,928	126,334	19,463	42,498
Total Expenses	108,235	1,750,362	280,852	685,447
Expenses waived	–	–	–	(30,770)
Net Expenses	108,235	1,750,362	280,852	654,677
Net Investment Income	433,680	2,341,837	41,007	1,412,837
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	2,679,641	35,932,375	7,170,694	9,965,490
Futures contracts	–	808,449	274,807	260,113
Forward foreign currency contracts	–	–	(11)	–
Foreign currency translations	–	(327)	–	(11,420)
	2,679,641	36,740,497	7,445,490	10,214,183
Net change in unrealized appreciation/(depreciation) on:
Investments	1,351,199	30,827,833	557,634	9,765,187
Futures contracts	–	(46,981)	11,594	(153,487)
Foreign currency translations	–	–	–	(31,029)
	1,351,199	30,780,852	569,228	9,580,671
Net Realized and Change in Unrealized Gain	4,030,840	67,521,349	8,014,718	19,794,854
Net Increase in Net Assets Resulting from Operations	$4,464,520	$69,863,186	$8,055,725	$21,207,691
* Foreign taxes withheld	$–	$971	$361	$282,313

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2026 (Unaudited)

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Global Atlantic BlackRock Disciplined Value Portfolio	Global Atlantic BlackRock High Yield Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Investment Income:
Dividend income *	$855,223	$2,177,477	$–	$–
Interest income **	66,693	59,819	1,480,739	1,208,545
Total Investment Income	921,916	2,237,296	1,480,739	1,208,545
Expenses:
Investment advisory fee	674,594	526,047	105,868	94,418
Distribution fees (12b-1) - Class II Shares	137,019	7,541	717	–
Administrative service fees	41,512	38,834	7,034	9,226
Legal fees	39,218	34,490	6,594	8,533
Trustees fees	14,696	12,425	2,488	3,185
Custody fees	15,222	14,812	4,164	12,384
Regulatory and compliance fees	6,602	5,569	1,110	1,418
Miscellaneous expenses	49,860	43,036	7,949	10,341
Total Expenses	978,723	682,754	135,924	139,505
Net Expenses	978,723	682,754	135,924	139,505
Net Investment Income (Loss)	(56,807)	1,554,542	1,344,815	1,069,040
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	3,544,462	37,160,176	109,980	26,356
Futures contracts	163,924	206,629	(12,445)	(376,982)
Swap contracts	–	–	–	126,207
Swaptions	–	–	–	(1,043)
Forward foreign currency contracts	(143)	(152)	–	6,714
Foreign currency translations	–	–	–	15,938
	3,708,243	37,366,653	97,535	(202,810)
Net change in unrealized appreciation/(depreciation) on:
Investments	16,343,571	(270,084)	(596,217)	(604,497)
Futures contracts	25,074	22,220	2,305	137,318
Swap contracts	–	–	–	(93,017)
Swaptions	–	–	–	250
Forward foreign currency contracts	–	–	–	13,155
Foreign currency translations	–	–	–	2,595
	16,368,645	(247,864)	(593,912)	(544,196)
Net Realized and Change in Unrealized Gain/ (Loss)	20,076,888	37,118,789	(496,377)	(747,006)
Net Increase in Net Assets Resulting from Operations	$20,020,081	$38,673,331	$848,438	$322,034
* Foreign taxes withheld	$4,524	$958	$–	$–
** Foreign taxes withheld	$–	$–	$1,845	$–

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic BlackRock Allocation Portfolio		Global Atlantic BlackRock Disciplined Core Portfolio
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$433,680	$1,144,038	$2,341,837	$4,471,706
Net realized gain	2,679,641	4,088,170	36,740,497	54,126,701
Net change in unrealized appreciation	1,351,199	2,579,208	30,780,852	59,009,498
Net increase in net assets resulting from operations	4,464,520	7,811,416	69,863,186	117,607,905
From Distributions to Shareholders:
Class I	–	(4,441,867)	–	(81,300,718)
Class II	–	(1,272,810)	–	(4,899,855)
Total distributions paid	–	(5,714,677)	–	(86,200,573)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	497,602	2,409,434	2,345,588	1,633,793
Class II	777,905	1,178,431	180,263	1,147,462
Reinvestment of distributions
Class I	–	4,441,867	–	81,300,718
Class II	–	1,272,810	–	4,899,855
Cost of shares redeemed
Class I	(4,078,201)	(9,488,791)	(51,660,867)	(83,204,568)
Class II	(1,494,044)	(2,061,302)	(3,889,613)	(5,876,152)
Net decrease in net assets from share transactions of beneficial interest	(4,296,738)	(2,247,551)	(53,024,629)	(98,892)
Total increase (decrease) in net assets	167,782	(150,812)	16,838,557	31,308,440
Net Assets:
Beginning of period	54,979,854	55,130,666	671,889,511	640,581,071
End of period	$55,147,636	$54,979,854	$688,728,068	$671,889,511
Share Activity:
Class I
Shares sold	40,968	202,781	135,805	95,489
Shares reinvested	–	374,841	–	4,802,169
Shares redeemed	(334,883)	(797,301)	(2,936,616)	(4,953,369)
Net decrease in shares of beneficial interest outstanding	(293,915)	(219,679)	(2,800,811)	(55,711)
Share Activity:
Class II
Shares sold	65,339	99,729	10,032	69,976
Shares reinvested	–	107,592	–	289,932
Shares redeemed	(124,771)	(175,108)	(219,938)	(350,191)
Net increase (decrease) in shares of beneficial interest outstanding	(59,432)	32,213	(209,906)	9,717

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined Growth Portfolio		Global Atlantic BlackRock Disciplined International Core Portfolio
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$41,007	$106,837	$1,412,837	$2,602,713
Net realized gain	7,445,490	7,867,609	10,214,183	10,172,239
Net change in unrealized appreciation	569,228	12,317,771	9,580,671	25,777,222
Net increase in net assets resulting from operations	8,055,725	20,292,217	21,207,691	38,552,174
From Distributions to Shareholders:
Class I	–	(17,083,413)	–	(2,024,909)
Class II	–	(6,351,112)	–	(908,773)
Total distributions paid	–	(23,434,525)	–	(2,933,682)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	688,287	680,158	285,034	2,515,373
Class II	967,531	971,330	311,222	963,358
Reinvestment of distributions
Class I	–	17,083,413	–	2,024,909
Class II	–	6,351,112	–	908,773
Cost of shares redeemed
Class I	(6,192,580)	(13,337,539)	(8,620,595)	(16,075,607)
Class II	(2,964,987)	(5,776,764)	(5,315,999)	(7,309,429)
Net increase (decrease) in net assets from share transactions of beneficial interest	(7,501,749)	5,971,710	(13,340,338)	(16,972,623)
Total increase in net assets	553,976	2,829,402	7,867,353	18,645,869
Net Assets:
Beginning of period	102,755,049	99,925,647	146,331,334	127,685,465
End of period	$103,309,025	$102,755,049	$154,198,687	$146,331,334
Share Activity:
Class I
Shares sold	32,798	30,942	18,962	221,093
Shares reinvested	–	819,741	–	153,286
Shares redeemed	(306,379)	(630,416)	(589,195)	(1,353,145)
Net increase (decrease) in shares of beneficial interest outstanding	(273,581)	220,267	(570,233)	(978,766)
Share Activity:
Class II
Shares sold	45,021	45,674	21,962	80,501
Shares reinvested	–	305,195	–	68,846
Shares redeemed	(145,275)	(271,024)	(362,645)	(606,960)
Net increase (decrease) in shares of beneficial interest outstanding	(100,254)	79,845	(340,683)	(457,613)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio		Global Atlantic BlackRock Disciplined Value Portfolio
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(56,807)	$(491,446)	$1,554,542	$3,143,920
Net realized gain	3,708,243	34,835,580	37,366,653	16,740,065
Net change in unrealized appreciation (depreciation)	16,368,645	(8,571,067)	(247,864)	15,498,858
Net increase in net assets resulting from operations	20,020,081	25,773,067	38,673,331	35,382,843
From Distributions to Shareholders:
Class I	–	(5,732,660)	–	(35,271,295)
Class II	–	(4,410,432)	–	(911,875)
Total distributions paid	–	(10,143,092)	–	(36,183,170)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	849,956	562,538	553,191	295,941
Class II	483,244	875,020	–	3,734
Reinvestment of distributions
Class I	–	5,732,661	–	35,271,294
Class II	–	4,410,432	–	911,875
Cost of shares redeemed
Class I	(10,753,196)	(26,016,767)	(22,326,967)	(31,445,792)
Class II	(5,861,044)	(14,655,326)	(403,491)	(1,499,185)
Net increase (decrease) in net assets from share transactions of beneficial interest	(15,281,040)	(29,091,442)	(22,177,267)	3,537,867
Total increase (decrease) in net assets	4,739,041	(13,461,467)	16,496,064	2,737,540
Net Assets:
Beginning of period	257,712,512	271,173,979	229,203,035	226,465,495
End of period	$262,451,553	$257,712,512	$245,699,099	$229,203,035
Share Activity:
Class I
Shares sold	54,869	36,395	41,561	23,526
Shares reinvested	–	367,008	–	3,146,413
Shares redeemed	(705,849)	(1,732,464)	(1,771,942)	(2,577,544)
Net increase (decrease) in shares of beneficial interest outstanding	(650,980)	(1,329,061)	(1,730,381)	592,395
Share Activity:
Class II
Shares sold	32,231	61,459	–	306
Shares reinvested	–	284,728	–	81,056
Shares redeemed	(389,386)	(976,013)	(32,301)	(126,783)
Net decrease in shares of beneficial interest outstanding	(357,155)	(629,826)	(32,301)	(45,421)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock High Yield Portfolio		Global Atlantic Goldman Sachs Core Fixed Income Portfolio
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$1,344,815	$3,018,729	$1,069,040	$2,208,538
Net realized gain (loss)	97,535	(236,466)	(202,810)	(161,273)
Net change in unrealized appreciation (depreciation)	(593,912)	204,932	(544,196)	2,238,727
Net increase in net assets resulting from operations	848,438	2,987,195	322,034	4,285,992
From Distributions to Shareholders:
Class I	–	(3,441,177)	–	(2,428,484)
Class II	–	(62,524)	–	–
Total distributions paid	–	(3,503,701)	–	(2,428,484)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	377,039	342,229	2,213,003	4,203,162
Class II	4,567	6,890	–	–
Reinvestment of distributions
Class I	–	3,441,177	–	2,428,484
Class II	–	62,524	–	–
Cost of shares redeemed
Class I	(3,641,455)	(5,811,107)	(4,286,716)	(10,801,057)
Class II	(102,424)	(273,903)	–	–
Net decrease in net assets from share transactions of beneficial interest	(3,362,273)	(2,232,190)	(2,073,713)	(4,169,411)
Total decrease in net assets	(2,513,835)	(2,748,696)	(1,751,679)	(2,311,903)
Net Assets:
Beginning of period	44,100,468	46,849,164	57,495,031	59,806,934
End of period	$41,586,633	$44,100,468	$55,743,352	$57,495,031
Share Activity:
Class I
Shares sold	41,504	37,018	253,925	484,533
Shares reinvested	–	387,957	–	279,457
Shares redeemed	(403,132)	(632,228)	(491,502)	(1,244,528)
Net decrease in shares of beneficial interest outstanding	(361,628)	(207,253)	(237,577)	(480,538)
Share Activity:
Class II
Shares sold	507	751	–	–
Shares reinvested	–	7,041	–	–
Shares redeemed	(11,421)	(30,549)	–	–
Net decrease in shares of beneficial interest outstanding	(10,914)	(22,757)	–	–

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$11.82		$11.39	$10.73	$9.78	$13.17	$12.45
Income from investment operations:
Net investment income (a,b)	0.10		0.26	0.24	0.23	0.22	0.20
Net realized and unrealized gain (loss) (c)	0.91		1.54	1.00	1.20	(2.01)	1.20
Total income (loss) from investment operations	1.01		1.80	1.24	1.43	(1.79)	1.40
Less distributions from:
Net investment income	-		(0.28)	(0.27)	(0.24)	(0.23)	(0.23)
Net realized gains	-		(1.09)	(0.31)	(0.24)	(1.37)	(0.45)
Total distributions from net investment income and net realized gains	-		(1.37)	(0.58)	(0.48)	(1.60)	(0.68)
Net asset value, end of period	$12.83		$11.82	$11.39	$10.73	$9.78	$13.17
Total return (d)	8.54%		15.77%	11.46%	15.26%	(13.42)%	11.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$41,949		$42,108	$43,087	$45,130	$45,106	$61,826
Ratio of net expenses to average net assets (e)	0.34	% (f)	0.37%	0.34%	0.34%	0.33%	0.31%
Ratio of gross expenses to average net assets (e,g)	0.34	% (f)	0.37%	0.34%	0.34%	0.33%	0.32%
Ratio of net investment income to average net assets (b,e)	1.67	% (f)	2.18%	2.09%	2.22%	1.91%	1.52%
Portfolio turnover rate	28	% (h)	44%	57%	73%	62%	73%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$11.79		$11.37	$10.71	$9.76	$13.13	$12.41
Income from investment operations:
Net investment income (a,b)	0.09		0.23	0.21	0.20	0.19	0.17
Net realized and unrealized gain (loss) (c)	0.91		1.53	1.00	1.20	(2.00)	1.19
Total income (loss) from investment operations	1.00		1.76	1.21	1.40	(1.81)	1.36
Less distributions from:
Net investment income	-		(0.25)	(0.24)	(0.21)	(0.19)	(0.19)
Net realized gains	-		(1.09)	(0.31)	(0.24)	(1.37)	(0.45)
Total distributions from net investment income and net realized gains	-		(1.34)	(0.55)	(0.45)	(1.56)	(0.64)
Net asset value, end of period	$12.79		$11.79	$11.37	$10.71	$9.76	$13.13
Total return (d)	8.48%		15.42%	11.21%	14.93%	(13.58)%	11.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$13,198		$12,872	$12,043	$11,782	$12,060	$15,826
Ratio of net expenses to average net assets (e)	0.59	% (f)	0.62%	0.59%	0.59%	0.58%	0.56%
Ratio of gross expenses to average net assets (e,g)	0.59	% (f)	0.62%	0.59%	0.59%	0.58%	0.57%
Ratio of net investment income to average net assets (b,e)	1.43	% (f)	1.94%	1.85%	1.96%	1.68%	1.28%
Portfolio turnover rate	28	% (h)	44%	57%	73%	62%	73%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$17.01		$16.19	$13.56	$10.86	$17.10	$13.98
Income from investment operations:
Net investment income (a)	0.06		0.12	0.13	0.13	0.16	0.13
Net realized and unrealized gain (loss) (b)	1.80		3.14	3.43	2.71	(3.35)	3.84
Total income (loss) from investment operations	1.86		3.26	3.56	2.84	(3.19)	3.97
Less distributions from:
Net investment income	-		(0.14)	(0.14)	(0.14)	(0.16)	(0.15)
Net realized gains	-		(2.30)	(0.79)	-	(2.89)	(0.70)
Total distributions from net investment income and net realized gains	-		(2.44)	(0.93)	(0.14)	(3.05)	(0.85)
Net asset value, end of period	$18.87		$17.01	$16.19	$13.56	$10.86	$17.10
Total return (c)	10.94%		20.22%	26.30%	26.36%	(18.89)%	28.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$650,051		$633,429	$604,098	$550,048	$487,420	$674,859
Ratio of net expenses to average net assets	0.51	% (d)	0.53%	0.51%	0.51%	0.50%	0.49%
Ratio of gross expenses to average net assets (e)	0.51	% (d)	0.53%	0.51%	0.52%	0.50%	0.49%
Ratio of net investment income to average net assets	0.72	% (d)	0.72%	0.84%	1.06%	1.12%	0.79%
Portfolio turnover rate	47	% (f)	100%	104%	111%	106%	109	% (g)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

(g)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined U.S. Core Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$16.97		$16.17	$13.55	$10.84	$17.07	$13.96
Income from investment operations:
Net investment income (a)	0.04		0.08	0.09	0.10	0.12	0.09
Net realized and unrealized gain (loss) (b)	1.80		3.12	3.42	2.72	(3.34)	3.83
Total income (loss) from investment operations	1.84		3.20	3.51	2.82	(3.22)	3.92
Less distributions from:
Net investment income	-		(0.10)	(0.10)	(0.11)	(0.12)	(0.11)
Net realized gains	-		(2.30)	(0.79)	-	(2.89)	(0.70)
Total distributions from net investment income and net realized gains	-		(2.40)	(0.89)	(0.11)	(3.01)	(0.81)
Net asset value, end of period	$18.81		$16.97	$16.17	$13.55	$10.84	$17.07
Total return (c)	10.84%		19.83%	25.96%	26.17%	(19.12)%	28.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$38,678		$38,460	$36,483	$33,749	$29,662	$42,672
Ratio of net expenses to average net assets	0.76	% (d)	0.78%	0.76%	0.76%	0.75%	0.74%
Ratio of gross expenses to average net assets (e)	0.76	% (d)	0.78%	0.76%	0.77%	0.75%	0.74%
Ratio of net investment income to average net assets	0.47	% (d)	0.47%	0.59%	0.81%	0.87%	0.54%
Portfolio turnover rate	47	% (f)	100%	104%	111%	106%	109	% (g)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

(g)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined U.S. Core Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period Ended December 31, 2021 (a)
Net asset value, beginning of period	$20.12		$20.79	$16.10	$11.48	$20.21	$18.80
Income from investment operations:
Net investment income (b)	0.02		0.04	0.05	0.07	0.07	0.03
Net realized and unrealized gain (loss) (c)	1.70		4.84	4.94	4.63	(5.96)	1.67
Total income (loss) from investment operations	1.72		4.88	4.99	4.70	(5.89)	1.70
Less distributions from:
Net investment income	-		(0.04)	(0.06)	(0.08)	(0.07)	-
Net realized gains	-		(5.51)	(0.24)	-	(2.77)	(0.29)
Total distributions from net investment income and net realized gains	-		(5.55)	(0.30)	(0.08)	(2.84)	(0.29)
Net asset value, end of period	$21.84		$20.12	$20.79	$16.10	$11.48	$20.21
Total return (d)	8.55%		22.55%	31.09%	41.07%	(29.76)%	9.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$75,397		$74,986	$72,869	$67,851	$57,785	$97,770
Ratio of net expenses to average net assets	0.50	% (e)	0.52%	0.49%	0.50%	0.48%	0.48	% (e)
Ratio of gross expenses to average net assets (f)	0.50	% (e)	0.52%	0.49%	0.50%	0.49%	0.48	% (e)
Ratio of net investment income to average net assets	0.15	% (e)	0.18%	0.29%	0.48%	0.46%	0.36	% (e)
Portfolio turnover rate	50	% (g)	106%	146%	130%	120%	130	% (g,h)

(a)  Global Atlantic BlackRock Disciplined Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$20.09		$20.78	$16.10	$11.48	$20.19	$16.10
Income from investment operations:
Net investment income (loss) (a)	(0.01)		(0.02)	0.01	0.03	0.03	(0.00	) (b)
Net realized and unrealized gain (loss) (c)	1.69		4.84	4.93	4.64	(5.95)	4.38
Total income (loss) from investment operations	1.68		4.82	4.94	4.67	(5.92)	4.38
Less distributions from:
Net investment income	-		-	(0.02)	(0.05)	(0.02)	-
Net realized gains	-		(5.51)	(0.24)	-	(2.77)	(0.29)
Total distributions from net investment income and net realized gains	-		(5.51)	(0.26)	(0.05)	(2.79)	(0.29)
Net asset value, end of period	$21.77		$20.09	$20.78	$16.10	$11.48	$20.19
Total return (d)	8.36%		22.27%	30.73%	40.71%	(29.90)%	27.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$27,912		$27,769	$27,056	$23,137	$18,196	$27,579
Ratio of net expenses to average net assets	0.75	% (e)	0.77%	0.74%	0.75%	0.73%	0.77%
Ratio of gross expenses to average net assets (f)	0.75	% (e)	0.77%	0.74%	0.75%	0.74%	0.80%
Ratio of net investment income (loss) to average net assets	(0.10	)% (e)	(0.07)%	0.04%	0.22%	0.21%	(0.00	)% (b)
Portfolio turnover rate	50	% (g)	106%	146%	130%	120%	130	% (h)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Less than $0.005 or 0.005% per share.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$13.53		$10.42	$10.10	$8.98	$11.55	$10.78
Income from investment operations:
Net investment income (a,b)	0.14		0.24	0.23	0.17	0.27	0.22
Net realized and unrealized gain (loss) (c)	1.91		3.15	0.37	1.20	(2.11)	0.73
Total income (loss) from investment operations	2.05		3.39	0.60	1.37	(1.84)	0.95
Less distributions from:
Net investment income	-		(0.28)	(0.28)	(0.25)	(0.32)	(0.18)
Net realized gains	-		-	-	-	(0.41)	-
Total distributions from net investment income and net realized gains	-		(0.28)	(0.28)	(0.25)	(0.73)	(0.18)
Net asset value, end of period	$15.58		$13.53	$10.42	$10.10	$8.98	$11.55
Total return (d)	15.15%		32.60%	5.80%	15.63%	(15.24)%	8.77%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$103,203		$97,371	$85,201	$92,699	$91,317	$120,258
Ratio of net expenses to average net assets (e)	0.79	% (f)	0.79%	0.79%	0.77%	0.73%	0.72%
Ratio of gross expenses to average net assets (e)	0.83	% (f)	0.88%	0.87%	0.81%	0.81%	0.82%
Ratio of net investment income to average net assets (b,e)	1.97	% (f)	1.97%	2.15%	1.72%	2.69%	1.87%
Portfolio turnover rate	23	% (g)	56%	52%	50%	59%	117	% (h)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Global Equity Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$13.51		$10.41	$10.09	$8.97	$11.53	$10.77
Income from investment operations:
Net investment income (a,b)	0.12		0.21	0.20	0.14	0.24	0.19
Net realized and unrealized gain (loss) (c)	1.91		3.14	0.37	1.20	(2.09)	0.72
Total income (loss) from investment operations	2.03		3.35	0.57	1.34	(1.85)	0.91
Less distributions from:
Net investment income	-		(0.25)	(0.25)	(0.22)	(0.30)	(0.15)
Net realized gains	-		-	-	-	(0.41)	-
Total distributions from net investment income and net realized gains	-		(0.25)	(0.25)	(0.22)	(0.71)	(0.15)
Net asset value, end of period	$15.54		$13.51	$10.41	$10.09	$8.97	$11.53
Total return (d)	14.94%		32.33%	5.54%	15.34%	(15.45)%	8.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$50,996		$48,960	$42,484	$44,624	$41,996	$54,227
Ratio of net expenses to average net assets (e)	1.04	% (f)	1.04%	1.04%	1.02%	0.98%	0.97%
Ratio of gross expenses to average net assets (e)	1.08	% (f)	1.13%	1.12%	1.06%	1.06%	1.07%
Ratio of net investment income to average net assets (b,e)	1.72	% (f)	1.71%	1.86%	1.48%	2.45%	1.63%
Portfolio turnover rate	23	% (g)	56%	52%	50%	59%	117	% (h)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Global Equity Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$15.11		$14.25	$11.73	$9.45	$17.68	$16.49
Income from investment operations:
Net investment income (loss) (a)	0.00	(b)	(0.01)	0.01	0.03	0.03	(0.02)
Net realized and unrealized gain (loss) (c)	1.25		1.47	2.52	2.27	(4.69)	2.41
Total income (loss) from investment operations	1.25		1.46	2.53	2.30	(4.66)	2.39
Less distributions from:
Net investment income	-		-	(0.01)	(0.02)	(0.04)	(0.00	) (b)
Net realized gains	-		(0.60)	-	-	(3.53)	(1.20)
Total distributions from net investment income and net realized gains	-		(0.60)	(0.01)	(0.02)	(3.57)	(1.20)
Net asset value, end of period	$16.36		$15.11	$14.25	$11.73	$9.45	$17.68
Total return (d)	8.27%		10.12%	21.55%	24.42%	(26.44)%	14.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$146,618		$145,249	$155,903	$147,344	$136,926	$212,083
Ratio of net expenses to average net assets	0.67	% (e)	0.69%	0.66%	0.67%	0.65%	0.64%
Ratio of gross expenses to average net assets (f)	0.67	% (e)	0.69%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets	0.06	% (e)	(0.08)%	0.05%	0.27%	0.23%	(0.11)%
Portfolio turnover rate	66	% (g)	115%	130%	122%	110%	179	% (h)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Less than $0.005 or 0.005% per share.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined Small Cap Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Net asset value, beginning of period	$14.98		$14.16	$11.68	$9.42		$17.62		$16.48
Income from investment operations:
Net investment income (loss) (a)	(0.01)		(0.05)	(0.02)	0.00	(b)	(0.00	) (b)	(0.06)
Net realized and unrealized gain (loss) (c)	1.23		1.47	2.50	2.26		(4.67)		2.40
Total income (loss) from investment operations	1.22		1.42	2.48	2.26		(4.67)		2.34
Less distributions from:
Net investment income	-		-	-	(0.00	) (b)	-		-
Net realized gains	-		(0.60)	-	-		(3.53)		(1.20)
Total distributions from net investment income and net realized gains	-		(0.60)	-	0.00	(b)	(3.53)		(1.20)
Net asset value, end of period	$16.20		$14.98	$14.16	$11.68		$9.42		$17.62
Total return (d)	8.15%		9.90%	21.23%	24.02%		(26.58)%		13.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$115,833		$112,464	$115,271	$108,170		$99,066		$148,539
Ratio of net expenses to average net assets	0.92	% (e)	0.94%	0.91%	0.92%		0.90%		0.89%
Ratio of gross expenses to average net assets (f)	0.92	% (e)	0.94%	0.91%	0.91%		0.91%		0.90%
Ratio of net investment income (loss) to average net assets	(0.19	)% (e)	(0.33)%	(0.17)%	0.02%		(0.02)%		(0.35)%
Portfolio turnover rate	66	% (g)	115%	130%	122%		110%		179	% (h)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Less than $0.005 or 0.005% per share.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined Small Cap Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$11.68		$11.87	$11.00	$9.90	$13.98	$11.19
Income from investment operations:
Net investment income (a)	0.08		0.17	0.19	0.18	0.20	0.16
Net realized and unrealized gain (loss) (b)	1.99		1.78	1.58	1.16	(1.42)	2.81
Total income (loss) from investment operations	2.07		1.95	1.77	1.34	(1.22)	2.97
Less distributions from:
Net investment income	-		(0.20)	(0.20)	(0.18)	(0.22)	(0.18)
Net realized gains	-		(1.94)	(0.70)	(0.06)	(2.64)	-
Total distributions from net investment income and net realized gains	-		(2.14)	(0.90)	(0.24)	(2.86)	(0.18)
Net asset value, end of period	$13.75		$11.68	$11.87	$11.00	$9.90	$13.98
Total return (c)	17.72%		17.17%	15.96%	13.95%	(8.37)%	26.58%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$239,235		$223,329	$219,959	$219,354	$217,898	$271,801
Ratio of net expenses to average net assets	0.58	% (d)	0.60%	0.57%	0.57%	0.56%	0.55%
Ratio of gross expenses to average net assets (e)	0.58	% (d)	0.60%	0.57%	0.58%	0.57%	0.55%
Ratio of net investment income to average net assets	1.34	% (d)	1.41%	1.55%	1.71%	1.65%	1.27%
Portfolio turnover rate	63	% (f)	112%	112%	116%	116%	120%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$11.71		$11.89	$11.03	$9.92	$14.00	$11.21
Income from investment operations:
Net investment income (a)	0.07		0.14	0.16	0.15	0.17	0.13
Net realized and unrealized gain (loss) (b)	2.00		1.78	1.57	1.18	(1.42)	2.81
Total income (loss) from investment operations	2.07		1.92	1.73	1.33	(1.25)	2.94
Less distributions from:
Net investment income	-		(0.16)	(0.17)	(0.16)	(0.19)	(0.15)
Net realized gains	-		(1.94)	(0.70)	(0.06)	(2.64)	-
Total distributions from net investment income and net realized gains	-		(2.10)	(0.87)	(0.22)	(2.83)	(0.15)
Net asset value, end of period	$13.78		$11.71	$11.89	$11.03	$9.92	$14.00
Total return (c)	17.68%		16.90%	15.54%	13.71%	(8.62)%	26.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$6,464		$5,874	$6,506	$6,596	$6,448	$7,978
Ratio of net expenses to average net assets	0.83	% (d)	0.85%	0.82%	0.82%	0.81%	0.80%
Ratio of gross expenses to average net assets (e)	0.83	% (d)	0.85%	0.82%	0.83%	0.82%	0.80%
Ratio of net investment income to average net assets	1.09	% (d)	1.17%	1.30%	1.46%	1.40%	1.02%
Portfolio turnover rate	63	% (f)	112%	112%	116%	116%	120%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$8.95		$9.09	$9.00	$8.57	$10.06	$10.17
Income from investment operations:
Net investment income (a)	0.28		0.62	0.67	0.61	0.50	0.46
Net realized and unrealized gain (loss) (b)	(0.10)		-	0.10	0.40	(1.48)	(0.06)
Total income (loss) from investment operations	0.18		0.62	0.77	1.01	(0.98)	0.40
Less distributions from:
Net investment income	-		(0.76)	(0.68)	(0.58)	(0.51)	(0.51)
Net asset value, end of period	$9.13		$8.95	$9.09	$9.00	$8.57	$10.06
Total return (c)	2.01%		6.87%	8.59%	12.37%	(9.64)%	4.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$41,060		$43,486	$46,018	$49,035	$49,354	$64,219
Ratio of net expenses to average net assets	0.64	% (d)	0.66%	0.63%	0.62%	0.61%	0.60%
Ratio of gross expenses to average net assets (e)	0.64	% (d)	0.66%	0.63%	0.63%	0.62%	0.61%
Ratio of net investment income to average net assets	6.35	% (d)	6.74%	7.22%	6.88%	5.41%	4.51%
Portfolio turnover rate	37	% (f)	76%	73%	89%	86%	62%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$8.96		$9.10	$9.02	$8.58	$10.06	$10.16
Income from investment operations:
Net investment income (a)	0.27		0.60	0.65	0.59	0.47	0.44
Net realized and unrealized gain (loss) (b)	(0.10)		-	0.09	0.40	(1.47)	(0.06)
Total income (loss) from investment operations	0.17		0.60	0.74	0.99	(1.00)	0.38
Less distributions from:
Net investment income	-		(0.74)	(0.66)	(0.55)	(0.48)	(0.48)
Net asset value, end of period	$9.13		$8.96	$9.10	$9.02	$8.58	$10.06
Total return (c)	1.90%		6.64%	8.28%	12.11%	(9.84)%	3.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$526		$614	$831	$530	$590	$793
Ratio of net expenses to average net assets	0.89	% (d)	0.91%	0.88%	0.87%	0.86%	0.85%
Ratio of gross expenses to average net assets (e)	0.89	% (d)	0.91%	0.88%	0.88%	0.87%	0.86%
Ratio of net investment income to average net assets	6.10	% (d)	6.49%	6.98%	6.63%	5.16%	4.26%
Portfolio turnover rate	37	% (f)	76%	73%	89%	86%	62%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Net asset value, beginning of period	$8.72		$8.45		$8.71		$8.47		$10.07		$11.07
Income from investment operations:
Net investment income (a)	0.17		0.34		0.34		0.32		0.23		0.20
Net realized and unrealized gain (loss) (b)	(0.12)		0.32		(0.24)		0.15		(1.63)		(0.42)
Total income (loss) from investment operations	0.05		0.66		0.10		0.47		(1.40)		(0.22)
Less distributions from:
Net investment income	-		(0.39)		(0.36)		(0.23)		(0.19)		(0.28)
Net realized gains	-		-		-		-		(0.01)		(0.50)
Total distributions from net investment income and net realized gains	-		(0.39)		(0.36)		(0.23)		(0.20)		(0.78)
Net asset value, end of period	$8.77		$8.72		$8.45		$8.71		$8.47		$10.07
Total return (c)	0.57%		7.80%		1.16%		5.73%		(13.84)%		(1.98)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$55,743		$57,495		$59,807		$59,835		$61,051		$80,361
Ratio of net expenses to average net assets	0.50	% (d)	0.52%		0.51%		0.47%		0.45%		0.43%
Ratio of gross expenses to average net assets	0.50	% (d)	0.52%		0.51%		0.48	% (e)	0.47	% (e)	0.45	% (e)
Ratio of net investment income to average net assets	3.85	% (d)	3.79%		3.93%		3.72%		2.55%		1.83%
Portfolio turnover rate	30	% (f,g)	58	% (g)	66	% (g)	70	% (g)	77	% (g)	85	% (g)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

(g)  The portfolio turnover rate excludes mortgage dollar roll transactions for the six months ended June 30, 2026 and years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021. If these were included in the calculation, the portfolio turnover would be 100%, 130%, 188%, 369%, 549% and 474%, respectively. See Note 3 in the accompanying notes to financial statements.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited)

June 30, 2026

1.  ORGANIZATION

As of June 30, 2026, the Global Atlantic Portfolios were comprised of sixteen different actively managed portfolios, eight of which are discussed in this report (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the "Trust"), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

	Commencement Date*	Investment Objective
Global Atlantic BlackRock Allocation Portfolio	November 6, 2017	Total return.
Global Atlantic BlackRock Disciplined Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Growth Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined International Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Value Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock High Yield Portfolio	November 6, 2017	Total return.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	November 6, 2017	Total return consisting of capital appreciation and income.

*  The Portfolios' inception date is November 1, 2017. The Portfolios commenced operations on November 6, 2017.

Each Portfolio is diversified. The Global Atlantic BlackRock Allocation Portfolio operates as a "fund of funds." A "fund of funds" typically invests in multiple underlying funds and its level of interest in any particular underlying fund may fluctuate. The Portfolios are intended to be funding vehicles for variable annuity and variable life insurance contracts offered by separate accounts of insurance companies. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses.

As of June 30, 2026, each Portfolio offered Class I and Class II shares at net asset value, except the Global Atlantic Goldman Sachs Core Fixed Income Portfolio (which only offered Class I shares). All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Portfolio's income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based on the relative net assets of each class.

References herein to a Portfolio's investment in a particular instrument include direct and indirect investments through investment companies such as open-end funds (mutual funds, exchange traded funds ("ETFs") and variable insurance trusts) and closed-end funds, as applicable.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and futures options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which takes into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Forward currency contracts are valued at the forward currency contract rates, determined at 11:00 am Eastern Time or the nearest time prior to the close of the New York Stock Exchange. Exchange listed swaps are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Other swaps are valued by a pricing service provider covering the specific type of swap. When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the "Underlying Fund" or "Underlying Funds"). Each Underlying Fund is valued at its respective net asset value as reported by such investment company (except ETFs). ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods approved by each Underlying Fund's board of trustees.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act ("Rule 22e-4"), a Portfolio may not acquire any "illiquid investment" if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An "illiquid investment" is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees ("Board") has approved the designation of Global Atlantic Investment Advisors, LLC (the "Adviser"), investment adviser to the Portfolios, to administer the Trust's liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., trading in the security is suspended or market makers do not exist or will not entertain bids or offers). These investments will be valued at their fair value, as outlined below.

Valuation Designee and Valuation Process – Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Portfolios' Valuation Designee (the "Designee"). The Designee is responsible for establishing fair value when the price of a security is not readily available or deemed unreliable. Such investments will be valued at their fair market value as determined using the valuation procedures established by the Designee and approved by the Board. The Adviser carries out its designated activities through the Adviser's Fair Value Committee.

In accordance with the valuation procedures, fair value determinations are required for, among others, the following securities: (i) securities for which market quotations are not readily available on a particular business day (including, without limitation, securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio's calculation of its net asset value ("NAV"); and (v) mutual funds that do not provide timely NAV information. Restricted or illiquid securities, such as private placements or non-traded securities, are valued via inputs from the Adviser's or Sub-Adviser's valuation based on the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the Designee shall determine the fair value of restricted or illiquid securities using certain factors, such as, but not limited to: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security's embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026 for each Portfolio's investments measured at fair value:

Global Atlantic BlackRock Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$54,624,623	$-	$-	$54,624,623
Short-Term Investments	391,792	-	-	391,792
Total	$55,016,415	$-	$-	$55,016,415

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Global Atlantic BlackRock Disciplined Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$679,147,150	$-	$-	$679,147,150
Short-Term Investments	9,478,030	-	-	9,478,030
Total	$688,625,180	$-	$-	$688,625,180
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(56,459)	$-	$-	$(56,459)
Total	$(56,459)	$-	$-	$(56,459)

Global Atlantic BlackRock Disciplined Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$101,353,958	$-	$-	$101,353,958
Short-Term Investments	2,448,199	-	-	2,448,199
Futures Contracts*	21,158	-	-	21,158
Total	$103,823,315	$-	$-	$103,823,315

Global Atlantic BlackRock Disciplined International Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$131,546,079	$-	$-	$131,546,079
Exchange-Traded Funds	8,912,869	-	-	8,912,869
Preferred Stocks	1,266,051	-	-	1,266,051
Rights	-	5,438	-	5,438
Short-Term Investments	9,889,857	-	-	9,889,857
Futures Contracts*	19,618	-	-	19,618
Total	$151,634,474	$5,438	$-	$151,639,912
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(22,058)	$-	$-	$(22,058)
Total	$(22,058)	$-	$-	$(22,058)

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$258,734,506	$-	$-	$258,734,506
Rights	-	1,974	-	1,974
Short-Term Investments	-	3,313,709	-	3,313,709
Futures Contracts*	26,592	-	-	26,592
Total	$258,761,098	$3,315,683	$-	$262,076,781

Global Atlantic BlackRock Disciplined Value Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$242,166,472	$1,936	$-	$242,168,408
Short-Term Investments	-	3,218,507	-	3,218,507
Futures Contracts*	19,213	-	-	19,213
Total	$242,185,685	$3,220,443	$-	$245,406,128

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Global Atlantic BlackRock High Yield Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$-	$40,909,363	$-	$40,909,363
Short-Term Investments	-	184,001	-	184,001
Total	$-	$41,093,364	$-	$41,093,364

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$-	$19,853,812	$-	$19,853,812
Agency Mortgage Backed Securities	-	15,389,735	-	15,389,735
Asset Backed and Commercial Backed Securities	-	12,783,795	-	12,783,795
U.S. Treasury Securities and Agency Bonds	-	7,848,822	-	7,848,822
Sovereign Debts	-	760,977	-	760,977
Municipal Bonds	-	551,413	-	551,413
Short-Term Investments	-	295,190	-	295,190
Futures Contracts*	130,599	-	-	130,599
Swap Contracts*	-	108,042	-	108,042
Forward Foreign Exchange Contracts*	-	11,360	-	11,360
Total	$130,599	$57,603,146	$-	$57,733,745
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$-	$(960,938)	$-	$(960,938)
Swap Contracts*	-	(90,227)	-	(90,227)
Futures Contracts*	(41,106)	-	-	(41,106)
Forward Foreign Exchange Contracts*	-	(637)	-	(637)
Swaptions*	-	(709)	-	(709)
Total	$(41,106)	$(1,052,511)	$-	$(1,093,617)

*  Net unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios may maintain deposits with a financial institution which could be an amount that is in excess of federally insured limits. The Portfolios have not experienced any losses on their accounts.

Federal Income Tax – It is each Portfolio's policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio's 2024 and 2025 tax returns, or is expected to be taken in each Portfolio's 2026 tax return. Each Portfolio identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the Adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and change in unrealized gain or loss on foreign currency translations.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

For the six-month period ended June 30, 2026, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on forward foreign currency contracts subject to currency risk, as disclosed in the Statements of Operations, is as follows:

	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	$6,714	$13,155

Options Transactions – Certain Portfolios are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk. A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right, but not the obligation, to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right, but not the obligation, to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the securities included in the index.

The Portfolios may purchase and sell options on the same types of futures in which they may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, but not the obligation, to buy in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold, and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios' volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the six-month period ended June 30, 2026, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic BlackRock Disciplined Core Portfolio	Equity	$808,449	$(46,981)
Global Atlantic BlackRock Disciplined Growth Portfolio	Equity	274,807	11,594
Global Atlantic BlackRock Disciplined International Core Portfolio	Equity	260,113	(153,487)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Equity	163,924	25,074

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic BlackRock Disciplined Value Portfolio	Equity	$206,629	$22,220
Global Atlantic BlackRock High Yield Portfolio	Interest Rate	(12,445)	2,305
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	(376,982)	137,318

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter ("OTC") swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" (i.e., the return or increase in value of a particular dollar amount invested in a "basket" of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps ("CDS"). CDS are two-party contracts that transfer credit exposure between the parties. One party (the "buyer") receives credit protection and the other party (the "seller") takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller's commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally cleared or bi-laterally traded. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on the trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract's remaining life, to the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing do not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising its rights to the collateral.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

For the six-month period ended June 30, 2026, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap agreements by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	$118,961	$(85,591)
	Credit	7,246	(7,426)

Swaption Transactions – Certain Portfolios may enter into swaption transactions. A swaption, also known as a swap option, refers to an option to enter into an interest rate swap or other type of swap. In exchange for an options premium, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date.

For the six-month period ended June 30, 2026, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swaptions, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	$(1,043)	$250

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities – The following tables present certain of the Portfolios' asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2026. Derivatives not subject to a master netting arrangement, such as centrally cleared swaps, are not included in the table.

Global Atlantic BlackRock Disciplined Core Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$56,459	$-	$56,459	$(56,459)	$-
Total	$-	$-	$-	$-	$-	$56,459	$-	$56,459	$(56,459)	$-

Global Atlantic BlackRock Disciplined Growth Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$21,158	$-	$21,158	$-	$21,158	$-	$-	$-	$-	$-
Total	$21,158	$-	$21,158	$-	$21,158	$-	$-	$-	$-	$-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Global Atlantic BlackRock Disciplined International Core Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$19,618	$(19,618)	$-	$-	$-	$22,058	$(19,618)	$(2,440)	$-	$-
Total	$19,618	$(19,618)	$-	$-	$-	$22,058	$(19,618)	$(2,440)	$-	$-

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$26,592	$-	$26,592	$-	$26,592	$-	$-	$-	$-	$-
Total	$26,592	$-	$26,592	$-	$26,592	$-	$-	$-	$-	$-

Global Atlantic BlackRock Disciplined Value Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)		Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$19,213	$-	$19,213	$-	$19,213	$		$-	$-	$-	$-
Total	$19,213	$-	$19,213	$-	$19,213		$-	$-	$-	$-	$-

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
JP Morgan Chase	$-	$-	$-	$-	$-	$709	$-	$709	$(709)	$-
Morgan Stanley	141,959	(41,743)	100,216	-	100,216	41,743	(41,743)	-	-	-
Total	$141,959	$(41,743)	$100,216	$-	$100,216	$42,452	$(41,743)	$709	$(709)	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Impact of Derivatives on the Statements of Assets and Liabilities – The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Portfolios' Statements of Assets and Liabilities as of June 30, 2026:

Global Atlantic BlackRock Disciplined Core Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Liabilities
Unrealized depreciation on Futures Contracts	$(56,459)	$-	$-	$-	$(56,459)
Total	$(56,459)	$-	$-	$-	$(56,459)

Global Atlantic BlackRock Disciplined Growth Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$21,158	$-	$-	$-	$21,158
Total	$21,158	$-	$-	$-	$21,158

Global Atlantic BlackRock Disciplined International Core Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$19,618	$-	$-	$-	$19,618
Liabilities
Unrealized depreciation on Futures Contracts	(22,058)	-	-	-	(22,058)
Total	$(2,440)	$-	$-	$-	$(2,440)

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$26,592	$-	$-	$-	$26,592
Total	$26,592	$-	$-	$-	$26,592

Global Atlantic BlackRock Disciplined Value Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$19,213	$-	$-	$-	$19,213
Total	$19,213	$-	$-	$-	$19,213

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$130,599	$-	$-	$-	$130,599
Unrealized appreciation on Swap Contracts	-	98,672	9,370	-	108,042
Unrealized appreciation on Forward Foreign Exchange Contracts	-	-	-	11,360	11,360
Liabilities
Unrealized depreciation on Futures Contracts	(41,106)	-	-	-	(41,106)
Unrealized depreciation on Swap Contracts	-	(90,227)	-	-	(90,227)
Unrealized depreciation on Swaptions	-	(709)	-	-	-
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	(637)	(637)
Total	$89,493	$7,736	$9,370	$10,723	$117,322

The notional value of the derivative instruments outstanding as of June 30, 2026, as disclosed in the Portfolios of Investments, and the amounts of realized and unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios. For the six-month period ended June 30, 2026, the relevant values for each derivative type were as follows:

	Average Number of Contracts or Notional Amounts*
Fund	Long Futures Contracts	Long Futures Notional Value	Short Futures Contracts	Short Futures Notional Value	Forward Contracts Notional Value**	Swap Agreements Notional Value**	Swaptions Notional Value**
Global Atlantic BlackRock Allocation Portfolio	-	$-	-	$-	$-	$-	$-
Global Atlantic BlackRock Disciplined Core Portfolio	30	10,706,360	-	-	-	-	-
Global Atlantic BlackRock Disciplined Growth Portfolio	4	1,981,523	-	-	-	-	-
Global Atlantic BlackRock Disciplined International Core Portfolio	82	9,968,891	-	-	-	-	-
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	11	3,798,348	-	-	-	-	-
Global Atlantic BlackRock Disciplined Value Portfolio	10	3,625,179	-	-	-	-	-
Global Atlantic BlackRock High Yield Portfolio	3	362,572	-	-	-	-	-
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	140	20,319,578	25	3,131,487	290,976	71,197,493	970,349

*  Amounts disclosed represent average month-end number of contracts or notional amounts held for the six-month period ended June 30, 2026, which is indicative volume for these derivative types.

**  Based on absolute values. USD – U.S. Dollar equivalent of foreign currency amounts. See schedule of investments for more details.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer. A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate value of all collateral exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board. A short sale is "against the box" to the extent the Portfolio contemporaneously owns or has the right to obtain at no added cost, securities identical to those sold short.

As of June 30, 2026, the Portfolios did not hold any short sales of securities.

When-Issued, Delayed-Delivery and Forward Commitment Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs' operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio's investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio may estimate the source of REIT distributions for accounting purposes and make adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and provide general indemnities. Each Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the six-month period ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

	Purchases (Excluding U.S. Government Securities)	Purchases U.S. Government Securities	Sales (Excluding U.S. Government Securities)	Sales U.S. Government Securities
Global Atlantic BlackRock Allocation Portfolio	$15,242,556	$-	$18,782,637	$-
Global Atlantic BlackRock Disciplined Core Portfolio	307,400,750	-	357,496,968	-
Global Atlantic BlackRock Disciplined Growth Portfolio	48,672,452	-	55,798,616	-
Global Atlantic BlackRock Disciplined International Core Portfolio	32,069,776	-	44,421,021	-
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	165,224,100	-	180,411,061	-
Global Atlantic BlackRock Disciplined Value Portfolio	145,930,095	-	166,583,043	-
Global Atlantic BlackRock High Yield Portfolio	15,506,174	-	17,213,557	-
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	12,311,165	46,637,682	7,823,820	45,714,848

During the six-month period ended June 30, 2026, the Global Atlantic Goldman Sachs Core Fixed Income Portfolio purchased securities from underwriting syndicates whose members include affiliated persons of the purchasing Fund. These transactions complied with Rule 10f-3 under the 1940 Act. These transactions were as follows:

Acquisition Date	Description	Coupon Rate	Maturity Date	Par Amount	Acquisition Price	Acquisition Cost
1/22/2026	Citizens Financial Group Inc	5.30%	1/29/2036	10,000	$100.00	$10,000
2/2/2026	Oracle Corporation	5.35%	5/04/2033	80,000	99.951	79,961
2/2/2026	Oracle Corporation	5.70%	2/04/2036	80,000	99.782	79,826
2/2/2026	Oracle Corporation	6.70%	2/04/2056	65,000	99.820	64,883
2/12/2026	Royal Caribbean Cruises	5.25%	2/27/2038	90,000	99.833	89,850
2/18/2026	Marriott International, Inc.	4.50%	5/01/2033	50,000	99.078	49,539
2/23/2026	Vertiv Holdings Co	4.85%	3/15/2036	15,000	99.773	14,966
3/4/2026	Fidelity National Information	4.80%	3/10/2032	100,000	99.930	99,930
3/10/2026	Amazon.com Inc.	4.875%	3/13/2036	80,000	99.804	79,843
3/11/2026	Salesforce Inc.	4.90%	9/15/2031	230,000	99.809	229,561
3/11/2026	Salesforce Inc.	5.55%	3/15/2036	235,000	99.969	234,927
6/23/2026	Spacex	5.35%	7/15/2031	125,000	99.917	124,896
6/23/2026	Spacex	5.875%	7/15/2036	125,000	99.830	124,788

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

4.  AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

The Adviser serves as the Portfolios' investment adviser. The Adviser has engaged the following sub-advisers for the Portfolios:

Portfolio	Sub-Adviser
Global Atlantic BlackRock Allocation Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined International Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Value Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock High Yield Portfolio	BlackRock Investment Management, LLC
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Goldman Sachs Asset Management, L.P.

The Bank of New York Mellon serves as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, "BNYM") serves as the Transfer Agent for the Portfolios.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Portfolios and the Adviser, the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser an advisory fee, computed on average daily net assets and accrued daily and paid monthly.

The following chart details the annual advisory fee for each Portfolio for the six-month period ended June 30, 2026.

Portfolio	Advisory Fee*
Global Atlantic BlackRock Allocation Portfolio	0.22% on first $1 billion
0.21% on next $1 billion
0.20% over $2 billion
Global Atlantic BlackRock Disciplined Core Portfolio	0.39% on first $1 billion
0.37% on next $1 billion
0.35% over $2 billion
Global Atlantic BlackRock Disciplined Growth Portfolio	0.37% on first $250 million
0.35% on next $250 million
0.34% on next $500 million
0.32% over $1 billion
Global Atlantic BlackRock Disciplined International Core Portfolio	0.60% on first $500 million
0.58% on next $500 million
0.55% over $1 billion
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.54% on first $250 million
0.53% on next $250 million
0.51% on next $500 million
0.48% over $1 billion
Global Atlantic BlackRock Disciplined Value Portfolio	0.45% on first $1 billion
0.43% on next $1 billion
0.41% over $2 billion
Global Atlantic BlackRock High Yield Portfolio	0.50% on first $1 billion
0.48% on next $1 billion
0.46% over $2 billion

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Portfolio	Advisory Fee*
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.34% on first $250 million
0.32% on next $250 million
0.26% over $500 million

*  Calculated daily based on the average daily net assets.

During the six-month period ended June 30, 2026, with respect to the Global Atlantic BlackRock Disciplined International Core Portfolio, the Adviser contractually agreed to waive its fees and to reimburse expenses, at least until the expiration dates listed below, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages attributable to the Portfolio's shares listed below ("Waiver Agreement"). The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment. This agreement may be terminated only by the Board, on 60 days' written notice to the Adviser.

	Operating Expense Limitations
Portfolio	Class I	Class II	Expiration Date
Global Atlantic BlackRock Disciplined International Core Portfolio	0.79%	1.04%	May 1, 2027

For the six-month period ended June 30, 2026, the Adviser waived, reimbursed, or recaptured fees as follows:

	Investment Advisory Fee Waiver	Investment Advisory Fee Reimbursed	Total
Global Atlantic BlackRock Disciplined International Core Portfolio	$(30,770)	$-	$(30,770)

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio's operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

The Adviser may recapture the following amounts by the following dates:

	December 31, 2026	December 31, 2027	December 31, 2028	December 31, 2029
Global Atlantic BlackRock Disciplined International Core Portfolio	$55,889	$110,702	$129,408	$30,770

On May 23, 2017, the U.S. Securities and Exchange Commission ("SEC") granted an order allowing Commonwealth Annuity and Life Insurance Company ("Commonwealth") to substitute certain variable investment options in which subaccounts of its Separate Accounts invest with the Portfolios included in this report.

As a condition of this order, the SEC required that Commonwealth or an affiliate thereof (other than the Trust) pay all expenses and transaction costs of the substitutions, including legal and accounting expenses, any applicable brokerage expenses and other fees and expenses such that no fees or charges were assessed to the affected contract owners to effect the substitutions. There were no substitution-related expenses for the six-month period ended June 30, 2026.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio's Class II shares and, for the six-month period ended June 30, 2026, was paid to Global Atlantic Distributors, LLC ("GAD") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios' shareholder accounts, not otherwise required to be provided by the Adviser. GAD is an affiliate of the Adviser.

For the six-month period ended June 30, 2026, the Portfolios expensed the following distribution fees:

Fees Paid
Global Atlantic BlackRock Allocation Portfolio	$15,776
Global Atlantic BlackRock Disciplined Core Portfolio	47,216
Global Atlantic BlackRock Disciplined Growth Portfolio	33,053
Global Atlantic BlackRock Disciplined International Core Portfolio	62,629
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	137,019
Global Atlantic BlackRock Disciplined Value Portfolio	7,541
Global Atlantic BlackRock High Yield Portfolio	717
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	-

For the six-month period ended June 30, 2026, the Trustees received fees in the amounts as follows:

Fees Received
Global Atlantic BlackRock Allocation Portfolio	$2,993
Global Atlantic BlackRock Disciplined Core Portfolio	35,337
Global Atlantic BlackRock Disciplined Growth Portfolio	5,461
Global Atlantic BlackRock Disciplined International Core Portfolio	7,890
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	14,696
Global Atlantic BlackRock Disciplined Value Portfolio	12,425
Global Atlantic BlackRock High Yield Portfolio	2,488
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	3,185

Foreside Fund Officer Services, LLC ("Foreside", d/b/a ACA Group) provides compliance and financial control services for the Portfolios pursuant to a written agreement with the Trust, on behalf of the Portfolios, including providing the Principal Financial Officer / Principal Accounting Officer to the Portfolios. The Portfolios pay Foreside an annual basis-point fee based on the Portfolio's daily net assets, subject to a fee minimum, and reimburses for certain expenses incurred on behalf of the Portfolios. Total fees paid to Foreside pursuant to these agreements are reflected as "Regulatory and Compliance" fees on the Statement of Operations.

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2026, Commonwealth owned 100% of the voting securities of each Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Shareholder Concentration Risk – Commonwealth, certain accounts or the Adviser's affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio's shares. Redemptions by these entities of their holdings in a Portfolio may impact the Portfolio's liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

6.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

As of December 31, 2025, the aggregate cost of investments for federal income tax purposes, the gross unrealized appreciation and depreciation and the aggregated net unrealized appreciation (depreciation) on investments, inclusive of foreign currency and derivatives, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic BlackRock Allocation Portfolio	$45,285,951	$10,345,447	$(1,014,085)	$9,331,362
Global Atlantic BlackRock Disciplined Core Portfolio	393,035,555	287,866,993	(9,109,905)	278,757,088
Global Atlantic BlackRock Disciplined Growth Portfolio	55,093,914	49,752,151	(2,083,072)	47,669,079
Global Atlantic BlackRock Disciplined International Core Portfolio	106,983,779	43,674,420	(5,909,456)	37,764,964
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	217,185,852	54,266,208	(13,652,560)	40,613,648
Global Atlantic BlackRock Disciplined Value Portfolio	189,723,940	46,589,149	(7,133,256)	39,455,893
Global Atlantic BlackRock High Yield Portfolio	42,118,577	1,394,445	(114,614)	1,279,831
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	61,546,694	701,798	(1,310,313)	(608,515)

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2025 and 2024 were as follows:

For fiscal year ended 12/31/2025	Ordinary Income	Long-Term Capital Gains	Total
Global Atlantic BlackRock Allocation Portfolio	$2,807,611	$2,907,066	$5,714,677
Global Atlantic BlackRock Disciplined Core Portfolio	43,869,246	42,331,327	86,200,573
Global Atlantic BlackRock Disciplined Growth Portfolio	8,230,205	15,204,320	23,434,525
Global Atlantic BlackRock Disciplined International Core Portfolio	2,933,682	-	2,933,682
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	-	10,143,092	10,143,092
Global Atlantic BlackRock Disciplined Value Portfolio	21,558,389	14,624,781	36,183,170
Global Atlantic BlackRock High Yield Portfolio	3,503,701	-	3,503,701
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	2,428,484	-	2,428,484
For fiscal year ended 12/31/2024	Ordinary Income	Long-Term Capital Gains	Total
Global Atlantic BlackRock Allocation Portfolio	$1,231,896	$1,460,570	$2,692,466
Global Atlantic BlackRock Disciplined Core Portfolio	17,463,483	17,993,984	35,457,467
Global Atlantic BlackRock Disciplined Growth Portfolio	256,699	1,184,011	1,440,710
Global Atlantic BlackRock Disciplined International Core Portfolio	3,236,098	-	3,236,098
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	82,615	217	82,832
Global Atlantic BlackRock Disciplined Value Portfolio	11,010,176	5,365,869	16,376,045
Global Atlantic BlackRock High Yield Portfolio	3,364,709	-	3,364,709
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	2,385,974	-	2,385,974

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Loss and Late Year Loss	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Global Atlantic BlackRock Allocation Portfolio	$1,525,004	$3,816,701	$-	$-	$9,331,362	$14,673,067
Global Atlantic BlackRock Disciplined Core Portfolio	17,740,561	38,673,075	-	-	278,757,088	335,170,724
Global Atlantic BlackRock Disciplined Growth Portfolio	1,643,456	6,584,034	-	-	47,669,079	55,896,569

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Loss and Late Year Loss	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Global Atlantic BlackRock Disciplined International Core Portfolio	$1,182,292	$5,779,197	$-	$-	$37,764,964	$44,726,453
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	12,192,459	23,508,532	-	-	40,613,648	76,314,639
Global Atlantic BlackRock Disciplined Value Portfolio	6,226,863	11,435,381	-	-	39,455,893	57,118,137
Global Atlantic BlackRock High Yield Portfolio	3,018,726	-	-	(9,684,956)	1,279,831	(5,386,399)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	2,232,086	-	-	(8,740,021)	(608,515)	(7,116,450)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on passive foreign investment companies, open 1256 options and futures contracts, forward foreign currency contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) and unrealized derivative gains (losses) of $70,049, and $93,515 for Global Atlantic BlackRock Disciplined International Core Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio, respectively.

At December 31, 2025, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Atlantic BlackRock Allocation Portfolio	$-	$-	$-
Global Atlantic BlackRock Disciplined Core Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Growth Portfolio	-	-	-
Global Atlantic BlackRock Disciplined International Core Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Value Portfolio	-	-	-
Global Atlantic BlackRock High Yield Portfolio	4,815,321	4,869,635	9,684,956
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	4,526,895	4,213,126	8,740,021

During the year ended December 31, 2025, the following Portfolios utilized capital loss carryforwards:

Utilized
Global Atlantic BlackRock Disciplined International Core Portfolio	$4,136,825

8.  OPERATING SEGMENTS

The Portfolios follow FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios' financial position or their results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The President of the Trust acts as the Portfolios' chief operating decision maker ("CODM") assessing performance and making decisions about resource allocation. The CODM has determined that each Portfolio has a single operating segment based on the fact that the CODM monitors the operating results of each Portfolio as a whole and the Portfolios' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios' portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

9.  OTHER RISKS

The Portfolios' risks include, but are not limited to, the following:

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the perception (whether by market participants, rating agencies, pricing services or otherwise) that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser or the rating agencies than such securities actually do. These risks are heightened in market environments where interest rates are rising.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized OTC derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis.

Exchange-Traded Funds Risk – The Portfolios may invest in ETFs. Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. An ETF's shares could also trade at a premium or discount to net asset value when an ETF's underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF's underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF's shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Portfolio's holdings may not be able to be liquidated at the most optimal time, adversely affecting performance.

There can be no assurance that an ETF's investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

risks associated with real estate investments and natural resources. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. Local, regional or global events such as war, military conflict, geopolitical disputes, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on a Portfolio and its investments. The market prices of securities may also be negatively impacted by trading activity and investor interest, including interest driven by factors unrelated to market conditions or financial performance. In these circumstances, the value of a Portfolio's investments, particularly any short positions or exposures, may fluctuate dramatically.

A Portfolio may experience a substantial or complete loss on any individual security.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact Portfolio investments. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed income markets.

Quantitative Investing Risk – Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). In addition, investments selected using models may react differently to issuer, political, market and economic developments from the market as a whole or securities selected using only fundamental analysis. There is no guarantee that the use of quantitative analysis will result in effective investment decisions for a Portfolio. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

10.  SUBSEQUENT EVENTS

The Portfolios evaluated subsequent events from June 30, 2026 through the date these financial statements were issued. There were no significant events that would have a material impact on the Portfolios' financial statements, other than discussed below:

Reorganization of Global Atlantic Goldman Sachs Core Fixed Income Portfolio into the Global Atlantic BlackRock High Yield Portfolio

At a meeting held on May 7, 2026 (the "Meeting"), the Board approved an Agreement and Plan of Reorganization (the "Plan") that provides for the reorganization of Global Atlantic Goldman Sachs Core Fixed Income Portfolio (the "Acquired Portfolio") into the Global Atlantic BlackRock High Yield Portfolio (to be renamed Global Atlantic BlackRock Multi-Sector Fixed Income Portfolio) (the "Acquiring Portfolio") (the "Reorganization"). The Reorganization is expected to close after the close of business on or about October 2, 2026 (the "Closing Date"). Pursuant to the terms of the Plan, on the Closing Date, the Acquired Portfolio will transfer all of its assets to the Acquiring Portfolio, in exchange for shares of the Acquiring Portfolio and the assumption of all of the liabilities of the Acquired Portfolio by the Acquiring Portfolio.

The Board also approved changes to the Acquiring Portfolio's contractual investment management fee schedule. Effective September 30, 2026, the new contractual investment management fee schedule for the Acquiring Portfolio will be as follows:

Average Daily Net Assets	Annual Rate
First $250 million	0.34%
Next $250 million	0.32%
Over $500 million	0.26%

The Board also approved a reduction to the contractual investment sub-advisory management fee schedule for the Acquiring Portfolio effective September 30, 2026.

In addition, effective September 30, 2026 and at least until October 31, 2027, the Adviser has contractually agreed to establish an expense limitation arrangement applicable to the Acquiring Portfolio, under which the Adviser will reimburse such Portfolio's expenses such that the total annual operating expense ratio of the Acquiring Portfolio will not exceed 0.52%, 0.77%, and 0.67% of average daily net assets attributable to Class I, Class II and Class III shares of the Acquiring Portfolio, respectively.

Repositioning of the Global Atlantic BlackRock High Yield Portfolio

At a meeting held on May 7, 2026, the Board approved the change of the Acquiring Portfolio's name to the Global Atlantic BlackRock Multi-Sector Fixed Income Portfolio and also approved changes to the Acquiring Portfolio's 80% investment policy, investment strategy, investment risks and certain other changes. The Acquiring Portfolio's 80% investment policy will be changed to the following: "[u]nder normal market conditions, the Portfolio seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to fixed-income securities." These changes will go into effect on or about September 30, 2026.

Global Atlantic Portfolios

Supplemental Information

June 30, 2026 (Unaudited)

Approval of Amendment to Investment Advisory Agreement and Amendment to Sub-Advisory Agreement with BlackRock Investment Management, LLC

At a meeting held on May 7, 2026, the Board of Trustees (the "Trustees" or the "Board") of Forethought Variable Insurance Trust (the "Trust"), including a majority of the Trustees who are not "interested persons" (the "Independent Trustees"), considered the approval of an amendment to the sub-advisory agreement between Global Atlantic Investment Advisors, LLC (the "Adviser"), BlackRock Investment Management, LLC ("BlackRock") and the Trust on behalf of Global Atlantic BlackRock Allocation Portfolio, Global Atlantic Moderate Managed Risk Portfolio and Global Atlantic Moderately Aggressive Managed Risk Portfolio, to add Global Atlantic BlackRock High Yield Portfolio ("GA BlackRock High Yield" or the "Portfolio") to the existing sub-advisory agreement and reduce the Portfolio's sub-advisory fee schedule, effective September 30, 2026 (the "BlackRock Amendment").

In addition, at a meeting held on May 7, 2026, the Board, including a majority of the Independent Trustees, considered the approval of an amendment to the investment advisory agreement between the Adviser and the Trust to reduce the advisory fee schedule for GA BlackRock High Yield in connection with the reorganization of Global Atlantic Goldman Sachs Core Fixed Income Portfolio into the Portfolio (the "GAIA Amendment" and, together with the BlackRock Amendment, the "Amendments").

In approving the Amendments, the Trustees considered that they approved the investment advisory agreement with the Adviser and the sub-advisory agreement with BlackRock at their November 6, 2025 meeting. The Trustees considered the detailed information provided by the Adviser and BlackRock in the November 6, 2025 meeting materials. The Trustees also noted that the nature of the advisory services provided by the Adviser and/or BlackRock was not expected to change as a result of the Amendments. Finally, the Trustees considered that the BlackRock Amendment would result in a lower sub-advisory fee schedule for the Portfolio and that the GAIA Amendment would result in a lower advisory fee schedule for the Portfolio.

In each case, having considered such information as the Trustees believed to be reasonably necessary to evaluate the terms of the applicable Amendment, and as assisted by the advice of counsel, the Trustees unanimously concluded that approving the Amendment was in the best interests of the Portfolio and its shareholders. The Trustees noted that, in considering each Amendment, they did not identify any one factor as all important and each Trustee may have afforded different weight to the various factors.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on or through the Portfolios' website at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each Portfolio's Form N-PORT is available: (i) on the SEC's website at http://www.sec.gov; and (ii) on the Portfolios' website at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. Each Portfolio will post to https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio's portfolio holdings will remain available on the website noted above at least until the next monthly update.

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC
10 West Market Street, Suite 2300
Indianapolis, IN 46204

ADMINISTRATOR

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INVESTMENT SUB-ADVISERS

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540-6455

Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Forethought Variable Insurance Trust

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date      August 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Deborah Schunder
Deborah Schunder, President
(Principal Executive Officer)

Date      August 26, 2026

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date      August 26, 2026

* Print the name and title of each signing officer under his or her signature.